DoubleLine Total Return Bond Fund

Schedule of Investments

June 30, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.9%
3,596,243	AASET Ltd., Series 2018-1A-B	5.44	% (a)	01/16/2038	2,848,811
34,511,556	AASET Ltd., Series 2019-2-A	3.38	% (a)	10/16/2039	33,890,382
24,009,218	AASET Trust, Series 2020-1A-A	3.35	% (a)	01/16/2040	23,821,754
45,000,000	Affirm Asset Securitization Trust, Series 2020-A-A	2.10	% (a)	02/18/2025	45,417,955
7,513,419	Affirm Asset Securitization Trust, Series 2020-Z1-A	3.46	% (a)	10/15/2024	7,613,177
10,609,253	Affirm Asset Securitization Trust, Series 2020-Z2-A	1.90	% (a)	01/15/2025	10,694,606
6,798,189	Aqua Finance Trust, Series 2017-A-A	3.72	% (a)	11/15/2035	6,985,477
21,500,000	Bojangles LLC, Series 2020-1A-A2	3.83	% (a)	10/20/2050	22,515,692
40,021,847	Business Jet Securities LLC, Series 2020-1A-A	2.98	% (a)	11/15/2035	40,904,209
44,471,875	CAL Funding IV Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	44,985,481
31,245,417	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	31,356,838
58,708,814	Castlelake Aircraft Securitization Trust, Series 2017-1-A	3.97%		07/15/2042	58,700,125
7,548,399	Castlelake Aircraft Securitization Trust, Series 2018-1-A	4.13	% (a)	06/15/2043	7,542,209
18,757,500	CLI Funding LLC, Series 2020-1A-A	2.08	% (a)	09/18/2045	18,945,807
2,661,164	CLUB Credit Trust, Series 2017-P2-C	4.91	% (a)	01/15/2024	2,677,666
12,283,200	Coinstar Funding LLC, Series 2017-1A-A2	5.22	% (a)	04/25/2047	12,291,214
4,498,129	Commonbond Student Loan Trust, Series 2016-A-A1	3.32	% (a)	05/25/2040	4,618,132
92,385	Consumer Loan Underlying Bond Credit Trust, Series 2018-6-PT	4.75	% (a)(b)	06/17/2041	89,154
13,331,341	Credit Suisse ABS Trust, Series 2020-AT1-A	2.61	% (a)	10/15/2026	13,634,976
39,300,000	DataBank Issuer, Series 2021-1A-A2	2.06	% (a)	02/27/2051	39,889,492
7,860,000	DB Master Finance LLC, Series 2019-1A-A2I	3.79	% (a)	05/20/2049	7,999,686
24,858,600	Dividend SLR, Series 2019-1-A	3.67	% (a)	08/22/2039	26,409,473
36,784,375	Domino’s Pizza Master Issuer LLC, Series 2019-1A-A2	3.67	% (a)	10/25/2049	39,941,508
2,005,092	Earnest Student Loan Program LLC, Series 2016-B-A2	3.02	% (a)	05/25/2034	2,005,357
2,660,517	Earnest Student Loan Program LLC, Series 2016-D-A2	2.72	% (a)	01/25/2041	2,665,127
34,526,312	ECAF Ltd., Series 2015-1A-A2	4.95	% (a)	06/15/2040	32,558,140
3,499,306	Falcon Aerospace Ltd., Series 2017-1-A	4.58	% (a)	02/15/2042	3,522,146
572,189	Foundation Finance Trust, Series 2016-1A-A	3.96	% (a)	06/15/2035	575,231
5,744,997	Foundation Finance Trust, Series 2019-1A-A	3.86	% (a)	11/15/2034	5,935,459
24,099,442	GAIA Aviation Ltd., Series 2019-1-A	3.97	% (a)(c)	12/15/2044	23,992,995
30,725,139	Global SC Finance SRL, Series 2020-1A-A	2.17	% (a)	10/17/2040	31,144,506
23,064,038	Harbour Aircraft Investments Ltd., Series 2017-1-A	4.00%		11/15/2037	22,011,280
3,982,623	HERO Funding Trust, Series 2016-3A-A2	3.91	% (a)	09/20/2042	4,148,602
10,104,775	HERO Funding Trust, Series 2016-4A-A2	4.29	% (a)	09/20/2047	10,514,425
12,061,447	Horizon Aircraft Finance Ltd., Series 2018-1-A	4.46	% (a)	12/15/2038	12,091,686
25,345,847	Horizon Aircraft Finance Ltd., Series 2019-1-A	3.72	% (a)	07/15/2039	25,033,130
47,640,000	JACK, Series 2019-1A-A23	4.97	% (a)	08/25/2049	52,613,111
10,550,000	Jersey Mike’s Funding, Series 2019-1A-A2	4.43	% (a)	02/15/2050	11,352,389
56,114,750	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	60,165,887
20,908,830	JOL Air Ltd., Series 2019-1-A	3.97	% (a)	04/15/2044	20,937,767
7,148,098	Kestrel Aircraft Funding Ltd., Series 2018-1A-A	4.25	% (a)	12/15/2038	7,137,948

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
68,760,981	Labrador Aviation Finance Ltd., Series 2016-1A-A1	4.30	% (a)	01/15/2042	68,244,036
8,855,774	LendingClub Receivables Trust, Series 2020-3-A	3.50	% (a)	01/16/2046	8,970,598
12,629,821	LendingClub Receivables Trust, Series 2020-5A-A	3.50	% (a)	03/15/2046	12,720,685
1,950,000	Loanpal Solar Loan Ltd., Series 2021-1GS-B	2.84	% (a)	01/20/2048	1,947,208
14,855,699	Lunar Aircraft Ltd., Series 2020-1A-A	3.38	% (a)	02/15/2045	14,690,177
20,401,610	Mosaic Solar Loan Trust, Series 2017-2A-A	3.82	% (a)	06/22/2043	21,706,346
11,925,392	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01	% (a)	06/22/2043	12,876,897
15,027,712	Mosaic Solar Loan Trust, Series 2018-2GS-A	4.20	% (a)	02/22/2044	16,378,168
2,557,885	Mosaic Solar Loan Trust, Series 2019-1A-A	4.37	% (a)	12/21/2043	2,814,163
23,000,000	Navient Private Education Loan Trust, Series 2017-A-B	3.91	% (a)	12/16/2058	23,475,550
30,000,000	Navient Private Education Loan Trust, Series 2018-BA-B	4.13	% (a)	12/15/2059	30,643,134
15,800,000	Neighborly Issuer LLC, Series 2021-1A-A2	3.58	% (a)	04/30/2051	16,338,240
5,963,747	Newtek Small Business Loan Trust, Series 2018-1-A (Prime Rate - 0.55%)	2.70	% (a)	02/25/2044	5,878,450
11,287,485	Oxford Finance Funding LLC, Series 2019-1A-A2	4.46	% (a)	02/15/2027	11,647,771
46,965,516	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97	% (a)	06/15/2044	46,974,486
17,301,525	Primose Funding LLC, Series 2019-1A-A2	4.48	% (a)	07/30/2049	18,006,673
13,761,744	Prosper Trust, Series 2019-ST1-A	4.50	% (a)	07/15/2025	13,969,174
19,245,770	Raptor Aircraft Finance LLC, Series 2019-1-A	4.21	% (a)	08/23/2044	18,533,042
44,000,000	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	43,718,928
11,187,836	Renew, Series 2017-2A-A	3.22	% (a)	09/22/2053	11,660,310
45,040,103	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (a)	03/15/2040	44,000,037
16,832,409	Sapphire Aviation Finance Ltd., Series 2020-1A-B	4.34	% (a)	03/15/2040	14,736,909
17,046,000	SBA Tower Trust	1.88	% (a)	01/15/2026	17,282,530
9,306,675	ServiceMaster Funding LLC, Series 2020-1-A2II	3.34	% (a)	01/30/2051	9,818,336
26,680,952	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75	% (a)	10/15/2042	26,099,521
6,998,959	Sierra Timeshare Receivables Funding LLC, Series 2020-2A-B	2.32	% (a)	07/20/2037	7,123,761
3,905,083	Sierra Timeshare Receivables Funding LLC, Series 2020-2A-C	3.51	% (a)	07/20/2037	4,038,634
7,197,179	SLM Private Credit Student Loan Trust, Series 2006-A-A5 (3 Month LIBOR USD + 0.29%)	0.41%		06/15/2039	6,997,952
5,563,168	SLM Private Credit Student Loan Trust, Series 2006-B-A5 (3 Month LIBOR USD + 0.27%)	0.39%		12/15/2039	5,457,544
33,577,178	SLVRR, Series 2019-1-A	3.97	% (a)	07/15/2044	33,433,636
47,487,210	Sofi Alternative Trust, Series 2021-1-PT2	4.61	% (a)(b)	05/25/2030	49,907,396
77,160,710	SoFi Alternative Trust, Series 2021-A-PT1	1.48	% (a)(b)	03/15/2047	76,836,327
62,401,033	SoFi Alternative Trust, Series 2021-A-PT2	1.48	% (a)(b)	03/15/2047	62,138,699
35,069,235	SoFi Alternative Trust, Series 2021-B-PT1	1.76	% (a)(b)	02/15/2047	35,310,125
44,940,598	SoFi Alternative Trust, Series 2021-B-PT2	1.76	% (a)(b)	02/15/2047	45,249,295
258,599	SoFi Consumer Loan Program LLC, Series 2016-1-A	3.26	% (a)	08/25/2025	259,122
404,792	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78	% (a)	09/25/2026	405,550
3,591,413	SoFi Professional Loan Program, Series 2016-A-A2	2.76	% (a)	12/26/2036	3,630,953
20,000,000	SoFi Professional Loan Program, Series 2017-E-B	3.49	% (a)	11/26/2040	20,954,294
13,000,000	SoFi Professional Loan Program, Series 2017-E-C	4.16	% (a)	11/26/2040	13,623,063
22,800,000	SoFi Professional Loan Program, Series 2018-A-B	3.61	% (a)	02/25/2042	23,810,744
18,000,000	SoFi Professional Loan Program, Series 2018-B-BFX	3.83	% (a)	08/25/2047	18,773,386
18,723,128	Springleaf Funding Trust, Series 2017-AA-A	2.68	% (a)	07/15/2030	18,766,433
23,600,427	Sprite Ltd., Series 2017-1-A	4.25	% (a)	12/15/2037	23,501,872

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
19,790,000	Stack Infrastructure Issuer LLC, Series 2020-1A-A2	1.89	% (a)	08/25/2045	19,908,518
21,839,603	Start Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	21,954,720
42,108,512	Sunbird Engine Finance LLC, Series 2020-1A-A	3.67	% (a)	02/15/2045	41,214,675
13,602,552	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87	% (a)	07/20/2048	14,821,022
15,171,232	Sunnova Helios Issuer LLC, Series 2019-AA-A	3.75	% (a)	06/20/2046	15,922,187
31,076,897	Sunnova Sol Issuer LLC, Series 2020-2A-A	2.73	% (a)	11/01/2055	31,893,728
47,148,212	Sunnova Sol LLC, Series 2020-1A-A	3.35	% (a)	02/01/2055	49,410,100
32,428,500	Taco Bell Funding LLC, Series 2018-1A-A2I	4.32	% (a)	11/25/2048	32,632,605
18,425,000	TAL Advantage VII LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	18,609,060
3,915,313	TAL Advantage VII LLC, Series 2020-1A-B	3.29	% (a)	09/20/2045	3,997,423
11,872,864	Textainer Marine Containers Ltd., Series 2020-1A-A	2.73	% (a)	08/21/2045	12,087,183
9,995,561	Textainer Marine Containers Ltd., Series 2020-2A-A	2.10	% (a)	09/20/2045	10,088,145
3,255,230	Textainer Marine Containers Ltd., Series 2020-2A-B	3.34	% (a)	09/20/2045	3,338,608
24,108,768	Upgrade Master Credit Pass-Thru Trust, Series 2021-PT1-A	10.92	% (a)	08/15/2027	25,953,089
10,000,000	Upgrade Master Pass-Thru Trust Series, Series 2021-PT4-A	10.92	% (a)	08/15/2027	10,094,470
4,784,994	Upgrade Master Pass-Thru Trust, Series 2019-ST2-A	3.90	% (a)	09/15/2025	4,832,121
25,608,474	Upgrade Master Pass-Thru Trust, Series 2021-PT1-A	5.11	% (a)	04/15/2027	25,984,919
19,782,033	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	14.18	% (a)	07/15/2027	19,904,167
2,235,820	Upgrade Receivables Trust, Series 2019-1A-C	5.15	% (a)	03/15/2025	2,238,962
20,728,910	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (a)	12/20/2026	21,094,813
16,415,035	Upstart Pass-Through Trust, Series 2021-ST1-A	2.75	% (a)	02/20/2027	16,566,825
12,480,283	Upstart Securitization Trust, Series 2020-2-A	2.31	% (a)	11/20/2030	12,633,980
18,406,250	Vantage Data Centers Issuer LLC, Series 2019-1A-A2	3.19	% (a)	07/15/2044	19,068,794
32,425,000	Vantage Data Centers Issuer LLC, Series 2020-2A-A2	1.99	% (a)	09/15/2045	32,302,936
17,806,680	Vivint Solar Financing LLC, Series 2018-1A-A	4.73	% (a)	04/30/2048	19,408,474
21,798,720	VR Funding LLC, Series 2020-1A-A	2.79	% (a)	11/15/2050	21,446,742
33,894,859	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10	% (a)(b)	09/14/2022	34,531,906
6,590,047	Wave LLC, Series 2019-1-A	3.60	% (a)	09/15/2044	6,565,091
19,845,000	Wendy’s Funding LLC, Series 2019-1A-A2II	4.08	% (a)	06/15/2049	21,370,243
49,242,577	Willis Engine Structured Trust, Series 2020-A-A	3.23	% (a)	03/15/2045	49,539,215
10,473,750	Wingstop Funding LLC, Series 2020-1A-A2	2.84	% (a)	12/05/2050	10,915,674
13,488,913	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61	% (a)	10/15/2038	13,388,758

Total Asset Backed Obligations (Cost $2,404,271,692)					2,439,248,318

Bank Loans - 0.1%
11,146,667	Aligned Energy LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00	% (d)	09/02/2023	11,144,437
26,853,333	Aligned Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00	% (d)	09/02/2023	26,847,963

Total Bank Loans (Cost $38,000,000)					37,992,400

Collateralized Loan Obligations - 3.0%
2,000,000	Anchorage Capital Ltd., Series 2014-3RA-B (3 Month LIBOR USD + 1.50%)	1.68	% (a)	01/28/2031	2,000,651
36,000,000	Anchorage Capital Ltd., Series 2018-10A-A1A (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.38	% (a)	10/15/2031	36,017,266
3,000,000	Apidos Ltd., Series 2013-12A-CR (3 Month LIBOR USD + 1.80%)	1.98	% (a)	04/15/2031	2,977,630

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,450,000	Bain Capital Credit Ltd., Series 2019-3A-B2 (3 Month LIBOR USD + 1.87%, 1.87% Floor)	2.06	% (a)	10/21/2032	10,460,589
5,000,000	BlueMountain Ltd., Series 2018-2A-B (3 Month LIBOR USD + 1.70%, 1.70% Floor)	1.86	% (a)	08/15/2031	5,006,723
5,065,000	CFIP Ltd., Series 2017-1A-C (3 Month LIBOR USD + 2.10%)	2.29	% (a)	01/18/2030	5,057,880
61,250,000	CVP Ltd., Series 2017-2A-A (3 Month LIBOR USD + 1.19%, 1.19% Floor)	1.38	% (a)	01/20/2031	61,332,890
3,500,000	Dryden Ltd., Series 2017-53A-B (3 Month LIBOR USD + 1.40%)	1.58	% (a)	01/15/2031	3,500,304
35,250,000	Elevation Ltd., Series 2014-2A-A1R (3 Month LIBOR USD + 1.23%)	1.41	% (a)	10/15/2029	35,259,489
25,500,000	Elevation Ltd., Series 2018-9A-A1 (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.30	% (a)	07/15/2031	25,505,715
20,250,000	Fort Washington, Series 2019-1A-A (3 Month LIBOR USD + 1.42%, 1.42% Floor)	1.61	% (a)	10/20/2032	20,297,546
76,100,000	Greywolf Ltd., Series 2018-1A-A1 (3 Month LIBOR USD + 1.03%)	1.21	% (a)	04/26/2031	76,172,295
1,855,206	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	5.18	% (a)(d)	04/28/2025	468,838
5,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%)	3.83	% (a)	10/22/2025	4,609,328
18,489,088	Halcyon Loan Advisors Funding Ltd., Series 2015-3A-A1R (3 Month LIBOR USD + 0.90%)	1.09	% (a)	10/18/2027	18,507,581
13,000,000	Halsey Point Ltd., Series 2019-1A-B1 (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.39	% (a)	01/20/2033	13,021,265
30,106,944	Harbourview Ltd., Series 7RA-A1 (3 Month LIBOR USD + 1.13%, 1.13% Floor)	1.32	% (a)	07/18/2031	30,025,378
10,000,000	Highbridge Loan Management Ltd., Series 7A-2015-BR (3 Month LIBOR USD + 1.18%)	1.34	% (a)	03/15/2027	9,973,000
6,000,000	Jamestown Ltd., Series 2018-11A-A2 (3 Month LIBOR USD + 1.70%)	1.89	% (a)	07/14/2031	6,010,846
56,695,000	Jamestown Ltd., Series 2018-6RA-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.33	% (a)	04/25/2030	56,680,504
5,000,000	Jamestown Ltd., Series 2018-6RA-A2A (3 Month LIBOR USD + 1.78%, 1.78% Floor)	1.96	% (a)	04/25/2030	5,004,595
9,500,000	Jamestown Ltd., Series 2019-14A-A2 (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.39	% (a)	10/20/2032	9,525,762
4,500,000	Jamestown Ltd., Series 2019-1A-A2 (3 Month LIBOR USD + 2.15%, 2.15% Floor)	2.34	% (a)	04/20/2032	4,561,427
12,950,000	Kayne Ltd., Series 2019-5A-B1 (3 Month LIBOR USD + 2.00%, 2.00% Floor)	2.18	% (a)	07/24/2032	12,978,215
30,000,000	LCM LP, Series 17A-A2RR (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.33	% (a)	10/15/2031	30,023,436
12,500,000	Marble Point Ltd., Series 2020-2A-A (3 Month LIBOR USD + 1.90%, 1.90% Floor)	2.08	% (a)	10/15/2031	12,571,000
54,500,000	Midocean Credit Partners, Series 2018-9A-A1 (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.34	% (a)	07/20/2031	54,534,024
83,000,000	MKS Ltd., Series 2017-1A-AR (3 Month LIBOR USD + 1.00%, 1.00% Floor)	1.19	% (a)	07/20/2030	83,000,057
55,000,000	MP Ltd.	0.01	% (a)(e)	07/25/2034	55,000,000
65,000,000	MP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.25%)	1.44	% (a)	10/20/2030	65,052,000
55,000,000	MP Ltd., Series 2013-2A-ARR (3 Month LIBOR USD + 1.28%)	1.46	% (a)	07/25/2029	55,065,509
30,000,000	Nassau Ltd., Series 2018-IA-A (3 Month LIBOR USD + 1.15%)	1.33	% (a)	07/15/2031	29,893,210

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
19,280,834	Northwoods Capital Ltd., Series 2017-16A-A (3 Month LIBOR USD + 1.27%)	1.43	% (a)	11/15/2030	19,298,607
38,668,291	Northwoods Capital Ltd., Series 2018-11BA-A1 (3 Month LIBOR USD + 1.10%, 1.10% Floor)	1.29	% (a)	04/19/2031	38,701,505
75,000,000	OFSI Fund Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.33	% (a)	07/15/2031	75,099,619
28,000,000	Prudential PLC, Series 2018-1A-A (3 Month LIBOR USD + 1.15%)	1.33	% (a)	07/15/2031	28,008,400
2,500,000	Regatta Funding Ltd., Series 2018-1A-B (3 Month LIBOR USD + 1.65%)	1.84	% (a)	07/17/2031	2,497,565
20,000,000	Regatta Funding Ltd., Series 2018-3A-A (3 Month LIBOR USD + 1.19%)	1.37	% (a)	10/25/2031	20,027,492
39,000,000	Rockford Tower Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%)	1.26	% (a)	05/20/2031	38,990,250
50,000,000	Sound Point Ltd., Series 2013-3RA-A (3 Month LIBOR USD + 1.15%, 1.15% Floor)	1.34	% (a)	04/18/2031	50,021,641
36,500,000	Sound Point Ltd., Series 2015-2A-ARR (3 Month LIBOR USD + 1.39%, 1.39% Floor)	1.58	% (a)	07/20/2032	36,549,741
18,000,000	Sound Point Ltd., Series 2018-2A-C (3 Month LIBOR USD + 1.95%)	2.13	% (a)	07/26/2031	17,882,581
28,000,000	Sound Point Ltd., Series 2018-3A-A1A (3 Month LIBOR USD + 1.18%, 1.18% Floor)	1.36	% (a)	10/26/2031	28,027,994
30,000,000	Steele Creek Ltd., Series 2014-1RA-A (3 Month LIBOR USD + 1.07%, 1.07% Floor)	1.26	% (a)	04/21/2031	29,962,500
34,000,000	Steele Creek Ltd., Series 2016-1A-AR (3 Month LIBOR USD + 1.12%, 1.12% Floor)	1.24	% (a)	06/15/2031	33,927,801
10,000,000	Steele Creek Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.38	% (a)	04/15/2032	9,995,197
75,000,000	Vibrant Ltd., Series 2018-10A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.39	% (a)	10/20/2031	75,000,601
25,000,000	Wellfleet Ltd., Series 2018-1A-A (3 Month LIBOR USD + 1.10%, 1.10% Floor)	1.29	% (a)	07/17/2031	25,010,063
46,000,000	Wellfleet Ltd., Series 2018-2A-A1 (3 Month LIBOR USD + 1.20%, 1.20% Floor)	1.39	% (a)	10/20/2031	46,043,700
4,000,000	Wind River Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.00%)	2.19	% (a)	10/18/2030	3,962,322
6,971,311	Wind River Ltd., Series 2014-1A-ARR (3 Month LIBOR USD + 1.05%, 1.05% Floor)	1.24	% (a)	07/18/2031	6,971,497
40,000,000	Wind River Ltd., Series 2014-2A-AR (3 Month LIBOR USD + 1.14%, 1.14% Floor)	1.32	% (a)	01/15/2031	40,014,174

Total Collateralized Loan Obligations (Cost $1,460,099,398)					1,466,088,203

Non-Agency Commercial Mortgage Backed Obligations - 9.0%
850,000	1211 Avenue of the Americas Trust, Series 2015-1211-C	4.28	% (a)(b)	08/10/2035	918,158
7,949,000	20 Times Square Trust, Series 2018-20TS-F	3.20	% (a)(b)	05/15/2035	7,696,282
5,856,000	20 Times Square Trust, Series 2018-20TS-G	3.20	% (a)(b)	05/15/2035	5,433,194
2,010,000	ACRE Commercial Mortgage Ltd., Series 2021-FL4-B (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.48	% (a)	12/18/2037	2,005,019
260,094,137	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XA	1.09	% (a)(b)(f)	05/15/2053	18,529,809
3,725,000	Arbor Realty Ltd., Series 2019-FL1-B (1 Month LIBOR USD + 1.70%)	1.77	% (a)	05/15/2037	3,734,312
2,531,000	Arbor Realty Ltd., Series 2020-FL1-AS (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.52	% (a)	02/15/2035	2,534,695

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,725,000	Arbor Realty Ltd., Series 2020-FL1-B (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.92	% (a)	02/15/2035	6,748,255
6,300,000	Arbor Realty Ltd., Series 2021-FL1-B (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.57	% (a)	12/15/2035	6,324,022
2,700,000	Arbor Realty Ltd., Series 2021-FL1-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.07	% (a)	12/15/2035	2,711,980
2,837,533	Ashford Hospitality Trust, Series 2018-ASHF-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	0.97	% (a)	04/15/2035	2,839,486
11,007,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.12	% (a)	12/15/2036	10,555,305
29,257,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.02	% (a)	06/15/2035	29,297,421
28,877,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-D (1 Month LIBOR USD + 2.30%, 2.30% Floor)	2.37	% (a)	06/15/2035	28,880,038
13,685,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.47	% (a)	06/15/2035	13,475,990
35,435,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-D	3.29	% (a)(b)	01/15/2032	36,085,023
7,505,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-E	3.29	% (a)(b)	01/15/2032	7,421,646
12,135,791	Banc of America Commercial Mortgage Trust, Series 2007-5-XW	0.00	% (a)(b)(f)	02/10/2051	121
4,000,000	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-B	4.50	% (b)	09/15/2048	4,217,791
54,972,865	Banc of America Commercial Mortgage Trust, Series 2015-UBS7-XA	0.94	% (b)(f)	09/15/2048	1,560,333
5,018,000	Bancorp Commercial Mortgage Trust, Series 2018-CRE4-D (1 Month LIBOR USD + 2.10%, 0.25% Floor)	2.17	% (a)	09/15/2035	4,982,127
6,530,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-B (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.57	% (a)	03/15/2036	6,532,978
1,057,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.42	% (a)	03/15/2036	1,052,613
1,645,145	Bancorp Commercial Mortgage Trust, Series 2019-CRE6-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.17	% (a)	09/15/2036	1,645,728
1,614,000	BANK, Series 2017-BNK4-C	4.37	% (b)	05/15/2050	1,745,535
38,621,816	BANK, Series 2017-BNK4-XA	1.55	% (b)(f)	05/15/2050	2,226,065
4,916,000	BANK, Series 2017-BNK5-B	3.90	% (b)	06/15/2060	5,403,657
1,960,000	BANK, Series 2017-BNK5-C	4.40	% (b)	06/15/2060	2,138,621
86,792,064	BANK, Series 2017-BNK5-XA	1.20	% (b)(f)	06/15/2060	3,656,888
149,816,066	BANK, Series 2018-BN10-XA	0.87	% (b)(f)	02/15/2061	6,120,226
94,111,399	BANK, Series 2019-BN16-XA	1.12	% (b)(f)	02/15/2052	5,545,138
43,097,000	BANK, Series 2019-BN19-AS	3.45%		08/15/2061	47,240,471
1,099,000	BANK, Series 2019-BN20-AS	3.24	% (b)	09/15/2062	1,180,178
1,704,000	BANK, Series 2019-BN20-C	3.77	% (b)	09/15/2062	1,800,419
5,000,000	BANK, Series 2019-BN21-C	3.52	% (b)	10/17/2052	5,221,616
55,780,778	BANK, Series 2020-BN27-XA	1.27	% (b)(f)	04/15/2063	4,916,707
62,007,000	BANK, Series 2020-BN30-XB	0.83	% (b)(f)	12/15/2053	3,759,695
12,089,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-C (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.27	% (a)	08/15/2036	12,111,030
13,777,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-D (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.77	% (a)	08/15/2036	13,800,840
28,585,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-E (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.57	% (a)	08/15/2036	28,570,247

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
30,209,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.57	% (a)	08/15/2036	30,066,809
185,870,313	Barclays Commercial Mortgage Trust, Series 2019-C4-XA	1.74	% (b)(f)	08/15/2052	19,196,760
74,584,464	Barclays Commercial Mortgage Trust, Series 2019-C5-XA	1.02	% (b)(f)	11/15/2052	4,167,407
12,406,000	BBCMS Mortgage Trust, Series 2017-DELC-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	0.92	% (a)	08/15/2036	12,430,911
13,279,071	BBCMS Mortgage Trust, Series 2018-BXH-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.07	% (a)	10/15/2037	13,322,948
67,548,000	BBCMS Mortgage Trust, Series 2018-CBM-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.07	% (a)	07/15/2037	67,644,877
21,385,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.55%, 3.55% Floor)	3.62	% (a)	07/15/2037	21,287,249
9,135,000	BBCMS Mortgage Trust, Series 2018-TALL-A (1 Month LIBOR USD + 0.72%, 0.72% Floor)	0.79	% (a)	03/15/2037	9,089,650
5,775,000	BBCMS Mortgage Trust, Series 2018-TALL-F (1 Month LIBOR USD + 3.24%, 3.24% Floor)	3.31	% (a)	03/15/2037	5,294,771
11,799,000	BBCMS Mortgage Trust, Series 2020-C6-F5TB	3.81	% (a)(b)	02/15/2053	12,134,417
12,497,250	BBCMS Mortgage Trust, Series 2020-C6-F5TC	3.81	% (a)(b)	02/15/2053	12,093,386
189,033,151	BBCMS Mortgage Trust, Series 2020-C6-XA	1.17	% (b)(f)	02/15/2053	14,005,731
138,148,238	BBCMS Mortgage Trust, Series 2021-C9-XA	1.77	% (b)(f)	02/15/2054	17,322,187
68,467,000	BBCMS Mortgage Trust, Series 2021-C9-XB	1.12	% (b)(f)	02/15/2054	5,946,277
4,125,000	BDS Ltd., Series 2019-FL4-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.83	% (a)	08/15/2036	4,129,241
37,440,790	Benchmark Mortgage Trust, Series 2018-B7-XA	0.60	% (b)(f)	05/15/2053	939,438
30,619,323	Benchmark Mortgage Trust, Series 2018-B8-XA	0.83	% (b)(f)	01/15/2052	1,223,236
133,478,914	Benchmark Mortgage Trust, Series 2019-B15-XA	0.94	% (b)(f)	12/15/2072	7,353,207
80,449,337	Benchmark Mortgage Trust, Series 2019-B9-XA	1.21	% (b)(f)	03/15/2052	5,406,895
4,585,000	Benchmark Mortgage Trust, Series 2020-B16-B	3.18	% (b)	02/15/2053	4,919,596
75,323,611	Benchmark Mortgage Trust, Series 2020-B16-XA	1.05	% (b)(f)	02/15/2053	5,155,427
75,494,083	Benchmark Mortgage Trust, Series 2020-B17-XA	1.54	% (b)(f)	03/15/2053	6,556,042
13,462,000	Benchmark Mortgage Trust, Series 2020-B18-AGND	3.74	% (a)	07/15/2053	14,102,618
2,432,000	Benchmark Mortgage Trust, Series 2020-B18-AGNE	3.76	% (a)	07/15/2053	2,495,808
91,462,221	Benchmark Mortgage Trust, Series 2020-B18-XA	1.92	% (b)(f)	07/15/2053	10,336,868
239,423,083	Benchmark Mortgage Trust, Series 2020-B19-XA	1.89	% (b)(f)	09/15/2053	26,522,930
71,108,329	Benchmark Mortgage Trust, Series 2020-B22-XA	1.64	% (b)(f)	01/15/2054	8,513,388
276,099,000	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.61	% (b)(f)	09/15/2043	10,465,257
233,318,593	Benchmark Mortgage Trust, Series 2021-B24-XA	1.27	% (b)(f)	03/15/2054	20,170,509
672,000	BFLD, Series 2019-DPLO-B (1 Month LIBOR USD + 1.34%, 1.34% Floor)	1.41	% (a)	10/15/2034	673,284
3,801,000	BFLD, Series 2019-DPLO-E (1 Month LIBOR USD + 2.24%, 2.24% Floor)	2.31	% (a)	10/15/2034	3,784,417
75,399,000	BHMS Trust, Series 2018-ATLS-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.32	% (a)	07/15/2035	75,564,229
8,730,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.97	% (a)	07/15/2035	8,746,846
27,680,000	Bremar Hotels and Resorts Trust, Series 2018-PRME-A (1 Month LIBOR USD + 0.82%, 0.82% Floor)	0.89	% (a)	06/15/2035	27,719,898
1,544,680	Bsprt Issuer Ltd., Series 2018-FL4-A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.12	% (a)	09/15/2035	1,546,997

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,333,000	Bsprt Issuer Ltd., Series 2019-FL5-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.22	% (a)	05/15/2029	3,342,632
9,834,000	Bsprt Issuer Ltd., Series 2021-FL6-A (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.17	% (a)	03/15/2036	9,842,644
7,809,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	2.02	% (a)	03/15/2037	7,836,649
17,006,744	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	07/15/2034	17,077,771
18,319,122	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.12	% (a)	07/15/2034	18,392,955
63,983,750	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	07/15/2034	64,329,550
37,720,963	BX Trust, Series 2018-EXCL-A (1 Month LIBOR USD + 1.09%, 1.09% Floor)	1.16	% (a)	09/15/2037	37,361,704
2,014,000	BX Trust, Series 2019-ATL-E (1 Month LIBOR USD + 2.24%, 2.24% Floor)	2.31	% (a)	10/15/2036	1,992,855
8,600,959	BX Trust, Series 2019-MMP-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.67	% (a)	08/15/2036	8,548,550
173,184,000	BX Trust, Series 2019-OC11-E	4.08	% (a)(b)	12/09/2041	181,382,946
326,679,000	BX Trust, Series 2019-OC11-XB	0.32	% (a)(b)(f)	12/09/2041	5,438,748
20,366,000	BX Trust, Series 2021-SOAR-J (1 Month LIBOR USD + 3.75%, 3.75% Floor)	3.85	% (a)	06/15/2038	20,454,796
3,450,000	BX Trust, Series 2021-VIEW-F (1 Month LIBOR USD + 3.93%, 3.93% Floor)	4.08	% (a)	06/15/2023	3,465,070
47,291,539	CD Commercial Mortgage Trust, Series 2017-CD6-XA	1.06	% (b)(f)	11/13/2050	1,802,205
5,175,000	CD Mortgage Trust, Series 2017-CD6-C	4.41	% (b)	11/13/2050	5,582,232
5,394,250	CF Trust, Series 2019-MF1-A (1 Month LIBOR USD + 1.05%, 2.05% Floor)	2.05	% (a)	08/21/2032	5,401,627
4,517,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-AM	3.69%		05/10/2058	4,872,815
7,155,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-C	5.01	% (b)	05/10/2058	7,925,274
85,075,915	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.80	% (b)(f)	05/10/2058	5,454,983
43,075,928	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.76	% (b)(f)	06/15/2050	2,807,426
5,275,000	CHCP Ltd., Series 2021-FL1-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.77	% (a)	02/15/2038	5,300,051
4,125,000	CHCP Ltd., Series 2021-FL1-C (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.22	% (a)	02/15/2038	4,145,877
24,799,000	CHT Mortgage Trust, Series 2017-CSMO-E (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.07	% (a)	11/15/2036	24,905,889
172,358,498	Citigroup Commercial Mortgage Trust, Series 2012-GC8-XA	1.90	% (a)(b)(f)	09/10/2045	2,401,850
141,866,100	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	1.30	% (b)(f)	03/10/2047	3,549,859
74,341,888	Citigroup Commercial Mortgage Trust, Series 2014-GC21-XA	1.32	% (b)(f)	05/10/2047	2,142,957
173,524,299	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	1.11	% (b)(f)	10/10/2047	4,649,774
6,265,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-B	3.77%		02/10/2048	6,635,003
9,978,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-C	4.57	% (b)	02/10/2048	10,583,675
3,685,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.57	% (a)(b)	02/10/2048	3,674,328
190,924,005	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.48	% (b)(f)	02/10/2048	7,657,962
4,404,000	Citigroup Commercial Mortgage Trust, Series 2015-GC29-C	4.29	% (b)	04/10/2048	4,718,095
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.73	% (b)	09/10/2058	14,485,054
165,609,959	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	1.03	% (b)(f)	09/10/2058	5,240,330
102,932,273	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	2.01	% (b)(f)	05/10/2049	7,500,726

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
201,355,243	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.38	% (b)(f)	02/10/2049	9,259,381
37,931,694	Citigroup Commercial Mortgage Trust, Series 2016-GC37-XA	1.85	% (b)(f)	04/10/2049	2,506,811
97,668,594	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.86	% (b)(f)	04/15/2049	5,739,944
54,958,640	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	2.11	% (b)(f)	07/10/2049	4,101,124
35,717,969	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.63	% (b)(f)	10/10/2049	1,936,089
46,100,810	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.26	% (b)(f)	04/14/2050	2,235,166
3,625,000	Citigroup Commercial Mortgage Trust, Series 2020-420K-D	3.42	% (a)(b)	11/10/2042	3,551,461
7,800,000	Citigroup Commercial Mortgage Trust, Series 2020-420K-E	3.42	% (a)(b)	11/10/2042	7,491,165
23,804,000	Citigroup Commercial Mortgage Trust, Series 2020-555-E	3.62	% (a)(b)	12/10/2041	21,733,649
4,175,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.62	% (a)(b)	12/10/2041	3,645,778
17,251,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46-B	3.15	% (b)	02/15/2053	18,326,300
51,988,000	CLNC Ltd., Series 2019-FL1-A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.37	% (a)	08/20/2035	52,140,689
32,731,000	CLNC Ltd., Series 2019-FL1-AS (1 Month LIBOR USD + 1.55%, 1.55% Floor)	1.67	% (a)	08/20/2035	32,805,168
29,797,989	CLNC Ltd., Series 2019-FL1-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.02	% (a)	08/20/2035	29,709,072
30,132,825	Commercial Mortgage Pass-Through Certificates, Series 2012-CR2-XA	1.78	% (b)(f)	08/15/2045	294,862
134,631,818	Commercial Mortgage Pass-Through Certificates, Series 2012-CR3-XA	2.00	% (b)(f)	10/15/2045	1,986,250
96,205,536	Commercial Mortgage Pass-Through Certificates, Series 2012-LC4-XA	2.28	% (a)(b)(f)	12/10/2044	300,806
116,779,049	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.88	% (b)(f)	08/10/2046	1,596,825
182,978,270	Commercial Mortgage Pass-Through Certificates, Series 2013-CR12-XA	1.28	% (b)(f)	10/10/2046	4,030,005
843,000	Commercial Mortgage Pass-Through Certificates, Series 2013-CR13-C	5.05	% (b)	11/10/2046	907,673
1,305,049	Commercial Mortgage Pass-Through Certificates, Series 2014-CR14-A2	3.15%		02/10/2047	1,304,936
3,675,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR16-C	5.09	% (b)	04/10/2047	3,886,733
7,635,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.86	% (b)	08/10/2047	8,080,453
30,400,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR20-C	4.66	% (b)	11/10/2047	31,666,884
93,232,300	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS3-XA	1.23	% (b)(f)	06/10/2047	2,424,786
833,000	Commercial Mortgage Pass-Through Certificates, Series 2015-3BP-F	3.35	% (a)(b)	02/10/2035	804,188
905,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-C	4.24	% (b)	03/10/2048	966,058
180,096,104	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-XA	1.02	% (b)(f)	03/10/2048	4,379,883
5,360,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-C	4.43	% (b)	05/10/2048	5,768,709
9,110,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-B	4.62	% (b)	10/10/2048	10,059,947
81,355,493	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XA	1.07	% (b)(f)	10/10/2048	2,661,122

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
17,822,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.45	% (b)	02/10/2048	18,497,807
331,025,370	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.16	% (b)(f)	02/10/2048	8,729,371
26,930,000	Commercial Mortgage Pass-Through Certificates, Series 2016-CR28-C	4.79	% (b)	02/10/2049	29,325,310
1,403,000	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-C	4.83	% (b)	02/10/2049	1,504,706
1,617,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-D	4.34	% (a)(b)	10/10/2029	1,671,900
5,524,000	Commercial Mortgage Pass-Through Certificates, Series 2017-PANW-E	4.13	% (a)(b)	10/10/2029	5,566,480
5,248,500	Commercial Mortgage Pass-Through Certificates, Series 2018-COR3-C	4.71	% (b)	05/10/2051	5,809,344
18,570,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.07	% (a)	09/15/2033	18,527,961
1,425,600	Core Mortgage Trust, Series 2019-CORE-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.97	% (a)	12/15/2031	1,420,226
147,561,481	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.69	% (a)(b)(f)	09/15/2037	2,965,233
21,821,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-A (1 Month LIBOR USD + 0.98%, 0.98% Floor)	1.05	% (a)	05/15/2036	21,908,367
21,723,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.22	% (a)	05/15/2036	21,806,067
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.40	% (b)	04/15/2050	4,431,213
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85	% (b)	06/15/2057	14,047,705
9,205,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-B	4.27	% (b)	08/15/2048	9,758,537
9,759,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.71	% (b)	11/15/2048	10,485,604
287,679,534	CSAIL Commercial Mortgage Trust, Series 2015-C4-XA	0.97	% (b)(f)	11/15/2048	8,986,274
9,425,000	CSAIL Commercial Mortgage Trust, Series 2016-C5-C	4.78	% (b)	11/15/2048	10,187,472
2,085,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-C	4.53	% (b)	11/15/2049	2,200,876
184,592,631	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.37	% (b)(f)	06/15/2050	7,963,012
4,399,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-B	3.89	% (b)	11/15/2050	4,701,723
5,511,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-C	4.25	% (b)	11/15/2050	5,566,049
90,773,286	CSAIL Commercial Mortgage Trust, Series 2017-CX10-XA	0.85	% (b)(f)	11/15/2050	3,211,477
1,677,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	5.05	% (b)	11/15/2051	1,862,139
15,894,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	17,116,943
26,480,983	CSAIL Commercial Mortgage Trust, Series 2019-C17-XA	1.51	% (b)(f)	09/15/2052	2,303,827
7,924,000	CSAIL Commercial Mortgage Trust, Series 2019-C18-B	3.59%		12/15/2052	8,614,245
253,692,112	CSAIL Commercial Mortgage Trust, Series 2019-C18-XA	1.21	% (b)(f)	12/15/2052	16,826,003
3,652,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-C	3.73	% (b)	03/15/2053	3,821,301
268,505,488	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.24	% (b)(f)	03/15/2053	21,706,333
81,465,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-XB	0.15	% (b)(f)	03/15/2053	678,783
4,847,000	CSMC Mortgage-Backed Trust, Series 2017-TIME-A	3.65	% (a)	11/13/2039	5,002,878
3,799,000	CSMC Trust, Series 2017-CALI-E	3.90	% (a)(b)	11/10/2032	3,901,785
6,050,000	CSMC Trust, Series 2017-CALI-F	3.90	% (a)(b)	11/10/2032	5,962,970
12,164,000	CSMC Trust, Series 2017-CHOP-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.22	% (a)	07/15/2032	11,960,923
18,903,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	3.62	% (a)	07/15/2032	17,931,240

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,818,000	CSMC Trust, Series 2017-MOON-D	3.30	% (a)(b)	07/10/2034	3,857,584
4,673,000	CSMC Trust, Series 2017-MOON-E	3.30	% (a)(b)	07/10/2034	4,597,963
34,600,000	CSMC Trust, Series 2020-LOTS-A (1 Month LIBOR USD + 3.97%, 4.73% Floor)	4.72	% (a)	07/15/2022	34,677,047
33,136,000	CSMC Trust, Series 2020-NET-A	2.26	% (a)	08/15/2037	34,248,535
12,769,000	CSMC Trust, Series 2020-NET-B	2.82	% (a)	08/15/2037	13,291,449
144,920,000	CSMC Trust, Series 2020-NET-X	1.38	% (a)(b)(f)	08/15/2037	6,915,974
70,500,000	CSMC Trust, Series 2020-WHHQ-A (1 Month LIBOR USD + 3.42%, 4.42% Floor)	4.42	% (a)	02/10/2023	70,837,469
59,938,379	DBJPM Mortgage Trust, Series 2020-C9-XA	1.83	% (b)(f)	09/15/2053	6,143,240
5,118,000	DBUBS Mortgage Trust, Series 2017-BRBK-E	3.65	% (a)(b)	10/10/2034	5,269,015
17,163,305	DBWF Mortgage Trust, Series 2018-GLKS-A (1 Month LIBOR USD + 1.03%, 1.03% Floor)	1.12	% (a)	12/19/2030	17,214,424
108,050,002	Deutsche Bank Commercial Mortgage Trust, Series 2016-C1-XA	1.54	% (b)(f)	05/10/2049	5,663,603
5,750,000	DOLP Trust, Series 2021-NYC-E	3.70	% (a)(b)	05/10/2041	5,754,096
11,475,000	DOLP Trust, Series 2021-NYC-F	3.70	% (a)(b)	05/10/2041	10,996,639
6,625,000	Exantas Capital Corporation Ltd., Series 2020-RSO8-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.87	% (a)	03/15/2035	6,646,624
18,991,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-E	4.09	% (a)(b)	12/10/2036	19,736,750
5,044,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-F	4.09	% (a)(b)	12/10/2036	5,137,497
6,520,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	4.09	% (a)(b)	12/10/2036	6,579,558
1,832,752	FREMF Mortgage Trust, Series 2017-KF34-B (1 Month LIBOR USD + 2.70%, 2.55% Floor)	2.79	% (a)	08/25/2024	1,836,377
5,279,536	FREMF Mortgage Trust, Series 2017-KF36-B (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.74	% (a)	08/25/2024	5,290,059
18,328,350	FREMF Mortgage Trust, Series 2018-KC02-C	0.00	% (a)(g)	08/25/2025	14,196,194
3,015,000	FS Rialto, Series 2019-FL1-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.27	% (a)	12/16/2036	3,009,682
6,053,000	GB Trust, Series 2020-FLIX-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.42	% (a)	08/15/2037	6,079,864
2,373,718	GPMT Ltd., Series 2019-FL2-A (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.39	% (a)	02/22/2036	2,382,026
20,365,000	Grace Trust, Series 2020-GRCE-D	2.77	% (a)(b)	12/10/2040	20,233,811
68,881,000	Great Wolf Trust, Series 2019-WOLF-E (1 Month LIBOR USD + 2.73%, 2.73% Floor)	2.81	% (a)	12/15/2036	67,769,509
75,048,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.20	% (a)	12/15/2036	73,855,735
25,725,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.67	% (a)	09/15/2037	25,807,011
14,873,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-C (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.07	% (a)	09/15/2037	14,928,417
9,980,847	GS Mortgage Securities Corporation Trust, Series 2012-ALOH-A	3.55	% (a)	04/10/2034	10,094,207
7,968,000	GS Mortgage Securities Corporation Trust, Series 2019-BOCA-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.27	% (a)	06/15/2038	8,000,694
7,561,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-D	3.35	% (a)(b)	02/10/2037	7,782,878
8,967,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-E	3.35	% (a)(b)	02/10/2037	9,013,832
6,760,500	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-F	3.35	% (a)(b)	02/10/2037	6,685,562
3,004,363	GS Mortgage Securities Corporation, Series 2011-GC3-X	0.42	% (a)(b)(f)	03/10/2044	24
20,969,011	GS Mortgage Securities Corporation, Series 2013-GC10-XA	1.63	% (b)(f)	02/10/2046	399,426
208,750,968	GS Mortgage Securities Corporation, Series 2015-GC28-XA	1.13	% (b)(f)	02/10/2048	6,247,019

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
218,654,096	GS Mortgage Securities Corporation, Series 2015-GC32-XA	0.88	% (b)(f)	07/10/2048	5,597,720
156,685,795	GS Mortgage Securities Corporation, Series 2015-GC34-XA	1.38	% (b)(f)	10/10/2048	6,711,918
203,421,414	GS Mortgage Securities Corporation, Series 2018-GS9-XA	0.58	% (b)(f)	03/10/2051	5,114,157
16,399,000	GS Mortgage Securities Corporation, Series 2018-LUAU-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.07	% (a)	11/15/2032	16,447,302
34,121,000	GS Mortgage Securities Corporation, Series 2018-TWR-A (1 Month LIBOR USD + 0.90%, 0.90% Floor)	0.97	% (a)	07/15/2031	34,060,237
3,897,000	GS Mortgage Securities Corporation, Series 2018-TWR-D (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.67	% (a)	07/15/2031	3,847,563
11,950,000	GS Mortgage Securities Corporation, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.17	% (a)	07/15/2031	11,534,107
11,242,000	GS Mortgage Securities Corporation, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.87	% (a)	07/15/2031	10,646,725
4,648,000	GS Mortgage Securities Corporation, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.93% Floor)	4.00	% (a)	07/15/2031	4,119,228
23,022,000	GS Mortgage Securities Corporation, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.88% Floor)	1.95	% (a)	06/15/2036	22,660,253
55,791,508	GS Mortgage Securities Trust, Series 2012-GC6-XA	2.06	% (a)(b)(f)	01/10/2045	91,331
14,645,000	GS Mortgage Securities Trust, Series 2015-GC28-C	4.46	% (b)	02/10/2048	15,669,024
65,983,956	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.91	% (b)(f)	11/10/2048	1,914,109
41,256,717	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.90	% (b)(f)	05/10/2049	2,876,612
273,160,426	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.34	% (b)(f)	10/10/2049	14,183,937
50,475,016	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.62	% (b)(f)	11/10/2049	1,359,751
188,485,721	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.26	% (b)(f)	08/10/2050	9,720,322
98,700,000	GS Mortgage Securities Trust, Series 2017-GS7-XB	0.49	% (b)(f)	08/10/2050	1,899,699
3,443,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSA	5.07	% (a)(b)	03/10/2033	3,751,258
6,834,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSB	5.07	% (a)(b)	03/10/2033	7,203,548
9,287,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSC	5.07	% (a)(b)	03/10/2033	9,470,469
8,990,000	GS Mortgage Securities Trust, Series 2018-GS10-WLSD	5.07	% (a)(b)	03/10/2033	8,905,371
11,236,750	GS Mortgage Securities Trust, Series 2018-GS10-WLSE	5.07	% (a)(b)	03/10/2033	10,874,578
9,793,000	GS Mortgage Securities Trust, Series 2018-GS9-C	4.51	% (b)	03/10/2051	10,765,915
60,782,202	GS Mortgage Securities Trust, Series 2019-GC38-XA	1.12	% (b)(f)	02/10/2052	3,781,237
17,125,687	GS Mortgage Securities Trust, Series 2019-GC39-XA	1.29	% (b)(f)	05/10/2052	1,164,946
181,996,093	GS Mortgage Securities Trust, Series 2020-GC45-XA	0.79	% (b)(f)	02/13/2053	8,612,547
56,326,595	GS Mortgage Securities Trust, Series 2020-GSA2-XA	1.85	% (a)(b)(f)	12/12/2053	7,245,329
4,628,000	GS Mortgage-Backed Securities Trust, Series 2015-GC32-C	4.57	% (b)	07/10/2048	4,966,390
5,692,000	Hilton USA Trust, Series 2016-SFP-A	2.83	% (a)	11/05/2035	5,720,969
33,600,610	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	11/15/2036	33,037,498
6,560,215	IMT Trust, Series 2017-APTS-BFL (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.02	% (a)	06/15/2034	6,555,668
2,053,896	IMT Trust, Series 2017-APTS-CFL (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.17	% (a)	06/15/2034	2,055,732
2,365,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP-D (1 Month LIBOR USD + 1.66%, 1.66% Floor)	1.73	% (a)	07/15/2036	2,356,468
376,162	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2004-CBX-X1	1.15	% (a)(b)(f)	01/12/2037	9
404,709	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP8-X	0.30	% (b)(f)	05/15/2045	3

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,066,898	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB18-X	1.06	% (b)(f)	06/12/2047	138
46,866,852	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-X1	0.00	% (a)(b)(f)	02/12/2051	469
119,270,291	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C6-XA	1.70	% (b)(f)	05/15/2045	898,308
244,129,545	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-C8-XA	1.89	% (b)(f)	10/15/2045	3,193,800
69,127,392	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2012-CBX-XA	1.54	% (b)(f)	06/15/2045	335,482
14,535,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-C20-B	4.40	% (b)	07/15/2047	15,617,523
58,280,214	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2015-JP1-XA	1.07	% (b)(f)	01/15/2049	2,006,763
1,130,205	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.97	% (a)	06/15/2032	1,128,437
28,097,865	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-A (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.07	% (a)	06/15/2032	28,154,471
9,343,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-MINN-E (1 Month LIBOR USD + 2.50%, 3.50% Floor)	3.50	% (a)	11/15/2035	8,508,841
860,494	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C4-C	5.57	% (a)(b)	07/15/2046	864,528
1,975,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5-C	5.61	% (a)(b)	08/15/2046	1,973,613
4,857,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14	% (a)(b)	10/05/2031	4,779,405
6,954,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-B (1 Month LIBOR USD + 1.25%, 1.14% Floor)	1.32	% (a)	02/15/2035	6,963,829
905,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-ASH8-C (1 Month LIBOR USD + 1.45%, 1.34% Floor)	1.52	% (a)	02/15/2035	906,369
1,145,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.88	% (a)(b)	01/05/2031	1,134,207
5,831,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54	% (a)(b)	07/05/2033	6,027,812
6,097,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54	% (a)(b)	07/05/2033	6,228,254
13,604,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR6-AS	3.41	% (b)	11/13/2052	14,822,023
7,366,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-ACE-C	3.82	% (a)(b)	01/10/2037	7,018,111
40,424,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (a)	01/16/2037	40,873,681
74,728,220	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.96	% (b)(f)	02/15/2047	1,305,599
3,396,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.80	% (b)	08/15/2047	3,596,747
170,993,653	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.99	% (b)(f)	11/15/2047	4,146,989
6,499,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.52	% (b)	01/15/2048	6,786,896
182,704,728	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.10	% (b)(f)	01/15/2048	5,019,794
13,992,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.44	% (b)	02/15/2048	14,341,671
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.94	% (a)(b)	02/15/2048	9,323,465

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
305,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	316,669
20,569,088	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-C	4.29	% (b)	10/15/2048	21,251,634
33,122,892	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	1.11	% (b)(f)	10/15/2048	932,923
40,083,469	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.79	% (b)(f)	05/15/2048	876,577
143,908,955	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.65	% (b)(f)	07/15/2048	2,557,089
23,865,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.80	% (b)	11/15/2048	20,572,659
68,989,779	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.36	% (b)(f)	11/15/2048	2,071,328
17,630,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.77	% (b)	12/15/2048	18,805,854
32,345,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.89	% (b)	03/15/2049	35,483,264
21,430,190	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-XA	1.42	% (b)(f)	03/15/2049	922,171
120,118,325	JPMBB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.71	% (b)(f)	06/15/2049	6,552,899
153,538,039	JPMBB Commercial Mortgage Securities Trust, Series 2017-C5-XA	1.09	% (b)(f)	03/15/2050	6,591,895
1,725,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5-C	4.02	% (b)	03/15/2050	1,831,233
92,570,451	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.65	% (b)(f)	06/13/2052	8,436,834
1,844,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8-C	4.90	% (b)	06/15/2051	2,051,438
1,435,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-B	3.29	% (b)	05/13/2053	1,546,270
281,540,241	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XA	1.78	% (b)(f)	05/13/2053	29,776,822
11,956,151	KKR Industrial Portfolio Trust, Series 2020-AIP-C (1 Month LIBOR USD + 1.63%, 1.63% Floor)	1.71	% (a)	03/15/2037	11,989,987
10,520,449	KKR Industrial Portfolio Trust, Series 2020-AIP-F (1 Month LIBOR USD + 3.43%, 3.43% Floor)	3.50	% (a)	03/15/2037	10,577,339
10,500,000	KKR Industrial Portfolio Trust, Series 2021-KDIP-F (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.12	% (a)	12/15/2037	10,503,235
3,500,000	KREF Ltd., Series 2018-FL1-AS (1 Month LIBOR USD + 1.35%, 1.35% Floor)	1.43	% (a)	06/15/2036	3,513,342
4,443,784	LB-UBS Commercial Mortgage Trust, Series 2006-C7-XCL	0.63	% (a)(b)(f)	11/15/2038	667
23,953,000	LMREC, Inc., Series 2019-CRE3-A (1 Month LIBOR USD + 1.40%, 1.40% Floor)	1.49	% (a)	12/22/2035	23,988,906
1,155,154	LoanCore Issuer Ltd., Series 2018-CRE1-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	1.20	% (a)	05/15/2028	1,155,154
24,463,000	LoanCore Issuer Ltd., Series 2019-CRE2-A (1 Month LIBOR USD + 1.13%, 1.13% Floor)	1.20	% (a)	05/15/2036	24,492,111
45,101,000	LoanCore Issuer Ltd., Series 2019-CRE2-AS (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.57	% (a)	05/15/2036	45,112,501
12,625,000	LoanCore Issuer Ltd., Series 2019-CRE2-B (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.77	% (a)	05/15/2036	12,625,114
20,389,368	LSTAR Commercial Mortgage Trust, Series 2017-5-X	1.14	% (a)(b)(f)	03/10/2050	570,401
5,731,000	Manhattan West Mortgage Trust, Series 2020-1MW-C	2.41	% (a)(b)	09/10/2039	5,812,603
3,510,000	Manhattan West Mortgage Trust, Series 2020-1MW-D	2.41	% (a)(b)	09/10/2039	3,490,628
3,202,756	Marathon CRE, Series 2018-FL1-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.23	% (a)	06/15/2028	3,207,566
3,559,000	MBRT, Series 2019-MBR-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	0.92	% (a)	11/15/2036	3,568,732

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,350,000	Merit Commercial mortgage Pass-Through Certificates, Series 2020-HILL-E (1 Month LIBOR USD + 3.10%, 3.10% Floor)	3.17	% (a)	08/15/2037	10,437,851
5,950,000	Merit Commercial Mortgage Pass-Through Certificates, Series 2020-HILL-F (1 Month LIBOR USD + 4.10%, 4.10% Floor)	4.17	% (a)	08/15/2037	6,013,076
170,880,000	Merit Commercial mortgage Pass-Through Certificates, Series 2020-HILL-XCP	0.74	% (a)(b)(f)	08/15/2037	802,914
2,710,133	Merrill Lynch Mortgage Investors Trust, Series 1998-C1-IO	1.89	% (b)(f)	11/15/2026	137
9,655,349	MF1 Ltd., Series 2020-FL3-A (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.17	% (a)	07/15/2035	9,779,585
10,000,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	0.97	% (a)	07/15/2036	10,025,630
10,000,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-AS (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.32	% (a)	07/15/2036	10,025,630
3,600,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-C (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.82	% (a)	07/15/2036	3,609,227
6,055,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6-D (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.65	% (a)	07/16/2036	6,081,763
12,625,000	MFT Trust, Series 2020-ABC-A	3.36	% (a)	02/10/2042	13,315,057
5,326,000	MFT Trust, Series 2020-ABC-B	3.59	% (a)(b)	02/10/2042	5,621,314
12,835,000	MHC Commercial Mortgage Trust, Series 2021-MHC-A (1 Month LIBOR USD + 0.80%, 0.80% Floor)	0.87	% (a)	04/15/2038	12,868,117
1,000,000	MKT Mortgage Trust, Series 2020-525M-F	3.04	% (a)(b)	02/12/2040	918,765
11,401,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.30	% (a)(b)	10/15/2030	9,850,536
136,274,180	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12-XA	0.74	% (b)(f)	10/15/2046	1,446,332
29,607,498	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7-XA	1.46	% (b)(f)	02/15/2046	468,574
13,450,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.68	% (b)	10/15/2047	14,048,688
37,950,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	39,990,374
20,087,700	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-B	4.16%		02/15/2048	21,579,284
5,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.61	% (b)	02/15/2048	5,737,929
199,595,638	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.42	% (b)(f)	02/15/2048	6,946,327
10,616,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.28	% (b)	07/15/2050	11,152,308
8,460,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25-C	4.68	% (b)	10/15/2048	9,123,306
10,056,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-B	4.66	% (b)	12/15/2047	10,971,084
19,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.66	% (b)	12/15/2047	20,426,700
1,517,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-D	3.24	% (a)(b)	12/15/2047	1,443,842
148,349,677	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.35	% (b)(f)	01/15/2049	6,043,276
7,564,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31-C	4.43	% (b)	11/15/2049	7,831,590

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
43,381,383	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-XA	1.43	% (b)(f)	05/15/2050	2,462,622
10,779,000	Morgan Stanley Capital Trust	3.58	% (b)	06/15/2054	10,997,876
18,801,004	Morgan Stanley Capital Trust, Series 2006-HQ10-X1	0.71	% (a)(b)(f)	11/12/2041	256
9,900,000	Morgan Stanley Capital Trust, Series 2007-T27-B	6.21	% (a)(b)	06/11/2042	10,105,894
7,137,000	Morgan Stanley Capital Trust, Series 2015-UBS8-B	4.32	% (b)	12/15/2048	7,372,457
26,047,869	Morgan Stanley Capital Trust, Series 2015-UBS8-XA	1.03	% (b)(f)	12/15/2048	847,837
12,140,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.27	% (a)	11/15/2034	12,053,308
17,935,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.22	% (a)	11/15/2034	17,566,023
9,187,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.42	% (a)	11/15/2034	8,612,528
147,356,816	Morgan Stanley Capital Trust, Series 2017-H1-XA	1.51	% (b)(f)	06/15/2050	8,480,414
8,000,000	Morgan Stanley Capital Trust, Series 2018-MP-E	4.42	% (a)(b)	07/11/2040	7,414,724
5,679,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.72	% (a)	07/15/2035	5,682,805
10,525,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.62	% (a)	07/15/2035	10,512,715
10,748,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.12	% (a)	07/15/2035	10,617,937
5,305,000	Morgan Stanley Capital Trust, Series 2019-H7-AS	3.52%		07/15/2052	5,800,566
78,894,320	Morgan Stanley Capital Trust, Series 2019-L2-XA	1.19	% (b)(f)	03/15/2052	5,153,338
3,845,000	Morgan Stanley Capital Trust, Series 2019-L3-AS	3.49%		11/15/2052	4,206,746
157,217,379	Morgan Stanley Capital Trust, Series 2019-L3-XA	0.76	% (b)(f)	11/15/2052	7,506,957
1,315,000	Morgan Stanley Capital Trust, Series 2019-PLND-B (1 Month LIBOR USD + 1.30%, 1.30% Floor)	1.37	% (a)	05/15/2036	1,297,307
6,002,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.22	% (a)	05/15/2036	5,576,611
2,200,000	Morgan Stanley Capital Trust, Series 2020-HR8-B	2.70%		07/15/2053	2,256,156
5,650,000	Morgan Stanley Capital Trust, Series 2020-HR8-C	3.71	% (b)	07/15/2053	6,108,716
24,004,000	Morgan Stanley Capital Trust, Series 2020-L4-B	3.08%		02/15/2053	25,167,114
288,064,256	Morgan Stanley Capital Trust, Series 2020-L4-XA	1.20	% (b)(f)	02/15/2053	23,001,153
4,661,000	Morgan Stanley Capital, Series 2017-HR2-C	4.36	% (b)	12/15/2050	5,104,842
7,794,000	MRCD Mortgage Trust, Series 2019-PARK-F	2.72	% (a)	12/15/2036	7,630,378
32,926,000	MRCD Mortgage Trust, Series 2019-PARK-G	2.72	% (a)	12/15/2036	31,628,446
1,160,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.12	% (a)	10/15/2037	1,164,310
14,406,848	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (1 Month LIBOR USD + 0.95%, 0.95% Floor)	1.02	% (a)	06/15/2035	14,238,236
13,188,800	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-D	3.75	% (a)	12/15/2038	13,447,467
14,792,000	NLY Commercial Mortgage Trust, Series 2019-FL2-AS (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.67	% (a)	02/15/2036	14,834,838
3,725,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	1.97	% (a)	02/15/2036	3,728,963
4,425,000	NLY Commercial Mortgage Trust, Series 2019-FL2-C (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.42	% (a)	02/15/2036	4,418,836
6,901,000	One Market Plaza Trust, Series 2017-1MKT-C	4.02	% (a)	02/10/2032	7,046,176

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,000,000	PFP Ltd., Series 2021-7-A (1 Month LIBOR USD + 0.85%, 0.85% Floor)	0.92	% (a)	04/14/2038	2,002,030
37,079,000	SLG Office Trust, Series 2021-OVA-F	2.85	% (a)	07/15/2041	34,703,200
7,562,909	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.33%, 3.18% Floor)	3.41	% (a)	11/11/2034	7,457,662
12,261,000	TPG Real Estate Finance Issuer Ltd., Series 2021-FL4-A (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.28	% (a)	03/15/2038	12,315,402
3,150,000	TRTX Issuer Ltd., Series 2019-FL3-A (1 Month LIBOR USD + 1.15%, 1.15% Floor)	1.27	% (a)	10/15/2034	3,161,025
31,066,000	TRTX Issuer Ltd., Series 2019-FL3-AS (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.57	% (a)	10/15/2034	31,165,038
24,930,000	TTAN, Series 2021-MHC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	2.97	% (a)	03/15/2038	25,055,702
8,000,000	UBS Commercial Mortgage Trust, Series 2017-C1-C	4.44%		06/15/2050	7,982,285
99,529,389	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.68	% (b)(f)	06/15/2050	6,790,462
1,154,000	UBS Commercial Mortgage Trust, Series 2017-C2-C	4.30	% (b)	08/15/2050	1,228,308
6,857,000	UBS Commercial Mortgage Trust, Series 2017-C3-B	4.09	% (b)	08/15/2050	7,391,765
12,460,871	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.23	% (b)(f)	08/15/2050	609,876
3,561,000	UBS Commercial Mortgage Trust, Series 2017-C4-B	4.24	% (b)	10/15/2050	3,849,320
4,100,000	UBS Commercial Mortgage Trust, Series 2017-C5-C	4.46	% (b)	11/15/2050	4,347,567
2,886,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.59	% (b)	12/15/2050	3,179,102
8,530,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.86	% (b)	02/15/2051	9,583,116
1,500,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	5.04	% (b)	03/15/2051	1,669,615
43,282,439	UBS Commercial Mortgage Trust, Series 2018-C9-XA	1.04	% (b)(f)	03/15/2051	2,157,902
8,350,000	UBS Commercial Mortgage Trust, Series 2019-C17-AS	3.20%		10/15/2052	8,899,560
14,858,000	UBS Commercial Mortgage Trust, Series 2019-C18-AS	3.38	% (b)	12/15/2052	16,099,011
9,705,000	UBS Commercial Mortgage Trust, Series 2019-C18-B	3.68	% (b)	12/15/2052	10,617,777
66,243,918	UBS-Barclays Commercial Mortgage Trust, Series 2012-C3-XA	1.98	% (a)(b)(f)	08/10/2049	992,526
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,635,838
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07	% (b)	02/15/2048	11,968,047
371,414,443	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.35	% (b)(f)	02/15/2048	13,624,373
3,187,500	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	3,210,477
218,332,827	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	1.03	% (b)(f)	02/15/2048	5,615,149
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.76	% (b)	11/15/2048	10,228,602
127,324,672	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	1.12	% (b)(f)	11/15/2048	4,494,166
239,343,280	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.45	% (b)(f)	04/15/2050	7,990,787
12,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.71	% (b)	09/15/2058	12,795,974
6,657,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-C	4.44	% (b)	07/15/2058	7,117,063
1,794,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4-C	4.85	% (b)	12/15/2048	1,959,314
98,814,158	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	1.07	% (b)(f)	12/15/2048	3,665,225
14,269,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.87	% (b)	01/15/2059	15,230,722
4,250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-B	4.09%		06/15/2049	4,440,007
5,888,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.23	% (b)	06/15/2049	5,574,920
2,390,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C35-B	3.44%		07/15/2048	2,526,107
10,988,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37-C	4.63	% (b)	12/15/2049	11,797,105
1,640,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-C	4.60	% (b)	10/15/2049	1,709,077
2,155,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-C	4.46	% (b)	11/15/2049	2,326,257

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
133,544,987	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.75	% (b)(f)	11/15/2049	6,909,618
208,027,542	Wells Fargo Commercial Mortgage Trust, Series 2017-C39-XA	1.25	% (b)(f)	09/15/2050	10,696,547
1,904,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-C	4.30	% (b)	12/15/2050	2,068,308
50,049,719	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-XA	1.02	% (b)(f)	12/15/2050	2,388,988
162,406,599	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.82	% (b)(f)	03/15/2051	6,215,024
135,627,460	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-XA	1.58	% (b)(f)	05/15/2052	11,737,350
3,193,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-B	3.84	% (b)	06/15/2052	3,492,984
49,128,204	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-XA	1.51	% (b)(f)	06/15/2052	4,083,453
24,972,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-AS	3.14%		08/15/2052	26,632,114
81,723,789	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-XA	1.76	% (b)(f)	08/15/2052	8,324,630
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C53-C	3.58	% (b)	10/15/2052	5,314,065
143,328,875	Wells Fargo Commercial Mortgage Trust, Series 2019-C54-XA	0.97	% (b)(f)	12/15/2052	8,621,604
28,088,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-AS	2.94%		02/15/2053	29,507,360
52,886,315	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-XB	0.95	% (b)(f)	02/15/2053	3,395,687
7,034,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56-B	3.87	% (b)	06/15/2053	7,848,439
4,872,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C56-C	3.87	% (b)	06/15/2053	5,264,264
163,727,225	Wells Fargo Commercial Mortgage Trust, Series 2020-C56-XA	1.55	% (b)(f)	06/15/2053	15,963,355
119,327,434	Wells Fargo Commercial Mortgage Trust, Series 2020-C57-XA	2.23	% (b)(f)	08/15/2053	17,876,491
97,507,511	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-XA	2.01	% (b)(f)	07/15/2053	13,436,389
2,022,574	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-C (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.87	% (a)	02/15/2040	2,041,021
659,041	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.57	% (a)	02/15/2040	668,119
1,658,965	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-E (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.72	% (a)	02/15/2040	1,684,454
195,917	WF-RBS Commercial Mortgage Trust, Series 2011-C4-XA	0.36	% (a)(b)(f)	06/15/2044	1
43,053,550	WF-RBS Commercial Mortgage Trust, Series 2012-C6-XA	2.29	% (a)(b)(f)	04/15/2045	164,318
85,362,872	WF-RBS Commercial Mortgage Trust, Series 2012-C8-XA	1.94	% (a)(b)(f)	08/15/2045	859,664
33,734,303	WF-RBS Commercial Mortgage Trust, Series 2012-C9-XA	2.03	% (a)(b)(f)	11/15/2045	556,208
97,456,789	WF-RBS Commercial Mortgage Trust, Series 2013-C18-XA	0.95	% (b)(f)	12/15/2046	1,644,125
149,215,487	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	1.18	% (b)(f)	03/15/2047	2,893,900
10,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C21-B	4.21	% (b)	08/15/2047	10,553,534
8,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C25-C	4.46	% (b)	11/15/2047	8,224,342
177,453,517	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	0.95	% (b)(f)	11/15/2047	4,131,011

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $4,776,586,811)					4,442,331,423

Non-Agency Residential Collateralized Mortgage Obligations - 25.7%
106,869,184	ABFC Trust, Series 2007-WMC1-A1A (1 Month LIBOR USD + 1.25%, 1.25% Floor)	1.34%		06/25/2037	94,997,620
12,875,000	Accredited Mortgage Loan Trust, Series 2006-1-M2 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.60%		04/25/2036	10,058,057
1,814,139	ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1-A2C (1 Month LIBOR USD + 0.26%, 0.26% Floor)	0.35%		03/25/2037	1,117,306
13,693,932	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2B (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.21%		01/25/2037	10,168,357
3,191,008	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2C (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.26%		01/25/2037	2,391,639
2,991,571	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2D (1 Month LIBOR USD + 0.50%, 0.50% Floor)	0.34%		01/25/2037	2,274,963

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
78,499,143	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.23%		11/25/2036	34,132,762
4,345,967	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	0.16%		11/25/2036	2,275,905
4,698,328	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2D (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.31%		11/25/2036	2,550,056
3,195,835	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM2-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor)	0.37%		02/25/2037	1,845,418
2,801,663	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM2-A2D (1 Month LIBOR USD + 0.37%, 0.37% Floor)	0.46%		02/25/2037	1,638,139
3,873,800	Adjustable Rate Mortgage Trust, Series 2004-4-CB1 (1 Month LIBOR USD + 1.15%, 1.15% Floor, 10.00% Cap)	1.24%		03/25/2035	3,473,976
1,396,973	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	2.70	% (b)	01/25/2036	1,359,699
23,911,105	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	2.90	% (b)	02/25/2036	17,867,722
2,778,059	Adjustable Rate Mortgage Trust, Series 2005-4-2A1	2.99	% (b)	08/25/2035	2,754,841
458,534	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	3.04	% (b)	10/25/2035	421,407
5,557,954	Adjustable Rate Mortgage Trust, Series 2005-8-3A21	2.85	% (b)	11/25/2035	4,925,306
12,445,164	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	3.48	% (b)	03/25/2036	8,716,746
9,258,537	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	3.23	% (b)	05/25/2036	9,099,941
11,774,613	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	3.61	% (b)	05/25/2036	4,896,553
7,416,690	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.37	% (b)	03/25/2037	7,130,112
1,175,878	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	3.91	% (a)(b)	11/25/2037	1,294,462
410,752	Aegis Asset Backed Securities Trust, Series 2003-2-M2 (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.64%		11/25/2033	408,116
1,296,419	Aegis Asset Backed Securities Trust, Series 2004-1-M2 (1 Month LIBOR USD + 2.03%, 2.03% Floor)	2.12%		04/25/2034	1,235,437
617,792	Aegis Asset Backed Securities Trust, Series 2004-2-M2 (1 Month LIBOR USD + 1.95%, 1.95% Floor)	2.04%		06/25/2034	645,558
7,944,629	Aegis Asset Backed Securities Trust, Series 2004-6-M2 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 15.00% Cap)	1.09%		03/25/2035	7,818,976
48,478,580	Ajax Master Trust, Series 2016-1-PC	4.08	% (a)(b)	01/01/2057	44,311,744
53,468,682	Ajax Master Trust, Series 2016-2-PC	2.97	% (a)(b)	10/25/2056	50,437,591
59,169,719	Ajax Master Trust, Series 2017-1-PC	3.59	% (a)(b)	06/25/2057	57,167,338
6,536,550	Ajax Mortgage Loan Trust, Series 2018-E-A	4.38	% (a)(b)	06/25/2058	6,589,953
10,374,251	Ajax Mortgage Loan Trust, Series 2019-C-A	3.95	% (a)(b)	10/25/2058	10,392,182
109,057,780	Ajax Mortgage Loan Trust, Series 2020-D-A	2.25	% (a)(c)	06/25/2060	109,874,186
20,000,000	AlphaFlow Transitional Mortgage Trust, Series 2021-WL1-A1	3.28	% (a)(c)	01/25/2026	20,010,070
36,762,597	Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	32,620,181
3,577,260	Alternative Loan Trust, Series 2006-12CB-A8	6.00%		05/25/2036	2,710,938
11,684,177	Alternative Loan Trust, Series 2006-13T1-A1	6.00%		05/25/2036	7,904,343
3,201,216	Alternative Loan Trust, Series 2006-16CB-A7	6.00%		06/25/2036	2,574,646
2,308,361	Alternative Loan Trust, Series 2006-2CB-A9	6.00%		03/25/2036	1,586,045
8,356,255	Alternative Loan Trust, Series 2006-41CB-1A15 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.31	% (f)(i)	01/25/2037	2,256,577
8,356,255	Alternative Loan Trust, Series 2006-41CB-1A2 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.69%		01/25/2037	4,417,232
4,236,054	Alternative Loan Trust, Series 2006-42-1A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.69%		01/25/2047	1,918,906
4,236,054	Alternative Loan Trust, Series 2006-42-1A2 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.31	% (f)(i)	01/25/2047	1,094,989

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,230,523	Alternative Loan Trust, Series 2006-43CB-1A12	5.75%		02/25/2037	2,432,904
11,080,153	Alternative Loan Trust, Series 2006-45T1-1A1 (1 Month LIBOR USD + 0.50%, 6.00% Floor, 6.00% Cap)	6.00%		02/25/2037	6,427,162
6,412,665	Alternative Loan Trust, Series 2006-4CB-1A1	6.00%		04/25/2036	4,699,460
42,076,840	Alternative Loan Trust, Series 2006-OA21-A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.28%		03/20/2047	36,389,381
4,053,217	Alternative Loan Trust, Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	1.06%		06/25/2046	3,734,801
6,378,378	Alternative Loan Trust, Series 2007-15CB-A2	5.75%		07/25/2037	5,242,151
7,651,743	Alternative Loan Trust, Series 2007-15CB-A5	5.75%		07/25/2037	6,288,682
17,136,733	Alternative Loan Trust, Series 2007-5CB-1A31	5.50%		04/25/2037	12,711,026
6,414,374	Alternative Loan Trust, Series 2007-5CB-2A1	6.00%		04/25/2037	4,362,368
5,559,303	Alternative Loan Trust, Series 2007-6-A1	5.75%		04/25/2047	4,464,934
40,098,701	Alternative Loan Trust, Series 2007-HY4-4A1	3.29	% (b)	06/25/2037	36,925,547
4,075,979	American Home Assets, Series 2006-2-2A1 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	0.47%		09/25/2046	3,957,082
4,182,069	American Home Mortgage Investment Trust, Series 2005-4-3A1 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 11.00% Cap)	0.69%		11/25/2045	3,643,029
16,783,135	American Home Mortgage Investment Trust, Series 2005-4-5A (6 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	1.92%		11/25/2045	10,444,981
2,192,305	American Home Mortgage Investment Trust, Series 2006-2-3A4	7.10	% (h)	06/25/2036	577,056
7,611,739	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.60	% (a)(h)	01/25/2037	2,598,113
127,617,551	Ameriquest Mortgage Securities Trust, Series 2006-M3-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.27%		10/25/2036	85,269,696
6,862,903	Ameriquest Mortgage Securities, Inc., Series 2004-FR1-M1	4.15	% (h)	05/25/2034	7,039,897
6,534,530	Amortizing Residential Collateral Trust, Series 2002-BC7-M1 (1 Month LIBOR USD + 1.20%, 1.20% Floor)	1.29%		10/25/2032	5,685,305
41,588,000	AMSR Trust, Series 2019-SFR1-E	3.47	% (a)	01/19/2039	42,638,276
30,156,000	AMSR Trust, Series 2020-SFR4-G1	4.00	% (a)	11/17/2037	30,704,586
10,000,000	AMSR Trust, Series 2020-SFR5-F	2.69	% (a)	11/17/2037	9,914,496
10,500,000	Angel Oak Mortgage Trust LLC, Series 2019-2-M1	4.07	% (a)(b)	03/25/2049	10,648,394
14,854,318	Argent Securities Trust, Series 2006-W5-A1A (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.39%		06/25/2036	11,762,916
490,670	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2 (1 Month LIBOR USD + 1.68%, 1.68% Floor)	1.77%		06/25/2034	495,321
25,730,492	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.23%		11/25/2036	23,918,283
1,251,619	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	1,249,551
3,434,403	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	3,411,809
2,309,321	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	2,326,938
3,060,852	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	3,057,982
723,039	Banc of America Alternative Loan Trust, Series 2006-5-CB14 (1 Month LIBOR USD + 1.10%, 6.00% Floor, 6.00% Cap)	6.00%		06/25/2046	710,179
1,565,846	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	1,523,664
9,272,543	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.50	% (h)	10/25/2036	4,170,554
2,293,609	Banc of America Alternative Loan Trust, Series 2006-8-1A1 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.41	% (f)(i)	11/25/2036	431,107
817,429	Banc of America Alternative Loan Trust, Series 2006-8-1A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.54%		11/25/2036	695,132

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,821,097	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	3,794,521
643,194	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	636,751
3,446,538	Banc of America Funding Corporation, Series 2006-2-3A1	6.00%		03/25/2036	3,501,555
95,450	Banc of America Funding Corporation, Series 2006-2-4A1 (-3 x 1 Month LIBOR USD + 22.80%, 22.80% Cap)	22.53	% (i)	03/25/2036	130,916
396,354	Banc of America Funding Corporation, Series 2006-2-6A2	5.50%		03/25/2036	404,568
321,404	Banc of America Funding Corporation, Series 2006-3-1A1	6.00%		03/25/2036	320,772
265,336	Banc of America Funding Corporation, Series 2006-3-6A1	6.37	% (b)	03/25/2036	277,180
1,820,126	Banc of America Funding Corporation, Series 2006-6-1A7	6.25%		08/25/2036	1,803,769
701,188	Banc of America Funding Corporation, Series 2006-7-T2A5	6.54	% (h)	10/25/2036	693,438
3,304,916	Banc of America Funding Corporation, Series 2006-7-T2A8	6.41	% (h)	10/25/2036	3,275,455
902,177	Banc of America Funding Corporation, Series 2006-8T2-A8	6.10	% (h)	10/25/2036	898,791
410,052	Banc of America Funding Corporation, Series 2006-B-7A1	2.62	% (b)	03/20/2036	377,267
5,781,465	Banc of America Funding Corporation, Series 2006-D-6A1	2.89	% (b)	05/20/2036	5,878,918
57,567	Banc of America Funding Corporation, Series 2006-G-2A1 (1 Month LIBOR USD + 0.44%, 0.44% Floor, 10.50% Cap)	0.53%		07/20/2036	57,628
158,742	Banc of America Funding Corporation, Series 2006-H-3A1	3.08	% (b)	09/20/2046	147,954
34,128,060	Banc of America Funding Corporation, Series 2006-H-5A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 10.50% Cap)	0.45%		10/20/2036	17,317,120
656,803	Banc of America Funding Corporation, Series 2007-1-TA10	5.84	% (h)	01/25/2037	654,435
921,401	Banc of America Funding Corporation, Series 2007-3-TA1B	5.83	% (b)	04/25/2037	927,742
1,876,420	Banc of America Funding Corporation, Series 2007-5-1A1	5.50%		07/25/2037	1,909,373
1,262,045	Banc of America Funding Corporation, Series 2009-R14A-3A (-2 x 1 Month LIBOR USD + 16.57%, 5.50% Floor, 16.57% Cap)	15.88	% (a)(i)	06/26/2035	1,673,116
1,834,386	Banc of America Funding Corporation, Series 2009-R15A-4A2	5.75	% (a)(b)	12/26/2036	1,729,264
849,129	Banc of America Funding Corporation, Series 2010-R1-3A (-2 x 1 Month LIBOR USD + 14.28%, 6.00% Floor, 14.28% Cap)	14.14	% (a)(i)	07/26/2036	1,090,793
1,661,242	Banc of America Mortgage Securities Trust, Series 2006-1-A9	6.00%		05/25/2036	1,617,480
193,839	Banc of America Mortgage Securities Trust, Series 2007-1-2A5	5.75%		01/25/2037	192,050
4,477,765	Banc of America Mortgage Trust, Series 2007-3-2A8	7.00%		09/25/2037	4,474,600
9,467,850	BankUnited Trust, Series 2005-1-2A1	3.22	% (b)	09/25/2045	9,411,365
1,131,131	Bayview Commercial Asset Trust, Series 2007-3-A2 (1 Month LIBOR USD + 0.29%)	0.38	% (a)	07/25/2037	1,078,159
12,622,424	Bayview Opportunity Master Fund Trust, Series 2019-SBR1-A1	3.47	% (a)(c)	06/28/2034	12,712,268
40,455,484	BCAP LLC Trust, Series 2007-AA2-11A (1 Month LIBOR USD + 0.38%, 0.38% Floor)	0.47	% (a)	05/25/2047	42,048,872
2,384,608	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	1,745,061
2,581,633	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	1,840,096
10,583,857	BCAP LLC Trust, Series 2008-RR3-A1B	6.67	% (a)(b)	10/25/2036	5,513,622
1,926,719	BCAP LLC Trust, Series 2009-RR13-18A2	5.75	% (a)(b)	07/26/2037	1,456,363
3,106,313	BCAP LLC Trust, Series 2009-RR4-4A2	5.75	% (a)(b)	02/26/2036	2,108,721
540,477	BCAP LLC Trust, Series 2010-RR10-5A1	7.00	% (a)(b)	04/27/2037	554,199
1,825,006	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	3.26	% (b)	02/25/2036	1,752,093
3,342,702	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	3.13	% (b)	10/25/2046	3,125,993
3,638,231	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	2.80	% (b)	02/25/2047	3,594,213
1,531,833	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.09	% (b)	02/25/2047	1,513,129
16,243,687	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-2-2A1 (12 Month LIBOR USD + 1.88%, 1.88% Floor, 11.15% Cap)	2.23%		12/25/2046	14,547,381

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
779,053	Bear Stearns Alt-A Trust, Series 2004-11-2A3	2.51	% (b)	11/25/2034	781,062
6,562,142	Bear Stearns Alt-A Trust, Series 2006-1-11A1 (1 Month LIBOR USD + 0.48%, 0.48% Floor, 11.50% Cap)	0.57%		02/25/2036	6,617,560
16,625,101	Bear Stearns Alt-A Trust, Series 2006-3-21A1	2.70	% (b)	05/25/2036	14,201,352
5,475,293	Bear Stearns Alt-A Trust, Series 2006-5-1A1 (1 Month LIBOR USD + 0.34%, 0.34% Floor, 11.50% Cap)	0.43%		08/25/2036	5,141,164
7,869,927	Bear Stearns Alt-A Trust, Series 2006-6-2A1	3.34	% (b)	11/25/2036	5,501,528
3,789,360	Bear Stearns Alt-A Trust, Series 2006-8-2A1	2.93	% (b)	08/25/2046	3,023,695
6,964,557	Bear Stearns Alt-A Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 11.50% Cap)	0.41%		01/25/2047	6,484,683
3,741,435	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	5.50	% (h)	08/25/2034	3,878,494
8,634,039	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75	% (h)	04/25/2035	8,299,355
2,592,933	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75	% (h)	04/25/2035	2,655,507
37,005,565	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6-22A	5.28	% (b)	09/25/2035	34,656,474
5,701,283	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00	% (h)	10/25/2035	4,859,752
9,954,254	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	6.25	% (h)	02/25/2036	6,778,084
3,368,934	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25	% (h)	12/25/2036	3,320,257
9,516,728	Bear Stearns Asset Backed Securities Trust, Series 2007-HE2-2A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.25%		02/25/2037	9,416,027
33,852,409	Bear Stearns Asset Backed Securities Trust, Series 2007-HE4-2A (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.31%		05/25/2037	31,944,386
16,047,444	Bear Stearns Asset Backed Securities Trust, Series 2007-HE6-2A (1 Month LIBOR USD + 1.05%, 1.05% Floor)	1.14%		08/25/2037	15,269,422
15,000,000	Bear Stearns Asset Backed Securities Trust, Series 2007-HE7-1A2 (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.69%		10/25/2037	14,781,112
1,268,702	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	861,530
1,314,744	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	897,275
1,684,415	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	2.90	% (b)	10/25/2036	1,287,353
9,343,984	Bear Stearns Mortgage Funding Trust, Series 2006-AR3-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 10.50% Cap)	0.29%		11/25/2036	8,921,775
4,254,227	Bear Stearns Mortgage Funding Trust, Series 2006-AR4-A2 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	0.27%		12/25/2037	4,024,193
9,909,524	Bear Stearns Mortgage Funding Trust, Series 2007-AR3-22A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 10.50% Cap)	0.25%		04/25/2037	11,048,773
13,777,342	Bellemeade Ltd., Series 2019-2A-M1B (1 Month LIBOR USD + 1.45%, 1.45% Floor)	1.54	% (a)	04/25/2029	13,790,028
13,703,115	BNC Mortgage Loan Trust, Series 2006-2-A4 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.41%		11/25/2036	13,536,908
9,880,652	BNC Mortgage Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.25%		03/25/2037	9,613,218
7,345,498	BNC Mortgage Loan Trust, Series 2007-4-A4 (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.59%		11/25/2037	6,578,221
29,434,969	BNPP Mortgage Securities LLC Trust, Series 2009-1-B1	6.00	% (a)	08/27/2037	20,601,894
5,334,236	Carrington Mortgage Loan Trust, Series 2006-FRE2-A2 (1 Month LIBOR USD + 0.12%, 0.12% Floor, 12.50% Cap)	0.21%		10/25/2036	4,786,241
25,721,022	Carrington Mortgage Loan Trust, Series 2006-FRE2-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 12.50% Cap)	0.25%		10/25/2036	23,195,897
7,916,735	Carrington Mortgage Loan Trust, Series 2006-FRE2-A4 (1 Month LIBOR USD + 0.25%, 0.25% Floor, 12.50% Cap)	0.34%		10/25/2036	7,220,215
7,149,726	Carrington Mortgage Loan Trust, Series 2006-NC3-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 12.50% Cap)	0.24%		08/25/2036	6,938,858

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
72,086,372	Carrington Mortgage Loan Trust, Series 2006-NC4-A3 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 12.50% Cap)	0.25%		10/25/2036	69,626,006
19,106,535	Carrington Mortgage Loan Trust, Series 2006-NC5-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 14.50% Cap)	0.24%		01/25/2037	17,918,726
22,964,091	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	0.23%		12/25/2036	22,269,923
22,360,491	Cascade MH Asset Trust, Series 2019-MH1-A	4.00	% (a)(b)	11/25/2044	23,458,275
2,750,000	Centex Home Equity, Series 2004-A-AF5	5.43	% (h)	01/25/2034	2,776,719
347,047	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4-2M1 (1 Month LIBOR USD + 0.90%, 0.90% Floor)	0.99%		03/25/2033	342,941
3,710,499	Chase Mortgage Finance Trust, Series 2005-A1-2A4	3.03	% (b)	12/25/2035	3,721,753
8,210,639	Chase Mortgage Finance Trust, Series 2006-S1-A5	6.50%		05/25/2036	5,879,468
8,222,892	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	5,674,643
5,207,418	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	3,526,502
14,367,526	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	9,686,519
3,668,715	Chase Mortgage Finance Trust, Series 2007-A2-6A4	2.88	% (b)	07/25/2037	3,547,331
4,283,846	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	2,443,126
2,615,376	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	1,804,986
1,205,954	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	371,372
2,479,619	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	1,707,641
2,617,022	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	2,527,168
253,107	ChaseFlex Trust, Series 2006-1-A5	6.16	% (b)	06/25/2036	252,467
3,386,987	ChaseFlex Trust, Series 2006-2-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor, 11.50% Cap)	0.29%		09/25/2036	2,885,266
3,427,238	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	1,874,978
6,814,569	ChaseFlex Trust, Series 2007-M1-2F4	4.15	% (h)	08/25/2037	6,624,171
7,087,758	ChaseFlex Trust, Series 2007-M1-2F5	4.15	% (h)	08/25/2037	6,889,203
16,865,620	CHL Mortgage Pass-Through Trust, Series 2005-17-2A1	5.50%		09/25/2035	12,908,487
2,869,850	CHL Mortgage Pass-Through Trust, Series 2005-18-A1	5.50%		10/25/2035	2,224,878
3,042,558	CHL Mortgage Pass-Through Trust, Series 2005-26-1A12	5.50%		11/25/2035	2,544,378
10,190,106	CHL Mortgage Pass-Through Trust, Series 2005-HYB8-4A1	3.17	% (b)	12/20/2035	10,347,943
5,620,670	CHL Mortgage Pass-Through Trust, Series 2006-14-A5	6.25%		09/25/2036	4,039,900
21,888,178	CHL Mortgage Pass-Through Trust, Series 2006-8-1A3	6.00%		05/25/2036	18,793,045
1,771,220	CHL Mortgage Pass-Through Trust, Series 2007-15-1A2	6.25%		09/25/2037	1,485,523
47,881,050	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	36,054,531
1,719,723	CHL Mortgage Pass-Through Trust, Series 2007-2-A2	6.00%		03/25/2037	1,249,748
2,285,430	CHL Mortgage Pass-Through Trust, Series 2007-7-A11	5.50%		06/25/2037	1,628,653
4,213,298	CHL Mortgage Pass-Through Trust, Series 2007-8-1A8	6.00%		01/25/2038	2,936,203
6,795,146	CHL Mortgage Pass-Through Trust, Series 2007-9-A1	5.75%		07/25/2037	5,126,058
11,661,287	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	2.83	% (b)	03/25/2037	11,056,907
13,690,000	CHL Mortgage Pass-Through Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.75%)	2.84	% (a)	05/25/2023	13,731,429
3,225,906	CitiCorporationMortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	3,298,632
808,635	CitiCorporationMortgage Securities, Inc., Series 2006-7-1A1	6.00%		12/25/2036	800,606
2,228,101	CitiCorporationResidential Mortgage Securities, Inc., Series 2006-2-A5	5.20	% (h)	09/25/2036	2,273,980
1,654,675	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	1,334,317
708,613	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	695,336

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,783,849	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	1,799,145
25,384,588	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1-A1 (1 Month LIBOR USD + 0.29%, 0.29% Floor)	0.38	% (a)	09/25/2036	24,611,436
6,120,120	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3-1A1A	3.05	% (b)	06/25/2036	6,223,586
2,734,318	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	5.85	% (h)	10/25/2036	2,264,762
1,482,551	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	4.85	% (h)	03/25/2036	934,499
10,383,882	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.66%		05/25/2036	5,329,182
2,784,245	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.44	% (b)	04/25/2037	2,789,171
610,334	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50	% (a)(b)	10/25/2036	438,901
70,731	Citigroup Mortgage Loan Trust, Inc., Series 2007-2-2A	6.00%		11/25/2036	71,177
17,284,143	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75	% (a)	04/25/2047	13,726,980
868,292	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50	% (a)(b)(d)	05/25/2037	881,188
59,236,128	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.23	% (a)	01/25/2037	55,832,171
2,025,033	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3-A2D (1 Month LIBOR USD + 0.35%, 0.35% Floor)	0.44%		03/25/2037	1,891,439
1,059,486	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5-1A3A	2.94	% (b)	04/25/2037	1,019,719
2,741,060	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	2.95	% (b)	08/25/2047	2,659,666
4,088,381	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97	% (h)	01/25/2037	2,525,382
9,012,263	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A5A	5.76	% (h)	01/25/2037	5,563,895
4,464,226	Citigroup Mortgage Loan Trust, Inc., Series 2010-7-9A4	6.00	% (a)(b)	10/25/2037	4,234,725
25,490,700	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.00	% (a)(b)(d)	06/25/2037	25,725,720
139,321,696	Citigroup Mortgage Loan Trust, Inc., Series 2017-RP2-A1A	3.93	% (a)(b)	07/25/2067	142,068,465
38,782,773	Citigroup Mortgage Loan Trust, Inc., Series 2021-JL1-A	2.75	% (a)(b)	02/27/2062	38,549,428
4,153,475	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.29%		01/25/2037	2,328,899
13,875,365	Citigroup Mortgage Loan Trust, Series 2018-A-A1	4.00	% (a)(b)	01/25/2068	13,901,989
147,043,423	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (a)	10/25/2058	146,348,584
29,701,005	Citigroup Mortgage Loan Trust, Series 2019-B-A1	3.26	% (a)(b)	04/25/2066	29,984,368
75,147,341	Citigroup Mortgage Loan Trust, Series 2019-C-A1	3.23	% (a)(c)	09/25/2059	75,477,020
216,348,137	Citigroup Mortgage Loan Trust, Series 2019-D-PT1	3.24	% (a)(b)	04/25/2064	214,866,953
318,898,690	Citigroup Mortgage Loan Trust, Series 2020-RP1-A1	1.50	% (a)(b)	08/25/2064	319,885,299
26,293,400	Citigroup Mortgage Loan Trust, Series 2020-RP1-M1	2.00	% (a)(b)	08/25/2064	25,466,357
22,116,950	Citigroup Mortgage Loan Trust, Series 2020-RP1-M2	2.50	% (a)(b)	08/25/2064	21,893,861
18,676,200	Citigroup Mortgage Loan Trust, Series 2020-RP1-M3	2.75	% (a)(b)	08/25/2064	17,998,271
49,308,250	Citigroup Mortgage Loan Trust, Series 2020-RP1-PT5	18.07	% (a)(b)	08/25/2064	49,964,809
410,499,579	Citigroup Mortgage Loan Trust, Series 2021-RP2-A1	1.75	% (a)(b)	03/25/2065	415,302,834
34,186,100	Citigroup Mortgage Loan Trust, Series 2021-RP2-M1	3.25	% (a)(b)	03/25/2065	36,169,441
28,635,750	Citigroup Mortgage Loan Trust, Series 2021-RP2-M2	3.40	% (a)(b)	03/25/2065	29,866,343
26,589,300	Citigroup Mortgage Loan Trust, Series 2021-RP2-M3	3.40	% (a)(b)	03/25/2065	26,799,302
78,354,899	Citigroup Mortgage Loan Trust, Series 2021-RP2-PT1	6.02	% (a)(b)	03/25/2065	84,041,114
2,367,094	CitiMortgage Alternative Loan Trust, Series 2006-A1-1A5	5.50%		04/25/2036	2,346,716
2,522,432	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	2,528,485
2,501,344	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	2,480,571
1,834,909	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	1,799,217
459,154	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2021	478,632
1,775,006	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	1,687,379

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,830,760	CitiMortgage Alternative Loan Trust, Series 2006-A6-1A2 (1 Month LIBOR USD + 0.50%, 6.00% Floor, 6.00% Cap)	6.00%		11/25/2036	5,821,502
2,912,641	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	2,950,200
1,420,105	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	1,438,418
3,850,656	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A8 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.69%		01/25/2037	3,206,777
3,633,522	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.31	% (f)(i)	01/25/2037	617,743
3,183,220	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00	% (e)	03/25/2037	3,278,351
7,325,609	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.31	% (f)(i)	03/25/2037	1,262,200
2,870,749	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	2,883,438
5,108,181	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	0.42%		04/25/2037	4,192,598
5,108,181	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	6.58	% (f)(i)	04/25/2037	977,952
5,409,827	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A5	5.75%		04/25/2037	5,410,143
725,927	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	730,301
9,570,819	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	9,628,495
315,078	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	311,142
69,809,078	Connecticut Avenue Securities Trust, Series 2020-R02-2M2 (1 Month LIBOR USD + 2.00%)	2.09	% (a)	01/25/2040	70,188,532
9,000,000	CoreVest American Finance Trust, Series 2020-3-D	2.95	% (a)(b)	08/15/2053	8,791,304
33,012,096	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	31,037,745
3,556,445	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	3,585,963
2,916,643	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	0.59%		07/25/2035	1,992,140
5,954,814	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.91	% (f)(i)	07/25/2035	782,377
1,973	Countrywide Alternative Loan Trust, Series 2005-20CB-4A1	5.25%		07/25/2021	1,935
1,973,093	Countrywide Alternative Loan Trust, Series 2005-26CB-A11 (-2 x 1 Month LIBOR USD + 13.05%, 13.05% Cap)	12.88	% (i)	07/25/2035	1,976,321
2,821,557	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	0.84%		08/25/2035	2,421,990
1,179,793	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	801,654
1,402,994	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	1,305,410
4,401,790	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	3,442,703
1,643,301	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	1,266,323
15,366,600	Countrywide Alternative Loan Trust, Series 2005-57CB-1A1	5.50%		12/25/2035	14,250,793
378,769	Countrywide Alternative Loan Trust, Series 2005-60T1-A7 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	35.26	% (i)	12/25/2035	558,550
485,419	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	481,990
7,045,247	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	7,007,308
1,287,287	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5 (1 Month LIBOR USD + 0.80%, 0.80% Floor, 5.50% Cap)	0.89%		01/25/2036	1,190,695
3,238,549	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6 (-1 x 1 Month LIBOR USD + 4.70%, 4.70% Cap)	4.61	% (f)(i)	01/25/2036	467,427
34,314,891	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	24,214,688
593,651	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	487,954
21,746,916	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	14,215,994

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,667,369	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x 1 Month LIBOR USD + 21.63%, 21.63% Cap)	21.30	% (i)	02/25/2036	2,141,621
1,068,995	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	868,265
1,696,354	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	1,568,820
386,051	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	0.79%		10/25/2035	281,381
180,843	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	167,247
439,842	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	344,549
476,708	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	478,020
548,609	Countrywide Alternative Loan Trust, Series 2005-J13-2A5 (1 Month LIBOR USD + 0.48%, 0.48% Floor, 5.50% Cap)	0.57%		11/25/2035	371,956
1,097,218	Countrywide Alternative Loan Trust, Series 2005-J13-2A6 (-1 x 1 Month LIBOR USD + 5.02%, 5.02% Cap)	4.93	% (f)(i)	11/25/2035	184,946
3,891,000	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,903,311
18,591	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		07/25/2021	18,067
628,413	Countrywide Alternative Loan Trust, Series 2005-J2-1A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 5.50% Cap)	0.59%		04/25/2035	528,012
1,933,578	Countrywide Alternative Loan Trust, Series 2005-J2-1A6 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.91	% (f)(i)	04/25/2035	183,232
4,742,828	Countrywide Alternative Loan Trust, Series 2005-J3-2A8 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 5.50% Cap)	0.39%		05/25/2035	3,983,727
4,742,828	Countrywide Alternative Loan Trust, Series 2005-J3-2A9 (-1 x 1 Month LIBOR USD + 5.20%, 5.20% Cap)	5.11	% (f)(i)	05/25/2035	539,128
2,902,502	Countrywide Alternative Loan Trust, Series 2006-12CB-A3 (1 Month LIBOR USD + 5.75%, 5.75% Floor)	5.75%		05/25/2036	2,141,954
32,069,924	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	24,127,932
846,761	Countrywide Alternative Loan Trust, Series 2006-18CB-A12 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.69%		07/25/2036	431,326
846,761	Countrywide Alternative Loan Trust, Series 2006-18CB-A13 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	5.41	% (f)(i)	07/25/2036	191,804
4,220,324	Countrywide Alternative Loan Trust, Series 2006-19CB-A12 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.00% Cap)	0.49%		08/25/2036	2,220,118
5,723,013	Countrywide Alternative Loan Trust, Series 2006-19CB-A13 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.51	% (f)(i)	08/25/2036	1,315,491
880,986	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	717,077
1,563,253	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		08/25/2036	1,224,709
4,575,451	Countrywide Alternative Loan Trust, Series 2006-24CB-A14 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	7.06	% (f)(i)	08/25/2036	1,670,313
3,668,915	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		08/25/2036	2,942,915
3,937,848	Countrywide Alternative Loan Trust, Series 2006-24CB-A5 (1 Month LIBOR USD + 0.60%, 0.06% Floor, 6.00% Cap)	0.69%		08/25/2036	2,101,546
1,526,177	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	1,074,527
1,958,978	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	1,417,403
3,417,182	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	2,639,387
470,843	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12 (-7 x 1 Month LIBOR USD + 46.15%, 46.15% Cap)	45.56	% (i)	10/25/2036	1,042,135
288,401	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23 (-4 x 1 Month LIBOR USD + 33.37%, 33.37% Cap)	32.97	% (i)	10/25/2036	493,297
3,339,336	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	3,005,077
2,418,081	Countrywide Alternative Loan Trust, Series 2006-32CB-A1 (1 Month LIBOR USD + 0.67%, 0.67% Floor, 6.00% Cap)	0.76%		11/25/2036	1,301,906

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,033,359	Countrywide Alternative Loan Trust, Series 2006-32CB-A2 (-1 x 1 Month LIBOR USD + 5.33%, 5.33% Cap)	5.24	% (f)(i)	11/25/2036	847,382
4,606,648	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	2,963,872
1,034,967	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	1,039,784
14,251,802	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.46	% (f)(i)	01/25/2037	3,073,548
4,853,411	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.54%		01/25/2037	365,219
1,589,121	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	1,385,549
2,704,693	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.36	% (f)(i)	01/25/2037	415,233
3,416,747	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	2,752,596
3,597,908	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	2,898,543
3,574,243	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.69%		02/25/2037	1,048,127
3,574,243	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.31	% (f)(i)	02/25/2037	883,488
841,948	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	822,408
2,430,030	Countrywide Alternative Loan Trust, Series 2006-J1-1A10	5.50%		02/25/2036	2,219,244
4,930,437	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	4,502,762
1,041,699	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	849,150
690,619	Countrywide Alternative Loan Trust, Series 2007-11T1-A24 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	39.35	% (i)	05/25/2037	1,338,054
10,699,110	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	9,198,086
8,665,571	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.54%		08/25/2037	3,230,110
2,509,333	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 54.58% Cap)	53.82	% (i)	08/25/2037	5,935,040
3,516,729	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	3,452,321
5,932,748	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 29.90% Cap)	29.48	% (i)	08/25/2037	8,801,663
921,874	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	764,034
683,633	Countrywide Alternative Loan Trust, Series 2007-19-1A10 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	38.45	% (i)	08/25/2037	1,444,845
10,047,942	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	7,264,942
28,302,235	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	17,333,873
3,086,185	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	28.03	% (i)	09/25/2037	3,481,585
19,175,312	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	11,339,731
7,971,338	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.59%		09/25/2037	3,456,300
11,312,981	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.41	% (f)(i)	09/25/2037	3,670,101
15,398,296	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	2,860,782
4,302,491	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.56	% (f)(i)	04/25/2037	1,217,726
4,302,491	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	0.64%		04/25/2037	2,184,578
3,668,781	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	2,947,747
295,659	Countrywide Alternative Loan Trust, Series 2007-8CB-A12 (-6 x 1 Month LIBOR USD + 40.20%, 40.20% Cap)	39.65	% (i)	05/25/2037	627,471

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
315,612	Countrywide Alternative Loan Trust, Series 2007-8CB-A8 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	39.53	% (i)	05/25/2037	667,680
456,742	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	0.59%		05/25/2037	163,601
456,742	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	5.41	% (f)(i)	05/25/2037	98,587
1,510,759	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	967,836
28,444,707	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	2.80	% (b)	03/25/2047	28,418,254
7,832,152	Countrywide Asset Backed Certificates, Series 2005-4-AF5B	5.65	% (h)	10/25/2035	7,997,077
27,880,309	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.23%		06/25/2047	26,090,697
7,617,200	Countrywide Asset Backed Certificates, Series 2006-26-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.23%		06/25/2037	7,218,325
14,753,275	Countrywide Asset Backed Certificates, Series 2007-BC1-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.23%		05/25/2037	13,697,502
13,303	Countrywide Asset-Backed Certificates, Series 2005-13-AF3	5.43	% (b)	02/25/2033	12,719
22,065,587	Countrywide Asset-Backed Certificates, Series 2007-4-A5	4.66	% (h)	04/25/2047	19,982,759
550,824	Countrywide Home Loans, Series 2003-60-4A1	2.29	% (b)	02/25/2034	581,238
1,407,989	Countrywide Home Loans, Series 2004-R2-1AF1 (1 Month LIBOR USD + 0.42%, 0.42% Floor, 9.50% Cap)	0.51	% (a)	11/25/2034	1,299,863
1,369,970	Countrywide Home Loans, Series 2004-R2-1AS	6.04	% (a)(b)(f)	11/25/2034	102,331
2,936,757	Countrywide Home Loans, Series 2005-20-A5	5.50%		10/25/2035	2,498,016
2,174,306	Countrywide Home Loans, Series 2005-20-A8	5.25%		10/25/2035	1,882,526
8,058,711	Countrywide Home Loans, Series 2005-23-A1	5.50%		11/25/2035	6,258,373
1,702,090	Countrywide Home Loans, Series 2005-24-A8	5.50%		11/25/2035	1,300,461
560,321	Countrywide Home Loans, Series 2005-27-2A1	5.50%		12/25/2035	371,443
1,226,280	Countrywide Home Loans, Series 2005-28-A7	5.25%		07/25/2021	981,144
10,497,043	Countrywide Home Loans, Series 2005-HYB1-4A1	2.63	% (b)	03/25/2035	11,315,119
806,788	Countrywide Home Loans, Series 2005-HYB8-1A1	2.65	% (b)	12/20/2035	754,446
1,192,505	Countrywide Home Loans, Series 2005-J3-2A4	4.50%		09/25/2035	1,175,917
874,517	Countrywide Home Loans, Series 2005-J4-A5	5.50%		11/25/2035	844,215
433,705	Countrywide Home Loans, Series 2005-R1-1AF1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 9.50% Cap)	0.45	% (a)	03/25/2035	412,113
430,364	Countrywide Home Loans, Series 2005-R1-1AS	6.03	% (a)(b)(f)	03/25/2035	68,135
4,111,919	Countrywide Home Loans, Series 2006-16-2A1	6.50%		11/25/2036	2,639,745
3,795,184	Countrywide Home Loans, Series 2006-1-A2	6.00%		03/25/2036	2,888,052
1,547,243	Countrywide Home Loans, Series 2006-20-1A21	6.00%		02/25/2037	1,126,460
585,003	Countrywide Home Loans, Series 2006-J3-A4	5.50%		05/25/2036	603,592
4,729,790	Countrywide Home Loans, Series 2007-10-A7	6.00%		07/25/2037	3,400,253
16,291,514	Countrywide Home Loans, Series 2007-11-A1	6.00%		08/25/2037	11,405,971
8,833,258	Countrywide Home Loans, Series 2007-12-A9	5.75%		08/25/2037	7,048,049
3,418,451	Countrywide Home Loans, Series 2007-13-A1	6.00%		08/25/2037	2,532,579
5,601,320	Countrywide Home Loans, Series 2007-13-A10	6.00%		08/25/2037	4,149,771
4,403,026	Countrywide Home Loans, Series 2007-15-1A1	6.25%		09/25/2037	3,696,352
615,002	Countrywide Home Loans, Series 2007-15-1A16	6.25%		09/25/2037	516,296
2,163,587	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	1,816,170
4,211,627	Countrywide Home Loans, Series 2007-17-1A2	6.00%		10/25/2037	3,920,986
589,856	Countrywide Home Loans, Series 2007-18-1A1	6.00%		11/25/2037	456,973

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,387,757	Countrywide Home Loans, Series 2007-3-A1	6.00%		04/25/2037	3,260,154
1,689,880	Countrywide Home Loans, Series 2007-3-A12	6.00%		04/25/2037	1,255,601
3,740,720	Countrywide Home Loans, Series 2007-4-1A39	6.00%		05/25/2037	2,542,856
1,416,469	Countrywide Home Loans, Series 2007-5-A2	5.75%		05/25/2037	1,084,964
5,085,363	Countrywide Home Loans, Series 2007-7-A1	6.00%		06/25/2037	3,812,410
1,524,418	Countrywide Home Loans, Series 2007-7-A2	5.75%		06/25/2037	1,114,288
4,953,433	Countrywide Home Loans, Series 2007-8-1A4	6.00%		01/25/2038	3,451,996
2,599,544	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	1,712,860
6,035,593	Countrywide Home Loans, Series 2007-8-1A9 (1 Month LIBOR USD + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%		01/25/2038	4,208,282
894,294	Countrywide Home Loans, Series 2007-9-A11	5.75%		07/25/2037	674,629
5,390,807	Countrywide Home Loans, Series 2007-HY1-1A1	2.79	% (b)	04/25/2037	5,279,858
16,910,369	Countrywide Home Loans, Series 2007-J1-2A1	6.00%		02/25/2037	9,641,902
414,839	Countrywide Home Loans, Series 2007-J3-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	0.59%		07/25/2037	148,371
2,074,197	Countrywide Home Loans, Series 2007-J3-A2 (-1 x 1 Month LIBOR USD + 5.50%, 5.50% Cap)	5.41	% (f)(i)	07/25/2037	530,837
4,202,024	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-3-A4B	6.61	% (h)	11/25/2036	1,130,731
2,521,039	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-4-A6A	6.18	% (h)	12/25/2036	845,258
9,309,947	Credit Suisse First Boston Mortgage Backed Trust, Series 2007-1-1A1A	5.90	% (b)	05/25/2037	3,501,640
2,494,216	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	2,300,754
525,079	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	484,351
6,136,237	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	5,842,747
7,067,157	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	7,085,975
9,641,128	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	2,139,233
3,051,034	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	3,059,733
3,743,218	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	2,498,591
1,110,898	Credit Suisse Mortgage Capital Certificates, Series 2005-1R-2A5	5.75	% (a)	12/26/2035	955,109
12,888,560	Credit Suisse Mortgage Capital Certificates, Series 2006-1-2A1	6.00%		02/25/2036	6,854,335
2,096,471	Credit Suisse Mortgage Capital Certificates, Series 2006-2-3A1	6.50%		03/25/2036	725,588
2,599,597	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 6.00% Cap)	0.79%		03/25/2036	823,301
14,530,552	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	5.21	% (f)(i)	03/25/2036	3,135,973
3,026,694	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A3	6.25%		03/25/2036	1,992,321
8,191,444	Credit Suisse Mortgage Capital Certificates, Series 2006-2-5A4	6.00%		03/25/2036	5,225,160
1,834,670	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A3	5.50%		04/25/2036	1,588,437
1,109,105	Credit Suisse Mortgage Capital Certificates, Series 2006-3-4A4	5.50%		04/25/2036	961,847
2,940,981	Credit Suisse Mortgage Capital Certificates, Series 2006-4-1A8 (1 Month LIBOR USD + 1.00%, 6.00% Floor, 6.00% Cap)	6.00%		05/25/2036	2,357,300

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
20,282,912	Credit Suisse Mortgage Capital Certificates, Series 2006-4-4A1	7.00%		05/25/2036	7,123,371
8,054,199	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A4	6.00%		07/25/2036	6,238,847
10,176,971	Credit Suisse Mortgage Capital Certificates, Series 2006-6-3A1	7.00%		07/25/2036	2,153,489
138,813	Credit Suisse Mortgage Capital Certificates, Series 2006-7-3A11	6.00%		08/25/2036	86,002
2,075,147	Credit Suisse Mortgage Capital Certificates, Series 2006-7-7A5	6.00%		08/25/2036	1,944,290
3,772,258	Credit Suisse Mortgage Capital Certificates, Series 2006-9-2A1	5.50%		11/25/2036	3,599,554
14,384,968	Credit Suisse Mortgage Capital Certificates, Series 2006-9-3A1	6.00%		11/25/2036	13,479,552
4,302,172	Credit Suisse Mortgage Capital Certificates, Series 2006-9-4A1	6.00%		11/25/2036	3,545,648
1,986,090	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A14	6.00%		11/25/2036	1,983,589
322,686	Credit Suisse Mortgage Capital Certificates, Series 2006-9-6A15 (-6 x 1 Month LIBOR USD + 39.90%, 39.90% Cap)	39.35	% (i)	11/25/2036	640,782
9,272,460	Credit Suisse Mortgage Capital Certificates, Series 2007-1-1A4	6.13	% (b)	02/25/2037	3,300,106
3,732,023	Credit Suisse Mortgage Capital Certificates, Series 2007-1-5A14	6.00%		02/25/2037	3,335,808
5,966,656	Credit Suisse Mortgage Capital Certificates, Series 2007-3-2A10	6.00%		04/25/2037	3,595,254
3,569,320	Credit Suisse Mortgage Capital Certificates, Series 2007-5-2A5	5.00%		08/25/2037	3,370,981
33,269,199	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A19	6.00%		08/25/2037	30,397,568
14,718,718	Credit Suisse Mortgage Capital Certificates, Series 2007-5-3A9	6.00%		08/25/2037	13,394,838
4,435,529	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00	% (a)	07/25/2037	3,811,020
393,808	Credit Suisse Mortgage Capital Certificates, Series 2009-1R-4A2	2.90	% (a)(b)	07/20/2035	368,849
2,240,472	Credit Suisse Mortgage Capital Certificates, Series 2010-13R-1A2	5.50	% (a)(b)	12/26/2035	2,186,620
39,032,933	Credit Suisse Mortgage Capital Certificates, Series 2010-17R-6A1	2.86	% (a)(b)	06/26/2037	39,338,448
5,601,137	Credit Suisse Mortgage Capital Certificates, Series 2010-4R-8A17	6.00	% (a)(b)	06/26/2037	5,711,039
8,748,182	Credit Suisse Mortgage Capital Certificates, Series 2012-10R-4A2	2.93	% (a)(b)	08/26/2046	7,301,014
16,103,003	Credit Suisse Mortgage Capital Certificates, Series 2013-9R-A1	3.00	% (a)(b)	05/27/2043	15,691,686
12,140,712	Credit Suisse Mortgage Capital Certificates, Series 2020-BPL1-A2	4.52	% (a)(c)	02/25/2024	12,552,033
33,103,412	Credit Suisse Mortgage Capital Certificates, Series 2021-JR1-A1	2.47	% (a)(b)	09/27/2066	33,126,750
10,286,137	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4-AV3 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.39%		05/25/2036	8,406,760
7,933,319	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	4,612,584
5,453,663	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2022	1,581,356
37,970	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	36,089
10,091,417	CSMC Mortgage-Backed Trust, Series 2019-RPL6-CERT	4.10	% (a)(b)	11/25/2058	9,785,826
236,162,058	CSMC Mortgage-Backed Trust, Series 2019-RPL6-PT1	3.68	% (a)(b)	11/25/2058	239,882,035
21,211,865	CSMC Mortgage-Backed Trust, Series 2019-RPL8-A1	3.32	% (a)(b)	10/25/2058	21,375,735
7,195,605	CSMC Trust, Series 2009-12R-5A1	6.00	% (a)	06/27/2036	6,212,263
11,344,663	CSMC Trust, Series 2010-4R-3A17	6.00	% (a)(b)	06/26/2037	11,424,393
4,227,000	CSMC Trust, Series 2020-AFC1-B1	3.45	% (a)(b)	02/25/2050	4,325,287
11,924,934	CSMC Trust, Series 2020-RPL1-CERT	3.23	% (a)(b)	01/25/2046	11,510,338
228,104,133	CSMC Trust, Series 2020-RPL1-PT1	3.42	% (a)(b)	10/25/2069	231,114,880
7,469,850	CSMC Trust, Series 2021-NQM1-B1	2.83	% (a)(b)	05/25/2065	7,484,328
88,074,405	CSMCM Trust, Series 2017-RPL2-CERT	0.01	% (a)(b)	02/25/2056	84,724,759
17,544,000	CWABS Asset-Backed Certificates Trust, Series 2005-11-MF1	5.35	% (b)	02/25/2036	18,020,299
5,353,000	Deephaven Residential Mortgage Trust, Series 2019-3A-B1	4.26	% (a)(b)	07/25/2059	5,365,335
10,099,740	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50	% (b)	09/25/2035	10,034,493
489,839	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6 (-7 x 1 Month LIBOR USD + 35.93%, 35.93% Cap)	35.26	% (i)	11/25/2035	808,522

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
640,740	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 5.50% Cap)	0.29%		11/25/2035	301,851
1,933,824	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	5.21	% (f)(i)	11/25/2035	210,994
16,833,241	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.39%		09/25/2047	15,370,210
20,763,655	Deutsche AlT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3-A2 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.34%		07/25/2047	19,033,025
11,508,674	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA5-A1B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.31%		08/25/2047	10,905,500
4,205,091	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1-A1C	5.67	% (b)	02/25/2036	4,226,132
598,146	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	4.91	% (b)	06/25/2036	594,553
13,991,716	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65	% (b)	10/25/2036	13,829,458
996,741	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90	% (b)	10/25/2036	988,166
1,458,213	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90	% (b)	10/25/2036	1,442,933
2,888,395	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	6.37	% (h)	10/25/2036	2,856,376
5,165,921	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	12.02	% (a)(i)	04/15/2036	4,854,714
2,988,434	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1 (-1 x 1 Month LIBOR USD + 12.11%, 12.11% Cap)	12.01	% (a)(i)	04/15/2036	2,930,260
4,868,296	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	14.47	% (a)(i)	04/15/2036	4,960,238
415,383	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1 (-3 x 1 Month LIBOR USD + 19.35%, 19.35% Cap)	19.13	% (a)(i)	04/15/2036	547,817
3,640,281	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3 (-1 x 1 Month LIBOR USD + 12.57%, 12.57% Cap)	12.47	% (a)(i)	04/15/2036	3,989,411
60,295,473	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	12.02	% (a)(i)	04/15/2036	65,193,286
6,660,057	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	6,584,916
1,001,973	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01	% (b)	10/25/2036	989,632
24,664,155	Eagle Ltd., Series 2019-1-M1B (1 Month LIBOR USD + 1.80%)	1.89	% (a)	04/25/2029	24,754,298
14,202,642	Equifirst Loan Securitization Trust, Series 2007-1-A2B (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.28%		04/25/2037	13,694,523
43,059,250	Figure Line of Credit Trust, Series 2020-1-A	4.04	% (a)(b)	09/25/2049	43,054,066
22,090,493	First Franklin Mortgage Loan Trust, Series 2007-FF2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.23%		03/25/2037	14,820,490
25,241,420	First Franklin Mortgage Loan Trust, Series 2007-FF2-A2C (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.24%		03/25/2037	15,526,108
4,420,193	First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4-1A1	2.54	% (b)	05/25/2035	3,245,325
4,494,148	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A4	5.50%		11/25/2035	3,273,808
273,745	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-2A1	5.00%		07/25/2021	275,615
1,936,747	First Horizon Alternative Mortgage Securities Trust, Series 2006-AA3-A1	2.53	% (b)	06/25/2036	1,780,232

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,222,919	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A12	6.00%		04/25/2036	1,542,408
7,459,276	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A3	5.75%		04/25/2036	5,032,930
1,461,309	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	953,866
2,149,212	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A5	6.00%		02/25/2037	1,338,400
4,023,540	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50	% (b)	05/25/2035	3,425,317
12,481,639	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A3	6.00%		06/25/2037	7,518,147
642,244	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A4	6.00%		06/25/2037	386,847
747,392	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A13	6.25%		08/25/2037	505,580
2,307,255	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	1,560,764
1,084,079	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A5	6.25%		08/25/2037	733,335
1,019,783	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	697,099
2,068,020	First Horizon Mortgage Pass-Through Trust, Series 2007-4-1A1	6.00%		08/25/2037	1,400,530
9,000,000	FirstKey Homes Trust, Series 2020-SFR1-E	2.79	% (a)	08/17/2037	9,190,433
18,000,000	FirstKey Homes Trust, Series 2020-SFR2-D	1.97	% (a)	10/19/2037	17,954,343
26,225,000	FirstKey Homes Trust, Series 2020-SFR2-E	2.67	% (a)	10/19/2037	26,702,751
11,500,000	First Key Homes Trust	2.49	% (a)	08/17/2028	11,586,008
16,250,000	First Key Homes Trust	2.39	% (a)	08/17/2028	16,371,582
72,500,000	FMC GMSR Issuer Trust, Series 2019-GT1-A	5.07	% (a)(b)	05/25/2024	73,010,284
75,700,000	FMC GMSR Issuer Trust, Series 2019-GT2-A	4.23	% (a)(b)	09/25/2024	75,729,508
61,200,000	FMC GMSR Issuer Trust, Series 2020-GT1-A	4.45	% (a)(b)	01/25/2026	61,652,390
137,637,487	Fremont Home Loan Trust, Series 2006-D-1A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.23%		11/25/2036	95,930,465
5,000,000	GCAT LLC, Series 2019-NQM2-M1	3.31	% (a)(b)	09/25/2059	5,042,672
2,751,000	GCAT LLC, Series 2019-NQM3-M1	3.45	% (a)(b)	11/25/2059	2,775,126
10,225,360	GCAT LLC, Series 2020-2-A1	3.72	% (a)(c)	06/25/2025	10,265,437
7,096,000	GCAT LLC, Series 2021-NQM2-M1	2.54	% (a)(b)	05/25/2066	7,069,763
46,273,000	GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2-A2D (1 Month LIBOR USD + 0.64%, 0.64% Floor)	0.73%		12/25/2035	45,209,193
36,420,269	GE-WMC Mortgage Securities Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.39%		08/25/2036	21,969,828
2,672,782	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	3.56	% (b)	09/19/2035	2,533,020
24,883,256	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (1 Month LIBOR USD + 0.52%, 0.52% Floor, 10.50% Cap)	0.61%		08/25/2045	14,714,564
24,092,012	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.33%		04/25/2047	22,974,942
983,676	GS Mortgage Securities Corporation, Series 2008-2R-1A1	3.85	% (a)(b)(d)	09/25/2036	534,581
164,883,437	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-A1	1.75	% (a)(b)	05/25/2060	171,086,187
12,540,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M1	2.25	% (a)(b)	05/25/2060	12,731,385
10,237,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M2	2.75	% (a)(b)	05/25/2060	10,372,865
9,341,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M3	3.00	% (a)(b)	05/25/2060	9,291,100

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
31,875,070	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-PT4	8.37	% (a)(e)	05/25/2060	35,176,945
139,914	GSAA Home Equity Trust, Series 2005-12-AF3	5.07	% (b)	09/25/2035	119,005
8,624,865	GSAA Home Equity Trust, Series 2006-10-AF3	5.98	% (b)	06/25/2036	3,643,059
6,172,964	GSAA Home Equity Trust, Series 2006-10-AF4	6.80%		06/25/2036	2,603,356
11,641,436	GSAA Home Equity Trust, Series 2006-15-AF4	6.46%		09/25/2036	4,640,280
1,874,504	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77	% (b)	11/25/2036	837,104
4,278,525	GSAA Home Equity Trust, Series 2006-18-AF6	6.18%		11/25/2036	1,634,216
8,119,303	GSAA Home Equity Trust, Series 2006-19-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.27%		12/25/2036	3,118,165
4,422,283	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	3,625,852
2,526,555	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,580,913
20,646,467	GSAMP Trust, Series 2006-HE6-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.24%		08/25/2036	18,476,108
8,074,786	GSAMP Trust, Series 2007-H1-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.29%		01/25/2047	5,377,818
8,712,082	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor)	0.44	% (a)	03/25/2035	8,165,342
8,712,082	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	4.45	% (a)(b)(f)	03/25/2035	1,055,754
5,377,424	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.50% Cap)	0.44	% (a)	09/25/2035	4,624,274
5,377,424	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	4.25	% (a)(b)(f)	09/25/2035	643,320
20,356,139	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AF1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 9.15% Cap)	0.44	% (a)	01/25/2036	17,014,870
20,356,139	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	4.17	% (a)(b)(f)	01/25/2036	2,105,381
21,295,862	GSMSC Resecuritization Trust, Series 2014-3R-2B (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.27	% (a)	09/26/2036	14,196,303
1,019,509	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	1,044,104
2,508,422	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	2,523,642
301,463	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	323,918
3,307,831	GSR Mortgage Loan Trust, Series 2005-6F-3A9 (-1 x 1 Month LIBOR USD + 6.90%, 6.90% Cap)	6.81	% (f)(i)	07/25/2035	349,984
309,540	GSR Mortgage Loan Trust, Series 2005-6F-4A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	0.59%		07/25/2035	292,111
152,697	GSR Mortgage Loan Trust, Series 2005-7F-3A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.00% Cap)	0.59%		09/25/2035	147,567
7,571,981	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	4,619,568
1,945,029	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	1,280,402
344,851	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	489,293
471,730	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	484,855
1,918,527	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	1,354,320
2,304,143	GSR Mortgage Loan Trust, Series 2006-2F-3A6	6.00%		02/25/2036	1,626,537
19,256,542	GSR Mortgage Loan Trust, Series 2006-5F-3A1	6.50%		06/25/2036	13,870,474
5,140,291	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	4,008,010
4,051,798	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	2,075,407
11,744,877	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	8,359,929
31,037,292	GSR Mortgage Loan Trust, Series 2006-OA1-3A1 (11th District Cost of Funds Index + 1.50%, 1.50% Floor)	1.84%		08/25/2046	13,498,261
452,316	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	671,056
977,113	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	1,294,268

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
14,228,639	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	12,352,126
716,729	HarborView Mortgage Loan Trust, Series 2005-14-3A1A	2.65	% (b)	12/19/2035	696,002
5,917,128	HarborView Mortgage Loan Trust, Series 2005-2-1A (1 Month LIBOR USD + 0.52%, 0.52% Floor)	0.61%		05/19/2035	2,887,671
24,247,699	HarborView Mortgage Loan Trust, Series 2005-8-1A1A (1 Month LIBOR USD + 0.62%, 0.62% Floor, 11.00% Cap)	0.71%		09/19/2035	15,259,106
47,222,047	HarborView Mortgage Loan Trust, Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	1.67%		09/19/2035	30,453,980
5,155,761	HarborView Mortgage Loan Trust, Series 2006-10-2A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.27%		11/19/2036	4,971,456
8,487,963	HarborView Mortgage Loan Trust, Series 2006-11-A1A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.43%		12/19/2036	8,051,549
42,109,867	HarborView Mortgage Loan Trust, Series 2006-14-1A1A (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.27%		01/25/2047	41,734,458
77,372,466	HarborView Mortgage Loan Trust, Series 2006-8-1A1 (1 Month LIBOR USD + 0.40%)	0.29%		07/21/2036	50,147,092
11,651,076	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor, 10.50% Cap)	0.51%		02/19/2046	10,862,482
18,344,699	HarborView Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 1.00%, 10.50% Cap)	1.09%		10/25/2037	17,810,395
6,620,894	HMIR, Series 2019-1-M1 (1 Month LIBOR USD + 1.65%)	1.74	% (a)	05/25/2029	6,627,223
650,707	Home Equity Asset Trust, Series 2003-3-M1 (1 Month LIBOR USD + 1.29%, 1.29% Floor)	1.38%		08/25/2033	652,306
776,540	Home Equity Asset Trust, Series 2004-7-M2 (1 Month LIBOR USD + 0.99%, 0.99% Floor)	1.08%		01/25/2035	778,504
12,182,000	Home Equity Mortgage Loan Asset Backed Trust, Series 2006-B-2A4 (1 Month LIBOR USD + 0.56%, 0.56% Floor)	0.65%		06/25/2036	11,238,515
8,528,139	Home Equity Mortgage Loan Asset Backed Trust, Series 2006-D-2A4 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.33%		11/25/2036	7,332,226
8,947,583	Home Equity Mortgage Loan Asset Backed Trust, Series 2007-B-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.28%		07/25/2037	4,941,031
8,947,583	Home Equity Mortgage Loan Asset Backed Trust, Series 2007-B-1A2 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.28%		07/25/2037	4,941,031
3,832,165	Home Partners of America Trust, Series 2019-2-C	3.02	% (a)	10/19/2039	3,861,151
4,076,772	Home Partners of America Trust, Series 2019-2-D	3.12	% (a)	10/19/2039	4,029,440
7,673,923	Home Partners of America Trust, Series 2019-2-E	3.32	% (a)	10/19/2039	7,637,454
627,129	HomeBanc Mortgage Trust, Series 2005-1-M2 (1 Month LIBOR USD + 0.74%, 0.74% Floor, 11.50% Cap)	0.83%		03/25/2035	572,498
65,217,791	Homeward Opportunities Fund Trust, Series 2020-BPL1-A1	3.23	% (a)(c)	08/25/2025	66,046,357
19,869,506	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	9,842,588
658,434	HSI Asset Loan Obligation Trust, Series 2007-AR1-3A1	2.61	% (b)	01/25/2037	626,915
15,274,684	HSI Asset Loan Obligation Trust, Series 2007-WF1-A3	4.81	% (h)	12/25/2036	7,207,761
30,932,079	HSI Asset Securitization Corporation, Series 2006-HE1-1A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	0.37%		10/25/2036	13,419,610
16,943,038	HSI Asset Securitization Corporation, Series 2007-NC1-A2 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.23%		04/25/2037	13,242,548
73,453,500	HSI Asset Securitization Corporation, Series 2007-NC1-A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.27%		04/25/2037	57,593,523
5,087,859	Impac Secured Assets Trust, Series 2007-1-A2 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 11.50% Cap)	0.25%		03/25/2037	5,042,064
401,878	Impac Trust, Series 2002-9F-A1	5.22	% (h)	12/25/2032	415,460

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,828,414	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.27%		07/25/2047	3,054,559
7,392,553	IndyMac Mortgage Loan Trust , Series 2005-AR15-A1	2.98	% (b)	09/25/2035	7,075,952
6,724,244	IndyMac Mortgage Loan Trust , Series 2007-AR21-8A1	2.91	% (b)	09/25/2037	6,949,790
1,166,856	IndyMac Mortgage Loan Trust, Series 2006-AR2-1A1	3.02	% (b)	09/25/2036	976,875
1,421,035	IndyMac Mortgage Loan Trust, Series 2006-AR2-4A1	2.91	% (b)	09/25/2036	1,316,082
11,942,119	IndyMac Mortgage Loan Trust, Series 2006-AR3-1A1	3.00	% (b)	12/25/2036	11,456,733
3,054,244	IndyMac Mortgage Loan Trust, Series 2006-AR7-3A1	2.72	% (b)	05/25/2036	2,802,957
3,415,853	IndyMac Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	1,999,131
2,500,671	IndyMac Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	1,463,520
9,389,140	IndyMac Mortgage Loan Trust, Series 2007-A2-1A1	6.00%		10/25/2037	7,238,124
12,079,679	IndyMac Mortgage Loan Trust, Series 2007-A2-2A3	6.50%		10/25/2037	9,218,839
19,428,164	IndyMac Mortgage Loan Trust, Series 2007-A2-3A1	7.00%		10/25/2037	8,836,104
16,937,970	IndyMac Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	11,067,285
4,796,058	IndyMac Mortgage Loan Trust, Series 2007-AR13-2A1	2.82	% (b)	07/25/2037	3,948,305
3,780,998	IndyMac Mortgage Loan Trust, Series 2007-AR1-3A1	2.83	% (b)	03/25/2037	3,741,819
3,102,441	IndyMac Mortgage Loan Trust, Series 2007-AR3-3A1	2.67	% (b)	07/25/2037	3,094,279
29,753,411	IndyMac Mortgage Loan Trust, Series 2007-F1-2A1	6.50%		06/25/2037	12,386,417
322,602	IndyMac Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	307,536
25,151,506	IndyMac Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	12,947,118
7,171,734	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	6,535,110
2,299,105	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	2,095,017
4,289,117	JP Morgan Alternative Loan Trust, Series 2006-A2-1A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor, 11.50% Cap)	0.45%		05/25/2036	4,217,049
2,670,318	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	2,051,369
8,116,883	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.69	% (h)	05/25/2036	8,185,731
13,370,101	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	6.46%		12/25/2036	13,406,173
2,179,200	JP Morgan Mortgage Acquisition Corporation, Series 2005-WMC1-M4 (1 Month LIBOR USD + 0.90%, 0.90% Floor)	0.99%		09/25/2035	2,070,845
7,474,097	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46	% (h)	09/25/2029	5,926,201
13,412,346	JP Morgan Mortgage Acquisition Trust, Series 2006-HE3-A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	0.37%		11/25/2036	12,628,056
25,996,741	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A3 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.33%		08/25/2036	14,620,120
24,027,347	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A4 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	0.45%		08/25/2036	13,689,309
3,341,138	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1-A5	6.91	% (h)	07/25/2036	1,444,707
5,138,328	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A1A (1 Month LIBOR USD + 0.13%, 0.13% Floor)	0.22%		12/25/2036	3,839,516
35,550,679	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A1B (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.32%		12/25/2036	2,585,974
23,000,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH1-AF5	4.76	% (h)	11/25/2036	24,140,409
9,690,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH3-M2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.41%		03/25/2037	9,162,058
597,218	JP Morgan Mortgage Trust, Series 2005-A6-5A1	2.84	% (b)	08/25/2035	584,977
5,071,520	JP Morgan Mortgage Trust, Series 2005-S1-1A2	6.50%		01/25/2035	5,548,692
484,057	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	469,173
1,171,604	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	702,513

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,712,672	JP Morgan Mortgage Trust, Series 2006-S2-3A5	6.25%		07/25/2036	2,360,170
2,093,700	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	1,352,743
7,789,762	JP Morgan Mortgage Trust, Series 2006-S3-1A21 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.50% Cap)	0.47%		08/25/2036	1,375,193
7,789,762	JP Morgan Mortgage Trust, Series 2006-S3-1A22 (-1 x 1 Month LIBOR USD + 7.12%, 7.12% Cap)	7.03	% (f)(i)	08/25/2036	2,425,099
975,610	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	630,343
6,461,895	JP Morgan Mortgage Trust, Series 2006-S4-A3	6.00%		01/25/2037	4,218,930
2,690,900	JP Morgan Mortgage Trust, Series 2006-S4-A5	6.00%		01/25/2037	1,828,019
6,144,914	JP Morgan Mortgage Trust, Series 2006-S4-A8 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	0.47%		01/25/2037	1,905,620
6,144,914	JP Morgan Mortgage Trust, Series 2006-S4-A9 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	6.53	% (f)(i)	01/25/2037	1,846,594
952,729	JP Morgan Mortgage Trust, Series 2007-A2-2A1	3.08	% (b)	04/25/2037	859,341
7,168,284	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	4,758,724
2,112,682	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	1,527,319
4,740,718	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	3,550,015
1,812,033	JP Morgan Mortgage Trust, Series 2007-S3-1A64	7.50%		08/25/2037	1,006,457
798,568	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	597,657
4,371,170	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	3,272,415
4,982,176	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	3,729,979
87,505	JP Morgan Mortgage Trust, Series 2007-S3-2A2	5.50%		08/25/2022	88,225
5,688,991	JP Morgan Resecuritization Trust, Series 2009-4-3A2	6.00	% (a)(b)	02/26/2037	3,992,046
16,557,971	JP Morgan Resecuritization Trust, Series 2009-7-7A1	7.00	% (a)(b)(d)	09/27/2037	10,813,193
10,407,768	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00	% (a)	02/26/2037	7,538,394
5,653,321	JP Morgan Resecuritization Trust, Series 2010-1-2A11	7.00	% (a)(b)	01/26/2037	3,732,882
31,030,684	Legacy Mortgage Asset Trust, Series 2019-GS1-A1	4.00	% (a)(c)	01/25/2059	31,139,320
31,864,193	Legacy Mortgage Asset Trust, Series 2019-GS2-A1	3.75	% (a)(c)	01/25/2059	31,951,559
22,267,078	Legacy Mortgage Asset Trust, Series 2019-GS5-A1	3.20	% (a)(c)	05/25/2059	22,374,087
29,406,000	Legacy Mortgage Asset Trust, Series 2019-GS5-A2	4.25	% (a)(c)	05/25/2059	29,628,439
162,423,351	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	4.30	% (a)	06/25/2058	170,145,607
75,344,025	Legacy Mortgage Asset Trust, Series 2019-SL3-A	3.47	% (a)(c)	11/25/2061	76,033,438
26,545,000	Legacy Mortgage Asset Trust, Series 2020-GS1-A2	4.00	% (a)(c)	10/25/2059	26,755,130
37,354,745	Legacy Mortgage Asset Trust, Series 2020-GS2-A1	2.75	% (a)(c)	03/25/2060	37,691,020
26,264,000	Legacy Mortgage Asset Trust, Series 2020-GS2-A2	4.00	% (a)(c)	03/25/2060	26,471,906
1,935,775	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	1,431,464
1,439,711	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	1,266,929
2,003,045	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	2,053,949
170,567	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	184,111
916,104	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	938,490
1,152,312	Lehman Mortgage Trust, Series 2006-1-1A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	0.84%		02/25/2036	642,669
3,456,935	Lehman Mortgage Trust, Series 2006-1-1A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	4.66	% (f)(i)	02/25/2036	652,516
3,339,089	Lehman Mortgage Trust, Series 2006-1-3A1 (1 Month LIBOR USD + 0.75%, 0.75% Floor, 5.50% Cap)	0.84%		02/25/2036	2,762,599
3,339,089	Lehman Mortgage Trust, Series 2006-1-3A2 (-1 x 1 Month LIBOR USD + 4.75%, 4.75% Cap)	4.66	% (f)(i)	02/25/2036	400,920

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,151,347	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	2,061,015
2,301,992	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.31	% (f)(i)	08/25/2036	391,832
1,463,096	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	1,442,124
6,029,641	Lehman Mortgage Trust, Series 2006-5-2A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.50% Cap)	0.44%		09/25/2036	758,337
12,559,677	Lehman Mortgage Trust, Series 2006-5-2A2 (-1 x 1 Month LIBOR USD + 7.15%, 7.15% Cap)	7.06	% (f)(i)	09/25/2036	3,867,944
6,942,235	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	6,080,552
582,233	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	576,254
3,091,237	Lehman Mortgage Trust, Series 2006-7-2A2 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.54%		11/25/2036	555,514
11,063,596	Lehman Mortgage Trust, Series 2006-7-2A5 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.46	% (f)(i)	11/25/2036	3,116,636
2,107,260	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 30.68% Cap)	30.26	% (i)	01/25/2037	3,342,457
2,299,891	Lehman Mortgage Trust, Series 2006-9-1A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 5.75% Cap)	0.69%		01/25/2037	1,413,346
6,866,839	Lehman Mortgage Trust, Series 2006-9-1A6 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	5.06	% (f)(i)	01/25/2037	1,137,443
3,675,734	Lehman Mortgage Trust, Series 2006-9-2A1 (1 Month LIBOR USD + 0.38%, 0.38% Floor, 7.00% Cap)	0.47%		01/25/2037	617,338
6,786,893	Lehman Mortgage Trust, Series 2006-9-2A2 (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	6.53	% (f)(i)	01/25/2037	1,731,007
6,204,625	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	3,007,969
23,652,593	Lehman Mortgage Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	0.30	% (a)	06/25/2037	19,852,804
1,827,401	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	1,559,188
2,500,762	Lehman Mortgage Trust, Series 2007-4-2A11 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	0.42%		05/25/2037	594,982
11,823,076	Lehman Mortgage Trust, Series 2007-4-2A8 (-1 x 1 Month LIBOR USD + 6.67%, 6.67% Cap)	6.58	% (f)(i)	05/25/2037	3,258,257
875,970	Lehman Mortgage Trust, Series 2007-4-2A9 (1 Month LIBOR USD + 0.33%, 0.33% Floor, 7.00% Cap)	0.42%		05/25/2037	214,957
8,620,859	Lehman Mortgage Trust, Series 2007-5-11A1	5.02	% (b)	06/25/2037	7,201,852
868,596	Lehman Mortgage Trust, Series 2007-5-4A3 (-6 x 1 Month LIBOR USD + 40.08%, 40.08% Cap)	39.53	% (i)	08/25/2036	1,300,556
738,915	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	475,279
132,260	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	130,929
6,460,333	Lehman Mortgage Trust, Series 2007-9-2A2	6.50%		10/25/2037	3,299,318
3,739,460	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	2,024,205
3,482,615	Lehman Trust, Series 2005-4-2A3A	5.50%		10/25/2035	3,944,837
9,261,489	Lehman Trust, Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	1.18%		02/25/2036	8,776,009
364	Lehman Trust, Series 2006-17-1A2 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.43%		08/25/2046	344,589
8,759,766	Lehman Trust, Series 2006-5-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor)	0.51%		04/25/2036	8,598,774
106,901	Lehman Trust, Series 2006-5-2A4A	6.39	% (h)	04/25/2036	129,752
10,113,840	Lehman Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor)	0.49%		06/25/2046	10,153,085

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,296,845	Lehman Trust, Series 2007-1-2A1	7.00	% (b)	02/25/2037	8,895,897
14,787,441	Lehman Trust, Series 2007-12N-1A3A (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.29%		07/25/2047	14,764,311
6,503,561	Lehman XS Trust, Series 2005-2-2A3B	5.94	% (h)	08/25/2035	6,556,898
9,257,360	Lehman XS Trust, Series 2006-3-A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor)	0.69%		03/25/2036	9,044,419
86,200,000	LHOME Mortgage Trust, Series 2019-RTL2-A1	3.84	% (a)	03/25/2024	86,701,701
19,200,000	LHOME Mortgage Trust, Series 2019-RTL3-A1	3.87	% (a)	07/25/2024	19,382,285
19,200,000	LHOME Mortgage Trust, Series 2020-RTL1-A1	3.23	% (a)	10/25/2024	19,330,274
9,300,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	2.86	% (a)(b)	09/25/2026	9,302,941
32,281,681	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	0.45%		05/25/2046	14,557,605
5,257,595	Long Beach Mortgage Loan Trust, Series 2006-3-2A4 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.63%		05/25/2046	2,425,808
17,643,524	Long Beach Mortgage Loan Trust, Series 2006-5-2A4 (1 Month LIBOR USD + 0.48%, 0.48% Floor)	0.57%		06/25/2036	11,350,494
32,463,164	Long Beach Mortgage Loan Trust, Series 2006-6-1A (1 Month LIBOR USD + 0.29%, 0.29% Floor)	0.38%		07/25/2036	26,545,476
4,083,370	Luminent Mortgage Trust, Series 2005-1-A1 (1 Month LIBOR USD + 0.52%, 0.52% Floor, 11.50% Cap)	0.61%		11/25/2035	4,005,746
3,276,663	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	2.78	% (b)	03/25/2035	3,200,274
947,948	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	2.63	% (b)	07/25/2035	914,335
6,563,345	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	2.86	% (b)	11/25/2036	4,949,797
1,188,505	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	1,227,573
164,702	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	165,259
7,735,216	MASTR Alternative Loans Trust, Series 2005-5-3A1	5.75%		08/25/2035	5,552,691
2,042,804	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	1,852,240
1,500,541	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	1,229,392
2,125,146	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	2,114,194
4,334,487	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	2,139,619
3,366,267	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3 (1 Month LIBOR USD + 4.13%, 4.13% Floor)	4.22%		12/25/2032	3,406,051
8,330,744	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.43%		06/25/2036	8,092,128
16,553,783	MASTR Asset Backed Securities Trust, Series 2007-HE1-A3 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	0.30%		05/25/2037	16,127,353
14,687,095	MASTR Asset Backed Securities Trust, Series 2007-WMC1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.24%		01/25/2037	5,970,892
2,354,377	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	2,127,099
1,446,698	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	1,234,379
2,767,656	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	1,836,546
16,936,763	MASTR Resecuritization Trust, Series 2008-1-A1	6.00	% (a)(b)(d)	09/27/2037	15,180,429
9,441,420	MASTR Resecuritization Trust, Series 2008-4-A1	6.00	% (a)(b)	06/27/2036	8,687,278
2,089,140	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	2,199,237
712,795	MASTR Seasoned Securitization Trust, Series 2005-2-2A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	0.49%		10/25/2032	665,281
24,442,429	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2A (1 Month LIBOR USD + 0.11%, 0.11% Floor)	0.20%		04/25/2037	12,545,262

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,614,097	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2B (1 Month LIBOR USD + 0.21%, 0.21% Floor)	0.30%		04/25/2037	2,403,457
6,320,681	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.41%		04/25/2037	3,341,332
14,676,110	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A4 (1 Month LIBOR USD + 0.32%, 0.32% Floor, 7.00% Cap)	0.41%		03/25/2037	4,071,919
14,676,110	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A5 (-1 x 1 Month LIBOR USD + 6.68%, 6.68% Cap)	6.59	% (f)(i)	03/25/2037	4,171,184
32,190,631	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR5-1A1	2.22	% (b)	10/25/2047	13,749,082
856,096	Merrill Lynch Mortgage Investors Trust, Series 2006-3-1A	2.20	% (b)	10/25/2036	864,520
1,013,623	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	724,412
27,498,026	Merrill Lynch Mortgage Investors Trust, Series 2006-FM1-A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.39%		04/25/2037	20,601,205
8,210,772	Merrill Lynch Mortgage Investors Trust, Series 2006-HE4-A2B (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.29%		07/25/2037	2,638,890
97,559,009	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.34%		02/25/2037	62,968,214
3,247,508	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A3 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.28%		04/25/2047	1,863,663
1,817,645	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A4 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	0.36%		04/25/2047	1,050,418
65,871,471	Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.34%		03/25/2037	58,995,320
43,669,063	MFA LLC, Series 2021-NPL1-A1	2.36	% (a)(c)	03/25/2060	43,718,339
13,090,463	Morgan Stanley Capital Trust, Series 2006-NC2-M1 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.63%		02/25/2036	13,317,878
29,236,322	Morgan Stanley Home Equity Loan Trust, Series 2007-1-A4 (1 Month LIBOR USD + 0.22%, 0.22% Floor)	0.31%		12/25/2036	18,062,594
5,717,681	Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2-AFPT (1 Month LIBOR USD + 0.07%, 0.07% Floor)	0.16%		11/25/2036	2,614,693
782,663	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	0.79%		12/25/2035	576,171
1,960,933	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	1,684,733
2,749,621	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.39	% (b)	12/25/2035	2,747,099
4,944,912	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.73	% (h)	08/25/2036	1,495,228
7,377,620	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	4,813,220
7,425,017	Morgan Stanley Mortgage Loan Trust, Series 2006-16AX-2A2 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.26%		11/25/2036	3,006,334
5,714,328	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	5.65	% (h)	10/25/2046	2,458,217
1,927,257	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	5.58	% (h)	10/25/2046	733,748
2,494,056	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	2,453,860
17,962,606	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.10	% (b)	06/25/2036	14,621,362
1,937,229	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	1,484,632
1,961,110	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	1,502,932
3,024,859	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	2,341,755
5,715,712	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	2.35	% (b)	10/25/2037	4,522,210
3,177,795	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	5.92	% (h)	09/25/2046	1,204,609
2,166,823	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.08	% (h)	09/25/2046	965,475
523,361	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	5.62	% (h)	01/25/2047	518,965

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,990,773	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	5.86	% (h)	01/25/2047	3,263,585
3,504,037	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	5.96	% (h)	01/25/2047	1,908,593
5,872,301	Morgan Stanley Re-Remic Trust, Series 2010-R5-4B	1.20	% (a)(h)	06/26/2036	5,431,847
9,614,090	Morgan Stanley Re-Remic Trust, Series 2010-R5-5B	0.95	% (a)(h)	01/26/2037	8,867,238
12,542,257	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00	% (a)(b)	11/26/2036	12,505,139
1,438,210	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94	% (a)(b)	02/26/2037	1,487,901
9,638,745	Morgan Stanley Re-Remic Trust, Series 2012-R4-1B	0.24	% (a)(e)	08/26/2036	8,886,880
8,971,469	Morgan Stanley Re-Remic Trust, Series 2013-R2-1B	2.70	% (a)(b)	10/26/2036	8,099,482
5,010,925	Morgan Stanley Resecuritization Trust, Series 2014-R7-B1	3.73	% (a)(b)	01/26/2051	5,169,479
36,024,811	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	% (a)(b)	10/25/2060	36,506,211
11,016,132	New Century Alternative Mortgage Loan Trust, Series 2006-ALT1-AF3	6.17	% (b)	07/25/2036	4,225,622
13,511,608	New Century Alternative Mortgage Loan Trust, Series 2006-ALT2-AF5	5.02	% (h)	10/25/2036	4,778,826
12,500,000	New Century Home Equity Loan Trust, Series 2006-1-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor, 12.50% Cap)	0.37%		05/25/2036	10,675,067
26,333,376	New Residential Mortgage Loan Trust, Series 2018-FNT1-A	3.61	% (a)	05/25/2023	26,414,440
10,177,222	New Residential Mortgage Loan Trust, Series 2018-FNT2-A	3.79	% (a)	07/25/2054	10,181,641
62,504,400	New Residential Mortgage Loan Trust, Series 2020-RPL1-M1	3.25	% (a)(b)	11/25/2059	66,193,428
16,345,550	New Residential Mortgage Loan Trust, Series 2020-RPL1-M2	3.50	% (a)(b)	11/25/2059	17,395,791
351,412	New York Mortgage Trust, Series 2005-2-A (1 Month LIBOR USD + 0.66%, 0.66% Floor, 10.50% Cap)	0.42%		08/25/2035	344,839
91,011,132	New York Mortgage Trust, Series 2020-SP1-A1	3.96	% (a)	06/25/2025	91,464,367
72,993	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	5.36	% (h)	02/25/2035	74,337
13,991,913	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16	% (b)	05/25/2036	4,543,051
2,843,407	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41	% (b)	05/25/2036	924,192
15,697,869	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (b)	01/25/2036	6,799,436
2,653,270	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65	% (b)	01/25/2036	1,148,950
1,304,009	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76	% (b)	06/25/2036	528,342
16,124,288	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80	% (h)	10/25/2036	6,045,134
2,811,692	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06	% (h)	02/25/2037	1,121,684
14,014,120	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	5.99	% (h)	02/25/2037	5,591,477
5,714,650	Nomura Resecuritization Trust, Series 2014-2R-4A9	4.34	% (a)(h)	07/26/2036	5,575,975
8,774,589	NovaStar Mortgage Funding Trust Series, Series 2006-3-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.41%		10/25/2036	6,809,909
17,140,453	NRPL Trust, Series 2018-2A-A1	4.25	% (a)(c)	07/25/2067	17,204,349
92,038,062	NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1-A	3.84	% (a)	12/25/2025	93,040,412
692,331	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.98% Floor)	1.07%		11/25/2034	686,155
6,944,672	Option One Mortgage Loan Trust, Series 2007-1-2A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.23%		01/25/2037	4,855,911
71,784,571	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.28%		07/25/2037	66,782,579
90,910,271	OSAT Trust, Series 2020-RPL1-A1	3.07	% (a)(c)	12/26/2059	91,693,063
4,309,078	PHH Alternative Mortgage Trust, Series 2007-1-1A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 10.10% Cap)	0.25%		02/25/2037	3,438,440
10,291,206	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	10,105,538
4,802,044	PHH Alternative Mortgage Trust, Series 2007-2-2A2	6.00%		05/25/2037	4,715,377

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
341,304	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	342,184
69,721,792	PMT Credit Risk Transfer Trust 2019-2R, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.85	% (a)	05/27/2023	69,115,540
6,546,222	PMT Credit Risk Transfer Trust, Series 2019-1R-A (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.10	% (a)	03/27/2024	6,541,239
21,492,535	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	2.80	% (a)	10/27/2022	21,580,874
62,005,003	PMT Credit Risk Transfer Trust, Series 2020-1R-A (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.45	% (a)	02/27/2023	62,134,122
133,073,021	PMT Credit Risk Transfer Trust, Series 2021-1R-A (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.01	% (a)	02/27/2024	134,425,069
67,663,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.09	% (a)	03/25/2026	68,035,769
162,187,290	PR Mortgage Loan Trust, Series 2014-1-APT	5.90	% (a)(b)	10/25/2049	162,500,944
76,199,999	Pretium Mortgage Credit Partners LLC, Series 2020-NPL3-A1	3.10	% (a)(c)	06/27/2060	77,019,347
90,229,568	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (a)(c)	09/27/2060	90,299,857
7,120,658	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50	% (a)	05/25/2035	6,544,928
3,663,344	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00	% (a)	05/25/2035	3,327,333
29,000,000	Progress Residential Trust, Series 2021-SFR2-E1	2.55	% (a)	04/19/2038	29,328,129
20,000,000	Progress Residential Trust, Series 2021-SFR2-E2	2.65	% (a)	04/19/2038	20,138,320
62,271,000	Progress Residential Trust, Series 2021-SFR2-F	3.40	% (a)	04/19/2038	62,199,793
91,387,866	PRPM LLC, Series 2019-GS1-A1	3.50	% (a)(b)	10/25/2024	91,965,264
91,078,757	PRPM LLC, Series 2020-1A-A1	2.98	% (a)(c)	02/25/2025	91,575,929
23,590,690	PRPM LLC, Series 2020-2-A1	3.67	% (a)(c)	08/25/2025	23,774,032
135,960,532	PRPM LLC, Series 2020-3-A1	2.86	% (a)(c)	09/25/2025	136,818,402
81,685,177	PRPM LLC, Series 2020-5-A1	3.10	% (a)(c)	11/25/2025	82,300,332
130,900,804	PRPM LLC, Series 2021-2-A1	2.12	% (a)(b)	03/25/2026	131,264,577
7,100,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(b)	03/25/2026	7,103,328
27,435,315	RALI Trust, Series 2007-QA5-1A1	5.20	% (b)	09/25/2037	23,943,090
13,868,436	RALI Trust, Series 2007-QH7-2A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.39%		08/25/2037	13,155,402
32,545,365	RALI Trust, Series 2007-QS10-A1	6.50%		09/25/2037	31,826,663
17,096,944	RAMP Series Trust, Series 2006-RS3-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 14.00% Cap)	0.69%		05/25/2036	16,426,687
4,313,264	RAMP Series Trust, Series 2006-RS6-A4 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.63%		11/25/2036	4,090,886
16,883,613	RBSGC Structured Trust, Series 2008-B-A1	6.00	% (a)	06/25/2037	16,922,763
20,283,976	RBSSP Resecuritization Trust , Series 2009-12-20A2	2.66	% (a)(b)	12/25/2035	18,987,023
4,194,634	RBSSP Resecuritization Trust, Series 2009-12-17A2	2.49	% (a)(b)	10/25/2035	4,193,108
3,595,391	RBSSP Resecuritization Trust, Series 2010-4-7A2	6.00	% (a)	07/26/2037	2,561,410
70,210,896	Redwood Funding Trust, Series 2019-1-PT	4.21	% (a)(c)	09/27/2024	71,031,381
3,303,375	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75	% (h)	05/25/2036	2,258,340
2,112,527	Renaissance Home Equity Loan Trust, Series 2006-2-AF5	6.25	% (h)	08/25/2036	1,276,983
6,931,186	Renaissance Home Equity Loan Trust, Series 2006-3-AF3	5.59	% (h)	11/25/2036	3,656,109
18,423,144	Renaissance Home Equity Loan Trust, Series 2006-3-AF4	5.81	% (h)	11/25/2036	10,096,612
10,340,045	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47	% (h)	01/25/2037	5,171,859
20,361,654	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69	% (h)	01/25/2037	10,580,174
8,192,822	Renaissance Home Equity Loan Trust, Series 2007-1-AF1	5.74	% (h)	04/25/2037	3,491,737

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,779,950	Renaissance Home Equity Loan Trust, Series 2007-1-AF1Z	5.35	% (h)	04/25/2037	2,310,583
3,486,895	Renaissance Home Equity Loan Trust, Series 2007-1-AF2	5.51	% (h)	04/25/2037	1,425,322
5,072,268	Renaissance Home Equity Loan Trust, Series 2007-1-AF3	5.61	% (h)	04/25/2037	2,111,745
8,232,817	Renaissance Home Equity Loan Trust, Series 2007-1-AF5	5.91	% (h)	04/25/2037	3,613,474
17,696,892	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68	% (h)	06/25/2037	6,835,694
9,571,061	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20	% (h)	06/25/2037	4,088,302
19,406,221	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	3.71	% (b)	10/25/2035	16,075,392
10,171,264	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	3.98	% (b)	12/25/2035	9,498,785
8,197,028	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	3.34	% (b)	03/25/2035	4,130,263
291,032	Residential Accredit Loans, Inc., Series 2005-QS12-A11 (-11 x 1 Month LIBOR USD + 51.15%, 51.15% Cap)	50.14	% (i)	08/25/2035	624,102
1,033,745	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	999,471
2,193,408	Residential Accredit Loans, Inc., Series 2005-QS13-2A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.75% Cap)	0.79%		09/25/2035	1,871,195
8,992,972	Residential Accredit Loans, Inc., Series 2005-QS13-2A2 (-1 x 1 Month LIBOR USD + 5.05%, 5.05% Cap)	4.96	% (f)(i)	09/25/2035	1,147,902
5,643,624	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	3,144,700
1,633,912	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	1,626,695
2,109,089	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	2,079,638
2,080,511	Residential Accredit Loans, Inc., Series 2005-QS16-A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	0.79%		11/25/2035	1,731,221
2,080,152	Residential Accredit Loans, Inc., Series 2005-QS16-A2 (-1 x 1 Month LIBOR USD + 4.80%, 4.80% Cap)	4.71	% (f)(i)	11/25/2035	256,840
1,148,125	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	1,159,833
795,591	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	803,704
3,327,507	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	3,361,441
2,365,087	Residential Accredit Loans, Inc., Series 2005-QS17-A2 (1 Month LIBOR USD + 0.85%, 0.85% Floor, 6.00% Cap)	0.94%		12/25/2035	1,952,066
2,365,087	Residential Accredit Loans, Inc., Series 2005-QS17-A4 (-1 x 1 Month LIBOR USD + 5.15%, 5.15% Cap)	5.06	% (f)(i)	12/25/2035	317,286
1,903,023	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	1,922,429
878,627	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	859,864
911,672	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	896,560
5,969,645	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	5,852,800
1,423,635	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	978,514
2,505,857	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	2,439,310
3,795,745	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	3,696,299
1,756,059	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	1,749,096
739,117	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	708,619
2,628,182	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	2,520,420
767,196	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	735,539
829,046	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	794,837
328,069	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	314,532
1,467,754	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	1,433,840
8,154,204	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	7,965,797
880,972	Residential Accredit Loans, Inc., Series 2006-QS1-A6 (-8 x 1 Month LIBOR USD + 42.86%, 42.86% Cap)	42.15	% (i)	01/25/2036	1,711,290
6,188,999	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	6,125,892

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,383,239	Residential Accredit Loans, Inc., Series 2006-QS4-A8 (-8 x 1 Month LIBOR USD + 5143.00%, 1.10% Floor, 8.00% Cap)	8.00	% (i)	04/25/2036	1,322,066
3,751,711	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	3,589,272
11,181,511	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	10,697,382
1,749,728	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	1,679,705
2,538,475	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	2,436,886
4,908,593	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	4,813,708
8,512,217	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.46	% (f)(i)	08/25/2036	1,234,589
3,234,133	Residential Accredit Loans, Inc., Series 2006-QS9-1A6 (-1 x 1 Month LIBOR USD + 5.30%, 5.30% Cap)	5.21	% (f)(i)	07/25/2036	513,915
26,953,097	Residential Accredit Loans, Inc., Series 2007-QH5-AII (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.32%		06/25/2037	12,973,194
3,082,112	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	3,012,336
10,869,047	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.36	% (f)(i)	01/25/2037	1,849,719
1,094,085	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	1,068,452
2,599,489	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	2,494,180
3,865,584	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	3,709,510
18,093,042	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	18,095,224
2,885,048	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	2,826,226
4,878,643	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	4,693,807
1,998,009	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	1,939,317
824,260	Residential Accredit Loans, Inc., Series 2007-QS5-A5 (1 Month LIBOR USD + 0.30%, 0.30% Floor, 7.00% Cap)	0.39%		03/25/2037	632,126
2,737,556	Residential Accredit Loans, Inc., Series 2007-QS5-A8 (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.61	% (f)(i)	03/25/2037	513,972
2,104,437	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	2,027,554
676,638	Residential Accredit Loans, Inc., Series 2007-QS6-A13 (-8 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	54.24	% (i)	04/25/2037	1,201,182
3,013,389	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	2,903,296
4,802,411	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	4,725,895
331,687	Residential Accredit Loans, Inc., Series 2007-QS6-A77 (-8 x 1 Month LIBOR USD + 55.83%, 55.83% Cap)	55.07	% (i)	04/25/2037	597,214
5,989,189	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	3,600,329
18,201,841	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	17,907,819
2,063,571	Residential Asset Mortgage Products, Inc., Series 2004-RS7-A3	2.94	% (b)	07/25/2034	2,028,412
1,120,096	Residential Asset Mortgage Products, Inc., Series 2005-RS1-AI5	5.41	% (h)	01/25/2035	1,140,850
15,382,846	Residential Asset Mortgage Products, Inc., Series 2006-RS2-A3A (1 Month LIBOR USD + 0.30%, 0.60% Floor, 14.00% Cap)	0.69%		03/25/2036	15,198,303
18,359,926	Residential Asset Securities Corporation, Series 2007-EMX1-A13 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 14.00% Cap)	0.29%		01/25/2037	17,318,497
5,085,227	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	3,719,143
1,674,855	Residential Asset Securitization Trust, Series 2005-A12-A7 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.91	% (f)(i)	11/25/2035	346,767
1,813,008	Residential Asset Securitization Trust, Series 2005-A12-A8 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	0.64%		11/25/2035	978,854
15,698,760	Residential Asset Securitization Trust, Series 2005-A13-2A1	5.50%		10/25/2035	8,788,508
2,416,530	Residential Asset Securitization Trust, Series 2005-A15-1A7	6.00%		02/25/2036	2,493,683

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,688,790	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	4,824,501
8,311,929	Residential Asset Securitization Trust, Series 2005-A16-A1	5.00%		02/25/2036	4,782,209
1,475,604	Residential Asset Securitization Trust, Series 2005-A7-A3	5.50%		06/25/2035	1,154,625
3,570,199	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	3,219,347
3,597,422	Residential Asset Securitization Trust, Series 2005-A8CB-A2 (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.91	% (f)(i)	07/25/2035	536,945
4,681,394	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	2,604,135
695,505	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	478,038
7,309,088	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	4,182,215
7,460,746	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	4,184,184
11,697,163	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	8,144,267
14,320,982	Residential Asset Securitization Trust, Series 2006-A14C-2A6 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.54%		12/25/2036	1,428,330
31,604,258	Residential Asset Securitization Trust, Series 2006-A14C-2A7 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.46	% (f)(i)	12/25/2036	10,478,360
5,785,166	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	3,666,967
4,005,784	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	2,538,800
360,932	Residential Asset Securitization Trust, Series 2006-A4-2A5	6.00%		05/25/2036	353,683
2,748,617	Residential Asset Securitization Trust, Series 2006-A4-2A9	6.00%		05/25/2036	2,693,413
2,507,201	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	2,057,964
4,997,013	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 28.40% Cap)	28.03	% (d)(i)	01/25/2046	6,503,582
22,327,774	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	18,099,099
830,931	Residential Asset Securitization Trust, Series 2007-A3-1A2 (-8 x 1 Month LIBOR USD + 46.38%, 46.38% Cap)	45.68	% (i)	04/25/2037	1,896,582
22,841,994	Residential Asset Securitization Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.01	% (f)(i)	05/25/2037	3,604,103
5,879,328	Residential Asset Securitization Trust, Series 2007-A5-1A6 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 6.50% Cap)	0.49%		05/25/2037	499,916
4,711,080	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	3,886,655
2,064,626	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	1,703,293
8,976,761	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	7,469,759
7,991,936	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	4,603,405
35,153,667	Residential Asset Securitization Trust, Series 2007-A7-A2	6.00%		07/25/2037	20,248,730
15,575,848	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	8,971,785
5,426,316	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	5,185,325
1,817,150	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	1,812,531
124,410	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	124,093
3,202,654	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	3,143,000
3,534,282	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	3,495,436
2,008,785	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	1,903,279
2,263,118	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	2,144,254
4,224,982	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	4,003,077
660,224	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	625,547
1,990,245	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	1,788,087
2,101,521	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	2,016,760
1,176,914	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	1,133,591

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
14,147,820	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	14,117,235
4,100,094	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	4,107,946
1,912,531	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	1,940,391
10,799,269	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	10,441,984
5,853,280	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	5,284,623
332,913	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	5.31	% (b)	02/25/2037	267,581
4,215,706	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	3.37	% (b)	04/25/2037	3,880,413
6,339,830	RMAT LLC, Series 2015-PR2-A1	9.85	% (a)(c)	11/25/2035	6,349,358
38,385,154	RSFR, Series 2020-1-PT	4.21	% (a)(c)	02/17/2025	37,719,440
237,565,139	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	4.14	% (a)(b)	02/25/2054	204,400,595
42,655,973	Securitized Mortgage Asset Loan Trust, Series 2015-2-PC	2.36	% (a)(b)	12/26/2059	39,274,826
45,048,834	Securitized Mortgage Asset Loan Trust, Series 2015-3-PC	2.72	% (a)(b)	10/25/2044	42,731,621
114,776	Sequoia Mortgage Trust, Series 2003-4-2A1 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 11.50% Cap)	0.79%		07/20/2033	114,811
8,429,517	SG Mortgage Securities Trust, Series 2006-FRE1-A1A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.43%		02/25/2036	8,255,500
2,732,646	SG Mortgage Securities Trust, Series 2006-FRE1-A2C (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.63%		02/25/2036	1,779,351
4,197,974	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.24%		06/25/2037	3,419,100
7,604,699	Soundview Home Loan Trust, Series 2007-OPT3-1A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.26%		08/25/2037	7,064,314
23,487,201	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.09%		09/25/2037	18,957,093
45,213,907	Soundview Home Loan Trust, Series 2007-WM1W-2A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.30%		02/25/2037	40,810,005
4,476,692	Specialty Underwriting & Residential Finance Trust, Series 2006-BC2-A2B	3.64	% (h)	02/25/2037	2,384,431
6,000,000	Spruce Hill Mortgage Loan Trust, Series 2019-SH1-B2	6.18	% (a)(b)	04/29/2049	6,008,537
9,826,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1-M1	3.22	% (a)(b)	01/28/2050	9,865,475
82,330,933	Stanwich Mortgage Loan Company, Series 2019-NPB1-A1	3.38	% (a)(c)	08/15/2024	82,922,168
50,478,049	Stanwich Mortgage Loan Company, Series 2019-RPL1-A	3.72	% (a)(c)	02/15/2049	51,024,121
4,725,759	STARM Mortgage Loan Trust, Series 2007-2-1A1	2.55	% (b)	04/25/2037	2,797,497
1,816,694	STARM Mortgage Loan Trust, Series 2007-3-1A1	2.70	% (b)	06/25/2037	1,484,828
805,463	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-8A	3.02	% (b)	09/25/2034	820,193
2,141,730	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.14	% (b)	12/25/2035	2,063,807
2,918,220	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12-2A1	3.59	% (b)	01/25/2037	2,664,767
1,668,222	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	2.90	% (b)	02/25/2036	1,223,855
4,585,440	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8-4A4	3.53	% (b)	09/25/2036	4,313,374
9,752,576	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.39%		08/25/2037	9,766,658
89,236,403	Structured Asset Investment Loan Trust, Series 2006-3-A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor)	0.25%		06/25/2036	68,380,241

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,191,757	Structured Asset Investment Loan Trust, Series 2006-4-A1 (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.26%		07/25/2036	7,450,371
10,963,312	Structured Asset Mortgage Investments Trust, Series 2006-AR3-12A2 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 10.50% Cap)	0.49%		05/25/2036	10,708,512
85,287,365	Structured Asset Securities Corporation Mortgage Loan Trust, Series 2006-BC4-A1 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.41%		12/25/2036	63,010,535
1,117,509	Structured Asset Securities Corporation, Series 2003-24A-1A3	2.47	% (b)	07/25/2033	1,169,557
10,317,435	Structured Asset Securities Corporation, Series 2005-5-3A1	6.00%		04/25/2035	8,108,776
23,765,212	Structured Asset Securities Corporation, Series 2006-BC4-A4 (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.43%		12/25/2036	23,416,108
67,334,167	Structured Asset Securities Corporation, Series 2007-4-1A3 (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.16	% (a)(d)(f)(i)	03/28/2045	9,460,727
18,929,601	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.28	% (a)	03/25/2037	15,505,535
357,471	Suntrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	354,252
616,357	Suntrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	482,026
12,494,575	Terwin Mortgage Trust, Series 2006-7-2A3 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	0.36	% (a)	08/25/2037	7,348,936
199,830	Thornburg Mortgage Securities Trust, Series 2003-6-A2 (1 Month LIBOR USD + 1.00%, 1.00% Floor, 11.50% Cap)	1.09%		12/25/2033	202,431
3,474,785	Thornburg Mortgage Securities Trust, Series 2004-4-5A	2.05	% (b)	12/25/2044	3,366,569
6,306,354	Thornburg Mortgage Securities Trust, Series 2007-1-A1 (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	1.54%		03/25/2037	6,277,776
2,057,076	Thornburg Mortgage Securities Trust, Series 2007-1-A2A (12 Month LIBOR USD + 1.30%, 0.11% Floor, 10.75% Cap)	1.54%		03/25/2037	1,954,840
40,248,582	Toorak Mortgage Corporation Ltd., Series 2019-1-A1	4.54	% (a)(c)	03/25/2022	40,468,311
70,000,000	Toorak Mortgage Corporation Ltd., Series 2019-2-A1	3.72	% (c)	09/25/2022	70,940,422
4,100,000	Toorak Mortgage Corporation Ltd., Series 2020-1-A2	3.23	% (a)(c)	03/25/2023	4,077,190
30,000,000	Toorak Mortgage Corporation Ltd., Series 2021-1-A1	2.24	% (a)(c)	06/25/2024	30,045,762
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-E	3.40	% (a)	03/17/2038	5,118,720
8,900,000	Tricon American Homes Trust, Series 2020-SFR1-D	2.55	% (a)	07/17/2038	9,030,971
1,600,000	Tricon American Homes Trust, Series 2020-SFR1-E	3.54	% (a)	07/17/2038	1,674,439
20,800,000	TVC Mortgage Trust, Series 2020-RTL1-A1	3.47	% (a)	09/25/2024	20,979,456
6,202,899	VCAT LLC, Series 2020-NPL1-A1	3.67	% (a)(c)	08/25/2050	6,239,129
8,000,000	VCAT LLC, Series 2021-NPL3-A1	1.74	% (a)(c)	05/25/2051	8,021,824
16,174,521	Velocity Commercial Capital Loan Trust, Series 2017-2-AFX	3.07	% (a)(b)	11/25/2047	16,633,231
20,658,198	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (a)(b)	10/26/2048	21,470,528
52,407,610	Velocity Commercial Capital Loan Trust, Series 2019-1-A	3.76	% (a)(b)	03/25/2049	54,341,058
4,669,523	Velocity Commercial Capital Loan Trust, Series 2019-1-M4	4.61	% (a)(b)	03/25/2049	4,761,628
18,030,093	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13	% (a)(b)	07/25/2049	18,377,450
6,684,510	Velocity Commercial Capital Loan Trust, Series 2019-2-M1	3.26	% (a)(b)	07/25/2049	6,807,581
3,231,611	Velocity Commercial Capital Loan Trust, Series 2020-1-M4	3.54	% (a)(b)	02/25/2050	3,203,750
6,100,000	Verus Securitization Trust, Series 2021-3-M1	2.40	% (a)(b)	06/25/2066	6,144,042
29,060,134	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(c)	02/27/2051	29,090,918
82,270,179	VOLT LLC, Series 2021-NPL3-A1	2.24	% (a)(c)	02/27/2051	82,433,271
12,024,305	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(c)	03/27/2051	12,042,705
36,161,463	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(c)	04/25/2051	36,204,495
7,721,450	Voyager Trust, Series 2009-1-SAC3	9.41	% (a)(b)	02/25/2038	5,925,678

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,137,206	WaMu Asset-Backed Certificates Trust, Series 2007-HE1-2A2 (1 Month LIBOR USD + 0.11%, 0.11% Floor)	0.20%		01/25/2037	5,703,425
14,310,011	WaMu Asset-Backed Certificates Trust, Series 2007-HE4-1A (1 Month LIBOR USD + 0.17%, 0.17% Floor)	0.26%		07/25/2047	12,102,271
5,074,062	WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR5-A12B (12 Month US Treasury Average + 0.98%, 0.98% Floor)	1.10%		06/25/2046	4,943,533
5,049,681	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1-2A	6.00%		03/25/2035	5,051,772
1,444,254	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-4-5A1	5.50%		06/25/2035	1,441,769
559,232	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB12 (-11 x 1 Month LIBOR USD + 50.60%, 50.60% Cap)	49.59	% (i)	07/25/2035	1,162,413
1,810,932	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5-CB6 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 7.50% Cap)	0.69%		07/25/2035	1,604,730
457,900	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6-2A7	5.50%		08/25/2035	453,850
6,254,572	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB6 (1 Month LIBOR USD + 1.45%, 1.45% Floor, 6.00% Cap)	1.54%		08/25/2035	5,804,556
568,598	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-2CB7 (-11 x 1 Month LIBOR USD + 50.05%, 50.05% Cap)	49.04	% (i)	08/25/2035	1,088,173
2,620,253	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-7-3CB	6.50%		08/25/2035	2,514,894
6,904,881	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8-1A2	5.50%		10/25/2035	6,921,377
5,575,177	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-2A2	5.50%		11/25/2035	5,641,637
1,511,357	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-9-CX	5.50	% (f)	11/25/2035	279,429
2,265,287	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A1	5.75%		02/25/2036	2,187,347
1,146,815	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A2	5.75%		02/25/2036	1,105,699
974,135	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-1-3A7	5.75%		02/25/2036	940,328
2,726,057	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-3-3CB4	6.00%		04/25/2036	2,714,592
1,585,509	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-1A8	5.75%		07/25/2036	1,464,490
3,113,745	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB1	6.00%		07/25/2036	2,722,605
5,655,871	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	4,945,397
14,280,052	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A3	6.22	% (h)	07/25/2036	5,096,168
5,950,845	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-3A5	6.45	% (h)	07/25/2036	2,122,601
8,833,343	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-8-A4	4.22	% (h)	10/25/2036	4,535,953
3,134,798	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-9-A7	4.48	% (h)	10/25/2036	1,411,244

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,288,686	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-1A1	3.03	% (b)	09/25/2036	5,228,591
4,860,782	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10-A1 (1 Month LIBOR USD + 0.10%, 0.10% Floor)	0.19%		12/25/2036	3,220,005
8,501,808	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	0.96%		11/25/2046	7,988,954
6,876,460	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	1.07%		06/25/2046	5,709,894
5,926,436	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	1.11%		06/25/2046	5,205,949
667,607	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6-2A3	3.03	% (b)	08/25/2036	642,301
1,569,214	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-HE2-A4 (1 Month LIBOR USD + 0.48%, 0.48% Floor)	0.57%		05/25/2036	1,392,236
9,163,754	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	9,111,705
3,411,432	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A2	6.00%		04/25/2037	3,409,665
4,689,533	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-3-A3	6.00%		04/25/2037	4,686,869
3,537,186	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	3,585,804
228,196	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 39.48% Cap)	38.93	% (i)	06/25/2037	442,501
5,704,892	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	5,851,012
7,409,185	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3-4A1	2.83	% (b)	03/25/2037	7,272,959
9,966,702	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5-1A1	2.65	% (b)	05/25/2037	9,775,124
7,345,269	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OC1-A2 (1 Month LIBOR USD + 0.12%, 0.12% Floor)	0.21%		01/25/2047	7,374,624
813,335	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	816,280
3,571,175	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	3,584,104
3,079,134	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	3,090,281
5,046,547	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	5,064,816
20,887,237	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	20,665,766
3,202,759	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1 (1 Month LIBOR USD + 0.35%, 0.35% Floor, 7.00% Cap)	0.44%		06/25/2037	2,767,968
4,718,161	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2 (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.56	% (f)(i)	06/25/2037	653,854
335,606	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	335,413
6,242,969	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	6,253,315
2,480,372	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	2,484,482
5,569,324	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	5,579,640
36,182,829	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	35,942,166
6,752,527	Wells Fargo Alternative Loan Trust, Series 2007-PA6-A1	3.02	% (b)	12/28/2037	6,669,619
2,674,154	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	2.78	% (b)	09/25/2036	2,591,190

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,262,805	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	2.87	% (b)	09/25/2036	1,251,076
1,377,377	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	2.83	% (b)	04/25/2036	1,351,766
2,025,619	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	2,056,997
140,878	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	141,839
4,561,544	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	4,632,205
1,235,488	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	1,252,493
420,170	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.59%		06/25/2037	361,903
1,147,896	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	1,165,677
485,958	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.59%		06/25/2037	418,568
219,224	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	38.45	% (i)	06/25/2037	339,159
21,220,385	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	2.89	% (b)	12/28/2037	20,712,842

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $13,076,093,698)					12,726,353,034

US Government and Agency Mortgage Backed Obligations - 38.6%
3,212,959	Federal Home Loan Mortgage Corporation, Pool C03490	4.50%		08/01/2040	3,554,495
23,764,854	Federal Home Loan Mortgage Corporation, Pool C91388	3.50%		02/01/2032	25,355,886
12,470,777	Federal Home Loan Mortgage Corporation, Pool C91403	3.50%		03/01/2032	13,305,743
12,587,439	Federal Home Loan Mortgage Corporation, Pool C91413	3.50%		12/01/2031	13,430,061
6,355,860	Federal Home Loan Mortgage Corporation, Pool C91417	3.50%		01/01/2032	6,781,382
26,115,173	Federal Home Loan Mortgage Corporation, Pool C91447	3.50%		05/01/2032	27,864,042
31,096,239	Federal Home Loan Mortgage Corporation, Pool C91594	3.00%		01/01/2033	33,017,759
9,101,846	Federal Home Loan Mortgage Corporation, Pool C91596	3.00%		02/01/2033	9,664,398
4,590,562	Federal Home Loan Mortgage Corporation, Pool D98901	3.50%		01/01/2032	4,897,860
11,609,837	Federal Home Loan Mortgage Corporation, Pool D98923	3.50%		01/01/2032	12,352,885
12,520,634	Federal Home Loan Mortgage Corporation, Pool D99724	3.00%		11/01/2032	13,294,279
10,551,377	Federal Home Loan Mortgage Corporation, Pool G01840	5.00%		07/01/2035	12,099,579
2,100,625	Federal Home Loan Mortgage Corporation, Pool G04817	5.00%		09/01/2038	2,407,271
8,566,362	Federal Home Loan Mortgage Corporation, Pool G07801	4.00%		10/01/2044	9,367,162
18,695,730	Federal Home Loan Mortgage Corporation, Pool G07862	4.00%		01/01/2044	20,479,436
20,353,309	Federal Home Loan Mortgage Corporation, Pool G07905	4.00%		01/01/2042	22,393,538
37,203,651	Federal Home Loan Mortgage Corporation, Pool G08534	3.00%		06/01/2043	39,586,376
12,048,278	Federal Home Loan Mortgage Corporation, Pool G08537	3.00%		07/01/2043	12,819,302
22,861,617	Federal Home Loan Mortgage Corporation, Pool G08614	3.00%		11/01/2044	24,096,407
26,393,062	Federal Home Loan Mortgage Corporation, Pool G08619	3.00%		12/01/2044	27,818,096
35,475,584	Federal Home Loan Mortgage Corporation, Pool G08622	3.00%		01/01/2045	37,390,158
65,707,144	Federal Home Loan Mortgage Corporation, Pool G08626	3.00%		02/01/2045	69,255,056
33,655,104	Federal Home Loan Mortgage Corporation, Pool G08631	3.00%		03/01/2045	35,474,600
94,528,257	Federal Home Loan Mortgage Corporation, Pool G08635	3.00%		04/01/2045	99,641,302
28,170,635	Federal Home Loan Mortgage Corporation, Pool G08640	3.00%		05/01/2045	29,695,029
152,615,682	Federal Home Loan Mortgage Corporation, Pool G08648	3.00%		06/01/2045	160,869,976
29,217,811	Federal Home Loan Mortgage Corporation, Pool G08653	3.00%		07/01/2045	30,825,046

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
16,831,181	Federal Home Loan Mortgage Corporation, Pool G08658	3.00%	08/01/2045	17,740,616
19,191,227	Federal Home Loan Mortgage Corporation, Pool G08670	3.00%	10/01/2045	20,226,249
225,739,988	Federal Home Loan Mortgage Corporation, Pool G08675	3.00%	11/01/2045	237,924,371
93,483,883	Federal Home Loan Mortgage Corporation, Pool G08680	3.00%	12/01/2045	98,528,753
40,107,588	Federal Home Loan Mortgage Corporation, Pool G08686	3.00%	01/01/2046	42,275,102
88,133,394	Federal Home Loan Mortgage Corporation, Pool G08692	3.00%	02/01/2046	92,888,890
28,131,808	Federal Home Loan Mortgage Corporation, Pool G08705	3.00%	05/01/2046	29,650,828
32,541,069	Federal Home Loan Mortgage Corporation, Pool G08715	3.00%	08/01/2046	34,282,790
1,980,815	Federal Home Loan Mortgage Corporation, Pool G08800	3.50%	02/01/2048	2,097,131
19,697,810	Federal Home Loan Mortgage Corporation, Pool G16072	3.00%	02/01/2032	20,981,940
36,123,870	Federal Home Loan Mortgage Corporation, Pool G60251	3.50%	10/01/2045	38,976,152
97,786,472	Federal Home Loan Mortgage Corporation, Pool G60393	3.50%	01/01/2046	105,555,371
17,038,118	Federal Home Loan Mortgage Corporation, Pool J22834	2.50%	03/01/2028	17,862,577
32,060,938	Federal Home Loan Mortgage Corporation, Pool Q13637	3.00%	11/01/2042	34,126,848
33,051,406	Federal Home Loan Mortgage Corporation, Pool Q13638	3.00%	11/01/2042	35,181,146
56,474,138	Federal Home Loan Mortgage Corporation, Pool Q16672	3.00%	03/01/2043	60,096,764
3,565,213	Federal Home Loan Mortgage Corporation, Pool Q23595	4.00%	12/01/2043	3,941,301
4,503,684	Federal Home Loan Mortgage Corporation, Pool Q24052	4.00%	01/01/2044	4,943,316
3,538,048	Federal Home Loan Mortgage Corporation, Pool Q24172	4.00%	01/01/2044	3,910,773
3,535,115	Federal Home Loan Mortgage Corporation, Pool Q24979	4.00%	02/01/2044	3,907,609
17,082,974	Federal Home Loan Mortgage Corporation, Pool Q31596	3.50%	02/01/2045	18,303,645
6,457,284	Federal Home Loan Mortgage Corporation, Pool Q32861	3.50%	04/01/2045	6,918,458
17,931,960	Federal Home Loan Mortgage Corporation, Pool Q32921	3.50%	04/01/2045	19,211,853
15,031,664	Federal Home Loan Mortgage Corporation, Pool Q39502	3.50%	03/01/2046	16,248,685
43,278,780	Federal Home Loan Mortgage Corporation, Pool Q44073	3.00%	09/01/2046	45,597,690
12,955,632	Federal Home Loan Mortgage Corporation, Pool RA2854	2.50%	06/01/2050	13,550,397
92,668,826	Federal Home Loan Mortgage Corporation, Pool RA3055	2.50%	07/01/2050	96,923,218
69,423,187	Federal Home Loan Mortgage Corporation, Pool RA3515	2.50%	09/01/2050	72,023,218
28,386,739	Federal Home Loan Mortgage Corporation, Pool RA4218	2.50%	12/01/2050	29,454,979
19,802,344	Federal Home Loan Mortgage Corporation, Pool RA4968	2.50%	04/01/2046	20,620,955
85,564,906	Federal Home Loan Mortgage Corporation, Pool RA5267	3.00%	05/01/2051	89,952,852
95,741,807	Federal Home Loan Mortgage Corporation, Pool RB5089	1.50%	12/01/2040	94,993,611
154,043,822	Federal Home Loan Mortgage Corporation, Pool RB5094	1.50%	01/01/2041	153,511,199
11,250,176	Federal Home Loan Mortgage Corporation, Pool RB5106	2.50%	03/01/2041	11,690,885
104,120,435	Federal Home Loan Mortgage Corporation, Pool RB5110	1.50%	05/01/2041	103,760,192
61,223,417	Federal Home Loan Mortgage Corporation, Pool RB5111	2.00%	05/01/2041	62,496,481
49,818,367	Federal Home Loan Mortgage Corporation, Pool RB5114	2.00%	06/01/2041	50,874,046
48,980,680	Federal Home Loan Mortgage Corporation, Pool RE6097	2.00%	05/01/2051	49,124,578
10,150,581	Federal Home Loan Mortgage Corporation, Pool SB0039	2.50%	04/01/2033	10,650,192
137,298,275	Federal Home Loan Mortgage Corporation, Pool SB8092	1.50%	03/01/2036	139,085,624
50,264,295	Federal Home Loan Mortgage Corporation, Pool SB8511	2.00%	05/01/2036	52,041,161
25,842,397	Federal Home Loan Mortgage Corporation, Pool SD0035	3.00%	04/01/2047	27,302,438
79,529,587	Federal Home Loan Mortgage Corporation, Pool SD8128	2.00%	02/01/2051	80,379,632
8,559,361	Federal Home Loan Mortgage Corporation, Pool SD8148	3.00%	05/01/2051	8,950,102
125,451,790	Federal Home Loan Mortgage Corporation, Pool SD8152	3.00%	06/01/2051	131,289,696
2,115,261	Federal Home Loan Mortgage Corporation, Pool T60392	4.00%	10/01/2041	2,248,145

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,693,159	Federal Home Loan Mortgage Corporation, Pool T60681	4.00%		05/01/2042	2,867,404
8,870,272	Federal Home Loan Mortgage Corporation, Pool T60782	3.50%		07/01/2042	9,239,091
11,570,857	Federal Home Loan Mortgage Corporation, Pool T60853	3.50%		09/01/2042	12,058,722
9,973,693	Federal Home Loan Mortgage Corporation, Pool T60854	3.50%		09/01/2042	10,387,609
1,351,706	Federal Home Loan Mortgage Corporation, Pool T65110	3.50%		10/01/2042	1,411,984
11,937,300	Federal Home Loan Mortgage Corporation, Pool T65492	3.00%		06/01/2048	12,266,619
1,191,583	Federal Home Loan Mortgage Corporation, Pool T69016	5.00%		06/01/2041	1,305,743
15,871,592	Federal Home Loan Mortgage Corporation, Pool T69050	3.50%		05/01/2046	16,845,994
313,931	Federal Home Loan Mortgage Corporation, Pool U60299	4.00%		11/01/2040	341,768
1,982,806	Federal Home Loan Mortgage Corporation, Pool U99125	3.00%		01/01/2043	2,107,003
36,297,561	Federal Home Loan Mortgage Corporation, Pool U99193	3.50%		03/01/2044	39,220,195
75,360,897	Federal Home Loan Mortgage Corporation, Pool V81821	3.00%		08/01/2045	80,145,662
22,087,019	Federal Home Loan Mortgage Corporation, Pool V82117	3.00%		12/01/2045	23,509,744
19,954,201	Federal Home Loan Mortgage Corporation, Pool V82209	3.50%		02/01/2046	21,426,309
9,293,119	Federal Home Loan Mortgage Corporation, Pool V82248	3.50%		03/01/2046	10,053,577
119,398,456	Federal Home Loan Mortgage Corporation, Pool Z40117	3.00%		04/01/2045	126,328,349
11,006,107	Federal Home Loan Mortgage Corporation, Pool ZS4750	3.00%		01/01/2048	11,498,058
23,101,104	Federal Home Loan Mortgage Corporation, Pool ZT1827	3.00%		07/01/2047	24,304,775
16,381,718	Federal Home Loan Mortgage Corporation, Series 2015-SC02-1A	3.00%		09/25/2045	16,459,491
9,503,721	Federal Home Loan Mortgage Corporation, Series 2016-SC01-1A	3.00%		07/25/2046	9,568,713
65,800,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA2-M2 (1 Month LIBOR USD + 1.85%, 1.85% Floor)	1.94	% (a)	02/25/2050	66,410,111
2,707,672	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%)	2.02	% (a)	01/25/2051	2,730,958
1,250,000	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M2 (Secured Overnight Financing Rate 30 Day Average + 3.75%)	3.77	% (a)	01/25/2051	1,328,245
671,517	Federal Home Loan Mortgage Corporation, Series 2519-ZD	5.50%		11/15/2032	762,868
373,491	Federal Home Loan Mortgage Corporation, Series 2596-ZL	5.00%		04/15/2033	423,927
20,005,529	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	20,695,913
238,279	Federal Home Loan Mortgage Corporation, Series 2684-ZN	4.00%		10/15/2033	261,887
40,804,240	Federal Home Loan Mortgage Corporation, Series 269-30	3.00%		08/15/2042	42,185,053
15,999,115	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	17,037,878
1,726,422	Federal Home Loan Mortgage Corporation, Series 2750-ZT	5.00%		02/15/2034	1,960,818
54,904,086	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	58,699,837
4,303,651	Federal Home Loan Mortgage Corporation, Series 2825-PZ	5.50%		07/15/2034	4,986,531
10,865,640	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	11,381,515
2,613,742	Federal Home Loan Mortgage Corporation, Series 2898-JZ	5.00%		12/15/2034	2,955,441
6,207,375	Federal Home Loan Mortgage Corporation, Series 2899-AZ	5.00%		12/15/2034	7,034,068
3,591,689	Federal Home Loan Mortgage Corporation, Series 2909-Z	5.00%		12/15/2034	4,074,468
6,874,245	Federal Home Loan Mortgage Corporation, Series 2932-Z	5.00%		02/15/2035	7,822,327
384,974	Federal Home Loan Mortgage Corporation, Series 2990-JL (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.58	% (f)(i)	03/15/2035	23,988
2,738,834	Federal Home Loan Mortgage Corporation, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.43	% (f)(i)	07/15/2035	497,178
1,995,407	Federal Home Loan Mortgage Corporation, Series 3030-SL (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.03	% (f)(i)	09/15/2035	268,660
605,663	Federal Home Loan Mortgage Corporation, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 6.73% Cap)	6.66	% (f)(i)	10/15/2035	94,392

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,311,828	Federal Home Loan Mortgage Corporation, Series 3116-Z	5.50%		02/15/2036	4,926,168
784,749	Federal Home Loan Mortgage Corporation, Series 3117-ZN	4.50%		02/15/2036	851,605
2,132,727	Federal Home Loan Mortgage Corporation, Series 3174-PZ	5.00%		01/15/2036	2,432,770
552,478	Federal Home Loan Mortgage Corporation, Series 3187-JZ	5.00%		07/15/2036	625,615
1,464,821	Federal Home Loan Mortgage Corporation, Series 3188-ZK	5.00%		07/15/2036	1,665,430
2,618,948	Federal Home Loan Mortgage Corporation, Series 3203-SE (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.43	% (f)(i)	08/15/2036	463,207
3,140,299	Federal Home Loan Mortgage Corporation, Series 3203-Z	5.00%		07/15/2036	3,587,012
4,975,826	Federal Home Loan Mortgage Corporation, Series 3203-ZC	5.00%		07/15/2036	5,683,646
3,106,894	Federal Home Loan Mortgage Corporation, Series 3261-SA (-1 x 1 Month LIBOR USD + 6.43%, 6.43% Cap)	6.36	% (f)(i)	01/15/2037	634,598
9,296,046	Federal Home Loan Mortgage Corporation, Series 326-300	3.00%		03/15/2044	9,747,701
3,362,848	Federal Home Loan Mortgage Corporation, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	6.01	% (f)(i)	02/15/2037	499,475
830,205	Federal Home Loan Mortgage Corporation, Series 3315-HZ	6.00%		05/15/2037	960,216
2,388,193	Federal Home Loan Mortgage Corporation, Series 3326-GS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.58	% (f)(i)	06/15/2037	430,510
534,281	Federal Home Loan Mortgage Corporation, Series 3351-ZC	5.50%		07/15/2037	620,691
6,702,608	Federal Home Loan Mortgage Corporation, Series 3355-BI (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.98	% (f)(i)	08/15/2037	1,142,439
268,989	Federal Home Loan Mortgage Corporation, Series 3369-Z	6.00%		09/15/2037	312,457
718,404	Federal Home Loan Mortgage Corporation, Series 3405-ZG	5.50%		01/15/2038	819,350
957,924	Federal Home Loan Mortgage Corporation, Series 3417-SI (-1 x 1 Month LIBOR USD + 6.18%, 6.18% Cap)	6.11	% (f)(i)	02/15/2038	122,277
1,576,907	Federal Home Loan Mortgage Corporation, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.58	% (f)(i)	03/15/2038	202,772
258,945	Federal Home Loan Mortgage Corporation, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.58	% (f)(i)	03/15/2038	32,450
249,926	Federal Home Loan Mortgage Corporation, Series 3451-S (-1 x 1 Month LIBOR USD + 6.03%, 6.03% Cap)	5.96	% (f)(i)	02/15/2037	41,867
416,363	Federal Home Loan Mortgage Corporation, Series 3455-SC (-1 x 1 Month LIBOR USD + 6.06%, 6.06% Cap)	5.99	% (f)(i)	06/15/2038	57,094
162,044	Federal Home Loan Mortgage Corporation, Series 3473-SM (-1 x 1 Month LIBOR USD + 6.07%, 6.07% Cap)	6.00	% (f)(i)	07/15/2038	21,416
2,595,997	Federal Home Loan Mortgage Corporation, Series 3484-SE (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	5.78	% (f)(i)	08/15/2038	379,539
3,440,617	Federal Home Loan Mortgage Corporation, Series 3519-SD (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.48	% (f)(i)	02/15/2038	538,219
1,113,807	Federal Home Loan Mortgage Corporation, Series 3524-LB	3.44	% (f)	06/15/2038	1,191,749
79,792	Federal Home Loan Mortgage Corporation, Series 3530-GZ	4.50	% (j)	05/15/2039	80,606
3,762,818	Federal Home Loan Mortgage Corporation, Series 3541-EI (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.68	% (f)(i)	06/15/2039	734,112
390,989	Federal Home Loan Mortgage Corporation, Series 3545-SA (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.08	% (f)(i)	06/15/2039	70,543
162,651	Federal Home Loan Mortgage Corporation, Series 3549-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	5.73	% (f)(i)	07/15/2039	22,588
62,938,089	Federal Home Loan Mortgage Corporation, Series 357-200	2.00%		09/15/2047	65,400,920
4,116,741	Federal Home Loan Mortgage Corporation, Series 3577-LS (-1 x 1 Month LIBOR USD + 7.20%, 7.20% Cap)	7.13	% (f)(i)	08/15/2035	776,435
1,089,779	Federal Home Loan Mortgage Corporation, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.93	% (f)(i)	10/15/2049	156,698

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
23,053,322	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	24,523,152
1,272,639	Federal Home Loan Mortgage Corporation, Series 3583-GB	4.50%		10/15/2039	1,405,909
2,638,184	Federal Home Loan Mortgage Corporation, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.28	% (f)(i)	03/15/2032	401,028
3,651,023	Federal Home Loan Mortgage Corporation, Series 3626-AZ	5.50%		08/15/2036	4,210,339
5,236,448	Federal Home Loan Mortgage Corporation, Series 3641-Z	5.50%		02/15/2036	6,039,807
4,955,945	Federal Home Loan Mortgage Corporation, Series 3654-ZB	5.50%		11/15/2037	5,669,932
11,670,206	Federal Home Loan Mortgage Corporation, Series 3666-VZ	5.50%		08/15/2036	13,480,615
656,434	Federal Home Loan Mortgage Corporation, Series 3667-SB (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.38	% (f)(i)	05/15/2040	107,724
4,632,355	Federal Home Loan Mortgage Corporation, Series 3702-SG (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.98	% (f)(i)	08/15/2032	642,103
1,453,295	Federal Home Loan Mortgage Corporation, Series 3704-EI	5.00	% (f)	12/15/2036	319,696
2,107,828	Federal Home Loan Mortgage Corporation, Series 3712-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	24.54	% (i)	08/15/2040	2,971,333
2,862,575	Federal Home Loan Mortgage Corporation, Series 3724-CM	5.50%		06/15/2037	3,278,361
9,565,843	Federal Home Loan Mortgage Corporation, Series 3726-SA (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.98	% (f)(i)	09/15/2040	1,765,229
912,753	Federal Home Loan Mortgage Corporation, Series 3741-SC (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	9.85	% (i)	10/15/2040	1,015,866
8,081,316	Federal Home Loan Mortgage Corporation, Series 3752-BS (-2 x 1 Month LIBOR USD + 10.00%, 10.00% Cap)	9.82	% (i)	11/15/2040	8,958,109
18,900,915	Federal Home Loan Mortgage Corporation, Series 3768-ZX	5.00%		12/15/2040	21,601,229
3,148,421	Federal Home Loan Mortgage Corporation, Series 3771-AL	4.00%		12/15/2030	3,409,692
8,819,728	Federal Home Loan Mortgage Corporation, Series 3779-BY	3.50%		12/15/2030	9,506,554
19,122,891	Federal Home Loan Mortgage Corporation, Series 3779-DZ	4.50%		12/15/2040	21,116,590
9,525,788	Federal Home Loan Mortgage Corporation, Series 3779-LB	4.00%		12/15/2030	10,427,844
2,386,225	Federal Home Loan Mortgage Corporation, Series 3779-YA	3.50%		12/15/2030	2,577,702
8,054,940	Federal Home Loan Mortgage Corporation, Series 3783-AC	4.00%		01/15/2031	8,805,962
5,130,203	Federal Home Loan Mortgage Corporation, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	9.35	% (i)	01/15/2041	5,422,391
7,053,753	Federal Home Loan Mortgage Corporation, Series 3788-AY	3.50%		01/15/2031	7,613,370
1,185,587	Federal Home Loan Mortgage Corporation, Series 3790-Z	4.00%		01/15/2041	1,295,675
21,595,425	Federal Home Loan Mortgage Corporation, Series 3800-VZ	4.50%		02/15/2041	24,079,057
2,041,498	Federal Home Loan Mortgage Corporation, Series 3803-ZM	4.00%		02/15/2041	2,226,620
25,225,803	Federal Home Loan Mortgage Corporation, Series 3806-CZ	5.50%		07/15/2034	29,079,277
9,833,063	Federal Home Loan Mortgage Corporation, Series 3808-DB	3.50%		02/15/2031	10,557,855
8,269,523	Federal Home Loan Mortgage Corporation, Series 3812-EY	3.50%		02/15/2031	8,921,333
2,470,929	Federal Home Loan Mortgage Corporation, Series 3818-CZ	4.50%		03/15/2041	2,789,578
2,723,726	Federal Home Loan Mortgage Corporation, Series 3819-MS (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	6.40	% (f)(i)	06/15/2040	194,807
5,707,774	Federal Home Loan Mortgage Corporation, Series 3819-ZU	5.50%		07/15/2034	6,592,417
19,312,910	Federal Home Loan Mortgage Corporation, Series 3824-EY	3.50%		03/15/2031	20,862,280
3,350,433	Federal Home Loan Mortgage Corporation, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 13.20% Cap)	12.98	% (i)	02/15/2041	4,699,628
6,513,818	Federal Home Loan Mortgage Corporation, Series 3829-VZ	4.00%		03/15/2041	7,048,652
8,303,816	Federal Home Loan Mortgage Corporation, Series 3843-PZ	5.00	% (j)	04/15/2041	9,804,770
16,364,179	Federal Home Loan Mortgage Corporation, Series 3863-ZA	5.50%		08/15/2034	18,752,199
5,887,511	Federal Home Loan Mortgage Corporation, Series 3870-PB	4.50%		06/15/2041	6,544,922

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
26,370,939	Federal Home Loan Mortgage Corporation, Series 3871-LZ	5.50%		06/15/2041	30,607,219
8,268,448	Federal Home Loan Mortgage Corporation, Series 3872-BA	4.00%		06/15/2041	8,934,650
5,172,309	Federal Home Loan Mortgage Corporation, Series 3877-EY	4.50%		06/15/2041	5,519,879
2,400,203	Federal Home Loan Mortgage Corporation, Series 3877-GY	4.50%		06/15/2041	2,533,265
11,714,667	Federal Home Loan Mortgage Corporation, Series 3877-ZU	4.50%		06/15/2041	12,364,232
24,978,216	Federal Home Loan Mortgage Corporation, Series 3888-ZU	4.50	% (j)	06/15/2041	27,994,815
3,607,498	Federal Home Loan Mortgage Corporation, Series 3900-SB (-1 x 1 Month LIBOR USD + 5.97%, 5.97% Cap)	5.90	% (f)(i)	07/15/2041	562,717
15,536,845	Federal Home Loan Mortgage Corporation, Series 3901-VZ	4.00%		07/15/2041	16,832,537
24,762,698	Federal Home Loan Mortgage Corporation, Series 3910-GZ	5.00%		08/15/2041	28,431,871
3,582,657	Federal Home Loan Mortgage Corporation, Series 3910-ZE	5.00%		10/15/2034	4,072,713
4,690,535	Federal Home Loan Mortgage Corporation, Series 3919-KL	4.50%		09/15/2041	4,990,130
19,509,615	Federal Home Loan Mortgage Corporation, Series 3919-ZJ	4.00%		09/15/2041	21,686,303
946,418	Federal Home Loan Mortgage Corporation, Series 3942-JZ	4.00%		10/15/2041	1,015,107
5,990,204	Federal Home Loan Mortgage Corporation, Series 3944-AZ	4.00%		10/15/2041	6,545,508
2,570,998	Federal Home Loan Mortgage Corporation, Series 3946-SM (-3 x 1 Month LIBOR USD + 14.70%, 14.70% Cap)	14.48	% (i)	10/15/2041	3,698,813
16,326,531	Federal Home Loan Mortgage Corporation, Series 3969-AB	4.00%		10/15/2033	17,941,408
3,662,492	Federal Home Loan Mortgage Corporation, Series 3982-AZ	3.50%		01/15/2042	3,836,183
69,825,185	Federal Home Loan Mortgage Corporation, Series 3990-ZA	3.50	% (j)	01/15/2042	75,409,203
5,686,842	Federal Home Loan Mortgage Corporation, Series 3999-EZ	4.00%		02/15/2042	6,172,785
33,774,142	Federal Home Loan Mortgage Corporation, Series 3999-ZB	4.00%		02/15/2042	36,639,284
34,569,892	Federal Home Loan Mortgage Corporation, Series 4016-KZ	4.00	% (j)	03/15/2042	38,818,462
1,967,149	Federal Home Loan Mortgage Corporation, Series 4050-BC	2.00%		05/15/2041	1,983,909
1,986,396	Federal Home Loan Mortgage Corporation, Series 4050-ND	2.50%		09/15/2041	2,024,428
85,948,295	Federal Home Loan Mortgage Corporation, Series 4057-ZA	4.00	% (j)	06/15/2042	95,750,964
85,634,198	Federal Home Loan Mortgage Corporation, Series 4084-TZ	4.00	% (j)	07/15/2042	94,033,551
659,209	Federal Home Loan Mortgage Corporation, Series 4097-TG	2.00%		05/15/2039	661,032
46,903,799	Federal Home Loan Mortgage Corporation, Series 4097-ZA	3.50	% (j)	08/15/2042	51,278,488
63,710,638	Federal Home Loan Mortgage Corporation, Series 4109-GE	4.50%		10/15/2041	70,859,188
22,411,425	Federal Home Loan Mortgage Corporation, Series 4116-AP	1.35%		08/15/2042	22,497,323
4,220,944	Federal Home Loan Mortgage Corporation, Series 4121-AV	3.00%		12/15/2035	4,495,291
24,555,615	Federal Home Loan Mortgage Corporation, Series 4160-HP	2.50%		01/15/2033	25,746,524
22,687,864	Federal Home Loan Mortgage Corporation, Series 4162-ZJ	3.00%		02/15/2033	24,206,324
2,902,091	Federal Home Loan Mortgage Corporation, Series 4165-ZT	3.00%		02/15/2043	3,013,527
48,105,205	Federal Home Loan Mortgage Corporation, Series 4174-Z	3.50	% (j)	03/15/2043	52,602,734
112,823,444	Federal Home Loan Mortgage Corporation, Series 4179-AZ	4.00%		01/15/2041	123,483,206
16,551,949	Federal Home Loan Mortgage Corporation, Series 4183-ZB	3.00%		03/15/2043	16,821,831
7,026,158	Federal Home Loan Mortgage Corporation, Series 4186-ZJ	3.00%		03/15/2033	7,343,348
13,000,000	Federal Home Loan Mortgage Corporation, Series 4189-ML	3.00%		04/15/2038	13,817,164
59,524,791	Federal Home Loan Mortgage Corporation, Series 4212-US (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.29	% (i)	06/15/2043	62,007,874
28,177,137	Federal Home Loan Mortgage Corporation, Series 4223-US (-1 x 1 Month LIBOR USD + 5.43%, 5.43% Cap)	5.32	% (i)	07/15/2043	29,735,612
27,436,448	Federal Home Loan Mortgage Corporation, Series 4223-ZV	4.00	% (j)	07/15/2043	31,140,406
8,593,637	Federal Home Loan Mortgage Corporation, Series 4229-TZ	3.00%		06/15/2043	8,846,784
34,295,560	Federal Home Loan Mortgage Corporation, Series 4229-ZA	4.00	% (j)	07/15/2043	38,807,288

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,345,693	Federal Home Loan Mortgage Corporation, Series 4249-CS (-1 x 1 Month LIBOR USD + 4.65%, 4.65% Cap)	4.58	% (i)	09/15/2043	11,303,009
24,076,806	Federal Home Loan Mortgage Corporation, Series 4250-BZ	3.00	% (j)	09/15/2033	25,881,177
16,415,465	Federal Home Loan Mortgage Corporation, Series 4267-BZ	4.00%		10/15/2040	17,966,108
23,787,452	Federal Home Loan Mortgage Corporation, Series 4283-ZL	3.00	% (j)	08/15/2033	25,733,869
21,160,222	Federal Home Loan Mortgage Corporation, Series 4355-ZX	4.00	% (j)	05/15/2044	23,907,754
4,086,928	Federal Home Loan Mortgage Corporation, Series 4360-KA	3.00%		05/15/2040	4,113,667
2,995,271	Federal Home Loan Mortgage Corporation, Series 4375-CG	3.00%		04/15/2039	3,003,651
16,567,350	Federal Home Loan Mortgage Corporation, Series 4376-GZ	3.00	% (j)	08/15/2044	17,808,398
52,671,610	Federal Home Loan Mortgage Corporation, Series 4377-LZ	3.00	% (j)	08/15/2044	56,543,753
22,194,542	Federal Home Loan Mortgage Corporation, Series 4377-UZ	3.00%		08/15/2044	23,595,515
2,637,255	Federal Home Loan Mortgage Corporation, Series 4379-KA	3.00%		08/15/2044	2,816,559
5,280,074	Federal Home Loan Mortgage Corporation, Series 4384-A	3.00%		12/15/2040	5,360,113
28,791,176	Federal Home Loan Mortgage Corporation, Series 4384-ZY	3.00	% (j)	09/15/2044	30,922,201
37,772,689	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	38,153,158
145,918,763	Federal Home Loan Mortgage Corporation, Series 4390-NZ	3.00	% (j)	09/15/2044	157,050,191
8,699,299	Federal Home Loan Mortgage Corporation, Series 4391-MA	3.00%		07/15/2040	8,804,655
22,201,294	Federal Home Loan Mortgage Corporation, Series 4408-PB	3.00%		04/15/2044	22,912,665
33,529,620	Federal Home Loan Mortgage Corporation, Series 4427-CE	3.00%		02/15/2034	35,108,774
25,516,975	Federal Home Loan Mortgage Corporation, Series 4427-MA	3.00%		02/15/2034	26,885,338
13,108,718	Federal Home Loan Mortgage Corporation, Series 4427-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.53	% (f)(i)	07/15/2044	1,383,396
16,287,793	Federal Home Loan Mortgage Corporation, Series 4429-HA	3.00%		04/15/2034	16,726,287
27,806,147	Federal Home Loan Mortgage Corporation, Series 4434-LZ	3.00	% (j)	02/15/2045	30,154,562
3,105,254	Federal Home Loan Mortgage Corporation, Series 4438-B	3.00%		10/15/2043	3,190,232
10,397,081	Federal Home Loan Mortgage Corporation, Series 4441-VZ	3.00	% (j)	02/15/2045	11,303,219
12,508,169	Federal Home Loan Mortgage Corporation, Series 4444-CH	3.00%		01/15/2041	12,697,695
30,224,073	Federal Home Loan Mortgage Corporation, Series 4444-CZ	3.00	% (j)	02/15/2045	32,541,525
9,986,957	Federal Home Loan Mortgage Corporation, Series 4447-A	3.00%		06/15/2041	10,131,037
29,520,309	Federal Home Loan Mortgage Corporation, Series 4447-YZ	4.00	% (j)	08/15/2043	32,803,995
9,277,079	Federal Home Loan Mortgage Corporation, Series 4462-ZA	3.00	% (j)	04/15/2045	9,723,711
54,132,331	Federal Home Loan Mortgage Corporation, Series 4463-ZC	3.00	% (j)	04/15/2045	56,381,226
30,073,517	Federal Home Loan Mortgage Corporation, Series 4467-ZA	3.00	% (j)	04/15/2045	31,766,620
40,562,536	Federal Home Loan Mortgage Corporation, Series 4471-BA	3.00%		12/15/2041	41,670,855
35,271,373	Federal Home Loan Mortgage Corporation, Series 4471-BC	3.00%		12/15/2041	36,262,647
61,820,847	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	64,760,211
16,562,874	Federal Home Loan Mortgage Corporation, Series 4481-B	3.00%		12/15/2042	16,900,740
91,138,757	Federal Home Loan Mortgage Corporation, Series 4483-CA	3.00%		06/15/2044	95,544,678
48,875,955	Federal Home Loan Mortgage Corporation, Series 4483-PA	2.50%		06/15/2045	50,999,772
9,837,715	Federal Home Loan Mortgage Corporation, Series 4492-GZ	3.50	% (j)	07/15/2045	10,280,098
5,713,985	Federal Home Loan Mortgage Corporation, Series 4498-PD	2.50%		08/15/2042	5,780,433
8,648,673	Federal Home Loan Mortgage Corporation, Series 4499-AB	3.00%		06/15/2042	8,818,815
8,099,314	Federal Home Loan Mortgage Corporation, Series 4500-GO	0.00	% (g)	08/15/2045	7,550,227
19,822,722	Federal Home Loan Mortgage Corporation, Series 4504-CA	3.00%		04/15/2044	20,716,450
62,147,206	Federal Home Loan Mortgage Corporation, Series 4527-CA	3.00%		02/15/2044	64,865,768
28,867,630	Federal Home Loan Mortgage Corporation, Series 4527-GA	3.00%		02/15/2044	30,364,794

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
64,033,156	Federal Home Loan Mortgage Corporation, Series 4533-AB	3.00%		06/15/2044	65,508,620
58,207,167	Federal Home Loan Mortgage Corporation, Series 4543-HG	2.70%		04/15/2044	60,730,470
89,170,863	Federal Home Loan Mortgage Corporation, Series 4573-CA	3.00%		11/15/2044	91,755,213
20,024,742	Federal Home Loan Mortgage Corporation, Series 4573-DA	3.00%		03/15/2045	20,582,319
63,317,406	Federal Home Loan Mortgage Corporation, Series 4582-HA	3.00%		09/15/2045	66,710,649
21,387,423	Federal Home Loan Mortgage Corporation, Series 4588-DA	3.00%		02/15/2044	21,854,635
18,875,112	Federal Home Loan Mortgage Corporation, Series 4629-KA	3.00%		03/15/2045	19,277,393
14,046,780	Federal Home Loan Mortgage Corporation, Series 4744-KA	3.00%		08/15/2046	14,477,481
18,404,451	Federal Home Loan Mortgage Corporation, Series 4750-PA	3.00%		07/15/2046	18,953,772
28,584,612	Federal Home Loan Mortgage Corporation, Series 4752-PL	3.00%		09/15/2046	29,472,719
8,431,500	Federal Home Loan Mortgage Corporation, Series 4766-JA	3.00%		07/15/2044	8,510,106
8,933,026	Federal Home Loan Mortgage Corporation, Series 4791-IO	3.00	% (f)	05/15/2048	891,125
59,338,384	Federal Home Loan Mortgage Corporation, Series 4791-JT	3.00%		05/15/2048	61,710,851
7,690,113	Federal Home Loan Mortgage Corporation, Series 4791-LI	3.00	% (f)	05/15/2048	569,318
7,690,113	Federal Home Loan Mortgage Corporation, Series 4791-LO	0.00	% (g)	05/15/2048	7,180,392
28,816,213	Federal Home Loan Mortgage Corporation, Series 4791-PO	0.00	% (g)	05/15/2048	26,905,099
25,516,079	Federal Home Loan Mortgage Corporation, Series 4792-A	3.00%		05/15/2048	26,498,249
15,522,662	Federal Home Loan Mortgage Corporation, Series 4793-C	3.00%		06/15/2048	16,144,025
14,020,852	Federal Home Loan Mortgage Corporation, Series 4795-AO	0.00	% (g)	05/15/2048	13,116,381
29,011,662	Federal Home Loan Mortgage Corporation, Series 4800-MZ	4.00	% (j)	06/15/2048	30,959,656
10,304,089	Federal Home Loan Mortgage Corporation, Series 4801-OG	0.00	% (g)	06/15/2048	9,640,029
18,801,047	Federal Home Loan Mortgage Corporation, Series 4901-BD	3.00%		07/25/2049	20,077,098
43,586,526	Federal Home Loan Mortgage Corporation, Series 4924-ST (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (f)(i)	08/25/2048	7,666,635
17,256,063	Federal Home Loan Mortgage Corporation, Series 5004-LS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.06	% (f)(i)	07/25/2050	4,058,754
30,223,366	Federal Home Loan Mortgage Corporation, Series 5092-GT	1.25%		12/25/2038	30,029,208
80,532,934	Federal Home Loan Mortgage Corporation, Series 5105-NH	2.00%		02/25/2037	82,697,378
10,816,064	Federal Home Loan Mortgage Corporation, Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 2.50% Cap)	2.48	% (f)(i)	06/25/2051	813,734
31,325,550	Federal Home Loan Mortgage Corporation, Series 5117-D	2.00%		06/25/2051	32,262,322
65,490,618	Federal Home Loan Mortgage Corporation, Series 5126-AH	2.00%		02/25/2037	67,385,681
95,000,000	Federal Home Loan Mortgage Corporation, Series K-1517-A2	1.72%		07/25/2035	93,403,991
36,644,193	Federal Home Loan Mortgage Corporation, Series R003-ZA	5.50%		10/15/2035	42,359,954
997,025,671	Federal National Mortgage Association	1.03	% (b)(f)	10/25/2031	63,567,465
20,800,000	Federal National Mortgage Association	1.01%		10/25/2031	20,732,849
5,316,882	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	6,050,395
3,960,248	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	4,531,175
6,374,125	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	7,289,181
4,360,703	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	4,987,255
1,776,524	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	2,027,123
1,493,838	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	1,711,199
3,596,286	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	4,121,842
149,457	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	171,027
924,105	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	1,057,550
7,048,018	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	7,788,259

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
7,915,988	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%	11/01/2043	8,416,966
524,160	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%	05/01/2039	577,412
114,718	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%	05/01/2038	131,525
1,072,964	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%	08/01/2038	1,296,348
618,625	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%	09/01/2038	734,142
7,079,044	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%	07/01/2035	8,087,457
11,741,862	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%	08/01/2036	13,433,139
9,835,025	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%	01/01/2031	10,576,149
174,222	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%	09/01/2035	184,527
748,726	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%	10/01/2031	802,916
4,937,280	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%	11/01/2031	5,321,576
1,319,927	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%	11/01/2041	1,387,785
2,677,328	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%	11/01/2041	2,805,943
18,389,727	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%	01/01/2032	19,847,162
15,715,365	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%	01/01/2032	16,762,149
2,602,293	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%	05/01/2032	2,768,194
5,894,930	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%	05/01/2032	6,286,611
9,695,729	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%	05/01/2032	10,341,646
5,300,392	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%	05/01/2042	5,573,136
14,749,219	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%	08/01/2032	15,640,244
4,696,581	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%	09/01/2042	4,988,707
6,326,620	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%	10/01/2032	6,707,276
18,930,800	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%	10/01/2032	20,074,927
8,911,036	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%	10/01/2032	9,416,193
50,526,676	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%	11/01/2042	53,496,899
36,895,792	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%	11/01/2042	39,059,584
30,904,531	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%	12/01/2032	32,774,183
16,631,762	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%	02/01/2043	17,666,744
19,750,098	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%	02/01/2043	21,002,867
8,610,532	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%	02/01/2033	9,139,413
12,241,130	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%	02/01/2033	12,992,640
14,966,524	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%	03/01/2038	15,730,012
6,813,889	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%	04/01/2033	7,230,350
12,510,803	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%	04/01/2038	13,170,768
10,644,218	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%	05/01/2033	11,285,119
32,611,820	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%	05/01/2033	34,613,947
6,171,772	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%	05/01/2033	6,548,848
432,319	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%	06/01/2030	465,122
511,528	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%	06/01/2040	581,577
367,855	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%	06/01/2040	419,063
4,370,607	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%	12/01/2040	4,808,270
282,377	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%	12/01/2040	300,742
2,582,730	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%	01/01/2041	2,707,254
1,164,008	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%	02/01/2031	1,251,276
2,854,873	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%	04/01/2026	3,039,646
519,843	Federal National Mortgage Association Pass-Thru, Pool AI9831	4.00%	09/01/2041	544,658

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
852,272	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%	09/01/2041	918,437
383,602	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%	09/01/2041	402,165
1,659,206	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%	10/01/2041	1,740,229
2,233,108	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%	10/01/2041	2,347,071
1,171,235	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%	10/01/2041	1,231,211
7,607,361	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%	11/01/2041	7,973,846
1,682,635	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%	10/01/2041	1,763,531
1,125,133	Federal National Mortgage Association Pass-Thru, Pool AJ5172	4.00%	11/01/2041	1,182,363
12,872,330	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%	11/01/2041	14,071,184
5,093,239	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%	12/01/2041	5,302,198
1,645,199	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%	12/01/2041	1,729,491
15,405,510	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%	01/01/2032	16,390,002
2,216,767	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%	02/01/2042	2,323,620
3,639,758	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%	02/01/2042	3,825,969
2,635,923	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%	03/01/2042	2,767,197
2,949,617	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%	03/01/2042	3,092,152
557,840	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%	03/01/2042	607,417
72,828,006	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%	06/01/2043	77,798,200
36,891,165	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%	07/01/2043	39,408,578
1,274,360	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%	04/01/2026	1,351,201
6,293,363	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%	10/01/2043	6,954,471
13,116,358	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%	09/01/2053	13,621,407
22,479,985	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%	06/01/2053	23,096,782
38,324,317	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%	04/01/2042	41,896,392
32,924,780	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%	10/01/2044	34,986,692
11,485,052	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%	02/01/2045	12,652,756
35,716,600	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%	06/01/2044	39,804,339
32,454,520	Federal National Mortgage Association Pass-Thru, Pool AL8304	3.50%	03/01/2046	34,992,091
10,823,809	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%	05/01/2042	11,346,861
20,628,702	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%	09/01/2042	21,474,603
18,729,590	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%	09/01/2042	19,497,678
8,296,780	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%	12/01/2042	8,824,074
10,192,296	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%	04/01/2043	10,842,073
11,218,616	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%	03/01/2044	12,366,360
11,601,077	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%	03/01/2044	12,921,588
7,706,965	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%	05/01/2044	8,466,236
3,906,093	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%	06/01/2044	4,338,013
3,475,001	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%	07/01/2044	3,805,795
16,886,299	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%	08/01/2034	17,918,012
7,752,231	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%	10/01/2034	8,218,876
13,589,935	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%	10/01/2034	14,421,892
48,827,181	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%	12/01/2044	51,453,480
17,782,976	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%	12/01/2044	18,752,533
12,537,181	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%	01/01/2035	13,292,009
16,502,228	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%	01/01/2035	17,495,180
14,398,363	Federal National Mortgage Association Pass-Thru, Pool AS4345	3.50%	01/01/2045	15,490,698

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
15,553,864	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%	01/01/2035	16,488,681
103,064,451	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%	03/01/2045	108,607,312
42,881,474	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%	03/01/2045	45,031,823
17,617,118	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%	04/01/2035	18,532,331
15,193,289	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%	04/01/2035	16,107,736
19,829,186	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%	04/01/2035	21,024,039
12,242,317	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%	05/01/2035	12,990,901
12,149,538	Federal National Mortgage Association Pass-Thru, Pool AS4882	3.00%	05/01/2035	12,781,082
21,410,477	Federal National Mortgage Association Pass-Thru, Pool AX9696	3.00%	07/01/2045	22,083,228
26,097,357	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%	03/01/2045	27,405,427
7,439,827	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%	02/01/2045	7,680,129
933,961	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%	01/01/2045	962,615
4,192,175	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%	03/01/2045	4,321,443
13,285,540	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%	04/01/2046	14,391,537
24,398,636	Federal National Mortgage Association Pass-Thru, Pool BC9003	3.00%	11/01/2046	25,828,810
1,216,999	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%	12/01/2029	1,321,589
4,583,194	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%	03/01/2030	4,977,244
987,439	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%	05/01/2030	1,072,353
64,099	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%	06/01/2040	68,845
118,039	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%	07/01/2040	126,763
1,418,095	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%	10/01/2030	1,521,440
314,038	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%	12/01/2030	337,696
7,931,162	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%	01/01/2031	8,528,675
2,184,645	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%	11/01/2041	2,291,476
59,904,946	Federal National Mortgage Association Pass-Thru, Pool MA0919	3.50%	12/01/2031	63,894,558
24,864,820	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%	01/01/2032	26,520,823
29,734,760	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%	02/01/2032	31,715,071
14,991,055	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%	03/01/2032	16,095,033
3,405,338	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%	04/01/2042	3,548,836
20,299,253	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%	05/01/2032	21,651,463
1,929,082	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%	05/01/2042	2,008,161
43,407,995	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%	06/01/2032	46,459,222
4,801,972	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%	06/01/2042	5,000,701
3,675,228	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%	06/01/2042	3,858,065
27,256,888	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%	07/01/2032	29,072,982
49,237,789	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%	07/01/2042	51,276,467
53,806,298	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%	08/01/2042	56,032,808
18,503,845	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%	08/01/2032	19,736,793
13,776,553	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%	09/01/2042	14,355,217
3,514,270	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%	10/01/2032	3,787,203
25,958,126	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%	10/01/2042	27,032,842
23,358,065	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%	11/01/2032	24,620,184
2,251,084	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%	11/01/2042	2,344,785
13,207,284	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%	02/01/2033	14,018,165
52,563,814	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%	03/01/2033	55,372,834
31,955,232	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%	04/01/2033	33,918,249

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
55,058,283	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%	06/01/2033	58,235,574
7,071,203	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%	07/01/2033	7,505,530
35,634,049	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%	09/01/2034	38,393,367
9,245,684	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%	12/01/2044	9,623,318
6,438,194	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%	01/01/2045	6,701,224
21,011,370	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%	02/01/2035	22,536,109
21,242,487	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%	02/01/2045	22,109,982
19,197,302	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%	04/01/2045	19,786,783
27,093,570	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%	05/01/2045	27,925,730
30,682,238	Federal National Mortgage Association Pass-Thru, Pool MA2650	3.50%	06/01/2046	31,930,147
20,555,175	Federal National Mortgage Association Pass-Thru, Pool MA2833	3.00%	12/01/2046	21,760,297
3,887,582	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%	09/01/2031	4,176,091
16,500,000	Federal National Mortgage Association, Pool 387898	3.71%	08/01/2030	19,176,504
15,848,406	Federal National Mortgage Association, Pool AL9220	3.00%	06/01/2045	16,779,923
31,076,572	Federal National Mortgage Association, Pool AL9445	3.00%	07/01/2031	32,895,664
26,295,070	Federal National Mortgage Association, Pool AM8510	3.15%	05/01/2035	29,206,921
30,140,424	Federal National Mortgage Association, Pool AM8950	3.14%	06/01/2040	32,833,016
4,987,323	Federal National Mortgage Association, Pool AN5480	3.43%	06/01/2037	5,549,589
217,500,000	Federal National Mortgage Association, Pool AN6680	3.37%	11/01/2047	254,553,552
5,500,000	Federal National Mortgage Association, Pool AN7330	3.26%	12/01/2037	6,323,965
10,026,000	Federal National Mortgage Association, Pool AN7452	3.12%	11/01/2032	11,257,910
13,500,000	Federal National Mortgage Association, Pool AN8121	3.16%	01/01/2035	15,306,755
24,937,922	Federal National Mortgage Association, Pool AS7473	3.00%	07/01/2046	25,705,762
45,572,745	Federal National Mortgage Association, Pool AS7661	3.00%	08/01/2046	47,164,990
29,613,665	Federal National Mortgage Association, Pool AS8056	3.00%	10/01/2046	31,173,666
39,303,199	Federal National Mortgage Association, Pool AS8111	3.00%	10/01/2041	41,128,555
25,510,792	Federal National Mortgage Association, Pool AS8269	3.00%	11/01/2046	26,787,674
20,550,052	Federal National Mortgage Association, Pool AS8306	3.00%	11/01/2041	21,454,824
26,982,539	Federal National Mortgage Association, Pool AS8356	3.00%	11/01/2046	27,730,671
9,695,671	Federal National Mortgage Association, Pool AZ0576	3.50%	04/01/2042	10,263,173
10,784,416	Federal National Mortgage Association, Pool BC9081	3.00%	12/01/2046	11,509,732
102,296,957	Federal National Mortgage Association, Pool BF0314	3.00%	01/01/2053	110,059,970
87,591,535	Federal National Mortgage Association, Pool BF0353	3.00%	05/01/2053	94,239,157
48,993,563	Federal National Mortgage Association, Pool BF0391	3.00%	09/01/2053	52,711,647
22,680,442	Federal National Mortgage Association, Pool BK8257	1.50%	12/01/2050	22,049,057
22,918,905	Federal National Mortgage Association, Pool BK8267	2.50%	12/01/2050	23,978,184
5,000,000	Federal National Mortgage Association, Pool BL2303	3.36%	05/01/2031	5,617,168
28,950,500	Federal National Mortgage Association, Pool BL2643	3.39%	07/01/2034	33,657,019
30,345,142	Federal National Mortgage Association, Pool BL3647	2.69%	08/01/2030	32,859,212
8,860,000	Federal National Mortgage Association, Pool BL4038	2.98%	09/01/2034	9,892,966
13,075,000	Federal National Mortgage Association, Pool BL4198	2.31%	10/01/2031	13,803,542
63,966,000	Federal National Mortgage Association, Pool BL4808	2.80%	11/01/2039	70,248,025
17,125,000	Federal National Mortgage Association, Pool BL5256	2.28%	02/01/2032	18,065,881
30,200,000	Federal National Mortgage Association, Pool BL5315	2.44%	01/01/2032	32,329,608
8,190,000	Federal National Mortgage Association, Pool BL5840	2.73%	02/01/2035	8,916,862
22,828,000	Federal National Mortgage Association, Pool BL5870	2.30%	02/01/2032	24,080,652

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
6,777,736	Federal National Mortgage Association, Pool BL6639	2.66%	05/01/2050	7,186,715
28,785,015	Federal National Mortgage Association, Pool BL6913	1.96%	05/01/2035	29,263,797
36,488,000	Federal National Mortgage Association, Pool BL7110	1.76%	07/01/2035	36,225,428
3,568,101	Federal National Mortgage Association, Pool BL7331	2.23%	07/01/2040	3,652,837
20,400,000	Federal National Mortgage Association, Pool BL7424	1.65%	08/01/2035	19,942,908
40,000,000	Federal National Mortgage Association, Pool BL8165	1.35%	09/01/2032	38,902,211
49,000,000	Federal National Mortgage Association, Pool BL8177	1.10%	09/01/2030	47,435,339
122,500,000	Federal National Mortgage Association, Pool BL8237	1.17%	10/01/2030	119,076,537
32,000,000	Federal National Mortgage Association, Pool BL8269	1.51%	09/01/2035	30,863,651
146,000,000	Federal National Mortgage Association, Pool BL8708	1.40%	11/01/2032	142,306,083
97,000,000	Federal National Mortgage Association, Pool BL8977	1.20%	11/01/2030	94,483,207
48,643,000	Federal National Mortgage Association, Pool BL9056	1.78%	11/01/2035	47,294,688
13,313,000	Federal National Mortgage Association, Pool BL9362	1.54%	11/01/2030	13,294,170
34,735,000	Federal National Mortgage Association, Pool BL9367	1.41%	12/01/2030	34,398,977
53,000,000	Federal National Mortgage Association, Pool BL9576	2.24%	12/01/2050	51,153,661
63,892,623	Federal National Mortgage Association, Pool BM5112	3.00%	11/01/2033	67,965,045
28,003,260	Federal National Mortgage Association, Pool BM5299	3.00%	12/01/2046	29,448,938
42,151,511	Federal National Mortgage Association, Pool BM5633	3.00%	07/01/2047	44,324,584
7,327,511	Federal National Mortgage Association, Pool BM5834	3.00%	04/01/2048	7,525,282
14,223,836	Federal National Mortgage Association, Pool CA0862	3.50%	09/01/2047	15,050,068
9,516,423	Federal National Mortgage Association, Pool CA3898	3.00%	07/01/2034	10,209,792
6,044,876	Federal National Mortgage Association, Pool CA4413	3.00%	10/01/2049	6,305,093
53,901,832	Federal National Mortgage Association, Pool CA7235	2.50%	10/01/2050	55,994,019
15,878,645	Federal National Mortgage Association, Pool CA7671	2.50%	11/01/2040	16,650,664
108,060,539	Federal National Mortgage Association, Pool CA7743	2.50%	11/01/2050	113,021,542
27,736,448	Federal National Mortgage Association, Pool CA7789	2.50%	11/01/2040	29,016,599
178,233,818	Federal National Mortgage Association, Pool CA8933	2.00%	02/01/2051	180,413,250
85,831,870	Federal National Mortgage Association, Pool CA9223	2.00%	02/01/2051	86,748,449
41,871,100	Federal National Mortgage Association, Pool CA9417	1.50%	03/01/2036	42,503,805
23,056,866	Federal National Mortgage Association, Pool CB0189	3.00%	04/01/2051	24,298,594
74,224,296	Federal National Mortgage Association, Pool FM1000	3.00%	04/01/2047	77,882,199
36,035,211	Federal National Mortgage Association, Pool FM4347	2.50%	09/01/2050	37,334,200
225,950,710	Federal National Mortgage Association, Pool FM4623	2.50%	11/01/2050	234,720,912
106,875,130	Federal National Mortgage Association, Pool FM4637	2.50%	11/01/2050	110,756,613
56,211,544	Federal National Mortgage Association, Pool FM4684	2.50%	10/01/2050	58,567,211
58,617,413	Federal National Mortgage Association, Pool FM4752	2.50%	11/01/2050	61,326,586
66,322,142	Federal National Mortgage Association, Pool FM4792	2.50%	11/01/2050	68,896,438
31,199,455	Federal National Mortgage Association, Pool FM4870	2.00%	11/01/2050	31,590,316
37,158,489	Federal National Mortgage Association, Pool FM4913	2.50%	11/01/2050	38,498,007
23,641,892	Federal National Mortgage Association, Pool FM5021	2.00%	11/01/2050	23,962,078
43,569,218	Federal National Mortgage Association, Pool FM5150	2.00%	12/01/2050	44,101,556
28,700,337	Federal National Mortgage Association, Pool FM5151	2.00%	12/01/2050	29,059,894
10,944,466	Federal National Mortgage Association, Pool FM6277	1.50%	02/01/2036	11,113,831
17,761,943	Federal National Mortgage Association, Pool FM6278	1.50%	02/01/2036	18,009,245
81,195,954	Federal National Mortgage Association, Pool FM6799	2.50%	04/01/2051	84,454,137
6,371,787	Federal National Mortgage Association, Pool FM6864	1.50%	04/01/2041	6,322,120

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
135,327,151	Federal National Mortgage Association, Pool FM7159	2.50%		02/01/2051	140,395,082
54,367,328	Federal National Mortgage Association, Pool MA2259	3.00%		05/01/2035	57,308,342
32,106,448	Federal National Mortgage Association, Pool MA2621	3.50%		05/01/2046	33,412,945
27,301,444	Federal National Mortgage Association, Pool MA2649	3.00%		06/01/2046	28,139,391
9,262,281	Federal National Mortgage Association, Pool MA2673	3.00%		07/01/2046	9,546,249
33,222,580	Federal National Mortgage Association, Pool MA2711	3.00%		08/01/2046	34,240,732
3,001,032	Federal National Mortgage Association, Pool MA2743	3.00%		09/01/2046	3,083,971
65,116,688	Federal National Mortgage Association, Pool MA2806	3.00%		11/01/2046	68,892,925
25,080,648	Federal National Mortgage Association, Pool MA2895	3.00%		02/01/2047	26,399,743
94,811,589	Federal National Mortgage Association, Pool MA4191	2.00%		11/01/2050	95,235,779
203,602,684	Federal National Mortgage Association, Pool MA4333	2.00%		05/01/2041	207,150,444
58,717,561	Federal National Mortgage Association, Pool MA4340	2.00%		05/01/2051	58,799,678
480,520	Federal National Mortgage Association, Series 2002-70-QZ	5.50%		11/25/2032	552,927
665,848	Federal National Mortgage Association, Series 2002-75-ZG	5.50%		11/25/2032	754,111
9,762,308	Federal National Mortgage Association, Series 2003-129-ZT	5.50%		01/25/2034	11,090,313
1,810,471	Federal National Mortgage Association, Series 2003-29-ZL	5.00%		04/25/2033	2,049,526
848,386	Federal National Mortgage Association, Series 2003-64-ZG	5.50%		07/25/2033	966,343
7,147,849	Federal National Mortgage Association, Series 2003-84-PZ	5.00%		09/25/2033	8,077,784
7,347,575	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	8,403,614
1,573,107	Federal National Mortgage Association, Series 2004-46-PJ (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (f)(i)	03/25/2034	147,593
1,890,144	Federal National Mortgage Association, Series 2004-51-XP (-1 x 1 Month LIBOR USD + 7.70%, 7.70% Cap)	7.61	% (f)(i)	07/25/2034	344,619
2,661,916	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	2,911,222
107,071	Federal National Mortgage Association, Series 2005-107-EG	4.50%		01/25/2026	113,410
402,629	Federal National Mortgage Association, Series 2005-37-ZK	4.50%		05/25/2035	445,281
3,370,787	Federal National Mortgage Association, Series 2005-87-SG (-1 x 1 Month LIBOR USD + 6.70%, 6.70% Cap)	6.61	% (f)(i)	10/25/2035	604,446
2,982,154	Federal National Mortgage Association, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	6.49	% (f)(i)	10/25/2036	585,267
1,174,897	Federal National Mortgage Association, Series 2006-123-LI (-1 x 1 Month LIBOR USD + 6.32%, 6.32% Cap)	6.23	% (f)(i)	01/25/2037	239,292
597,311	Federal National Mortgage Association, Series 2006-16-HZ	5.50%		03/25/2036	685,691
4,923,296	Federal National Mortgage Association, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.66	% (f)(i)	07/25/2036	843,125
624,295	Federal National Mortgage Association, Series 2006-93-SN (-1 x 1 Month LIBOR USD + 6.60%, 6.60% Cap)	6.51	% (f)(i)	10/25/2036	82,838
6,559,339	Federal National Mortgage Association, Series 2007-109-VZ	5.00%		10/25/2035	7,437,842
721,810	Federal National Mortgage Association, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.16	% (f)(i)	05/25/2037	99,442
4,550,000	Federal National Mortgage Association, Series 2007-14-PS (-1 x 1 Month LIBOR USD + 6.81%, 6.81% Cap)	6.72	% (f)(i)	03/25/2037	787,399
2,212,917	Federal National Mortgage Association, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 6.44% Cap)	6.35	% (f)(i)	04/25/2037	444,168
333,124	Federal National Mortgage Association, Series 2007-30-SI (-1 x 1 Month LIBOR USD + 6.11%, 6.11% Cap)	6.02	% (f)(i)	04/25/2037	48,064
2,218,033	Federal National Mortgage Association, Series 2007-32-SG (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.01	% (f)(i)	04/25/2037	344,574

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,885,388	Federal National Mortgage Association, Series 2007-57-SX (-1 x 1 Month LIBOR USD + 6.62%, 6.62% Cap)	6.53	% (f)(i)	10/25/2036	337,981
2,909,636	Federal National Mortgage Association, Series 2007-60-VZ	6.00%		07/25/2037	3,404,639
1,599,382	Federal National Mortgage Association, Series 2007-71-GZ	6.00%		07/25/2047	1,768,793
2,379,151	Federal National Mortgage Association, Series 2007-75-ID (-1 x 1 Month LIBOR USD + 5.87%, 5.87% Cap)	5.78	% (f)(i)	08/25/2037	417,891
436,775	Federal National Mortgage Association, Series 2007-9-SD (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.56	% (f)(i)	03/25/2037	63,216
470,022	Federal National Mortgage Association, Series 2008-27-B	5.50%		04/25/2038	541,769
2,578,164	Federal National Mortgage Association, Series 2008-29-ZA	4.50%		04/25/2038	2,859,446
5,079,548	Federal National Mortgage Association, Series 2008-48-BE	5.00%		06/25/2034	5,746,048
465,358	Federal National Mortgage Association, Series 2008-48-SD (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (f)(i)	06/25/2037	63,182
741,580	Federal National Mortgage Association, Series 2008-53-LI (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.06	% (f)(i)	07/25/2038	97,242
528,534	Federal National Mortgage Association, Series 2008-57-SE (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (f)(i)	02/25/2037	74,279
973,998	Federal National Mortgage Association, Series 2008-5-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.16	% (f)(i)	02/25/2038	160,502
510,749	Federal National Mortgage Association, Series 2008-61-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (f)(i)	07/25/2038	65,533
443,970	Federal National Mortgage Association, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (f)(i)	07/25/2038	56,047
1,254,893	Federal National Mortgage Association, Series 2008-65-SA (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (f)(i)	08/25/2038	230,493
404,281	Federal National Mortgage Association, Series 2008-81-LP	5.50%		09/25/2038	460,613
2,882,103	Federal National Mortgage Association, Series 2009-106-EZ	4.50%		01/25/2040	3,169,359
488,711	Federal National Mortgage Association, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.16	% (f)(i)	01/25/2040	88,952
370,904	Federal National Mortgage Association, Series 2009-16-MZ	5.00%		03/25/2029	407,983
1,227,659	Federal National Mortgage Association, Series 2009-42-SI (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (f)(i)	06/25/2039	184,596
779,752	Federal National Mortgage Association, Series 2009-42-SX (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (f)(i)	06/25/2039	92,921
474,982	Federal National Mortgage Association, Series 2009-47-SA (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.01	% (f)(i)	07/25/2039	57,391
308,537	Federal National Mortgage Association, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.86	% (f)(i)	07/25/2039	48,314
3,554,755	Federal National Mortgage Association, Series 2009-49-S (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.66	% (f)(i)	07/25/2039	563,821
480,734	Federal National Mortgage Association, Series 2009-51-BZ	4.50%		07/25/2039	536,131
854,543	Federal National Mortgage Association, Series 2009-54-EZ	5.00%		07/25/2039	951,713
479,301	Federal National Mortgage Association, Series 2009-70-SA (-1 x 1 Month LIBOR USD + 5.80%, 5.80% Cap)	5.71	% (f)(i)	09/25/2039	66,488
1,851,208	Federal National Mortgage Association, Series 2009-80-PM	4.50%		10/25/2039	1,960,028
1,614,914	Federal National Mortgage Association, Series 2009-83-Z	4.50%		10/25/2039	1,785,447
8,021,783	Federal National Mortgage Association, Series 2009-85-ES (-1 x 1 Month LIBOR USD + 7.23%, 7.23% Cap)	7.14	% (f)(i)	01/25/2036	1,532,306
11,216,839	Federal National Mortgage Association, Series 2009-85-JS (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	6.66	% (f)(i)	10/25/2039	2,480,218

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
757,236	Federal National Mortgage Association, Series 2009-90-IB (-1 x 1 Month LIBOR USD + 5.72%, 5.72% Cap)	5.63	% (f)(i)	04/25/2037	106,300
707,676	Federal National Mortgage Association, Series 2009-94-BC	5.00%		11/25/2039	773,776
10,192,183	Federal National Mortgage Association, Series 2010-101-SA (-1 x 1 Month LIBOR USD + 4.48%, 4.48% Cap)	4.39	% (f)(i)	09/25/2040	1,459,888
3,739,246	Federal National Mortgage Association, Series 2010-101-ZC	4.50%		09/25/2040	4,215,680
9,552,345	Federal National Mortgage Association, Series 2010-101-ZH	4.50%		07/25/2040	10,110,490
3,124,504	Federal National Mortgage Association, Series 2010-10-SA (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.26	% (f)(i)	02/25/2040	666,118
988,616	Federal National Mortgage Association, Series 2010-10-ZA	4.50%		02/25/2040	1,082,841
905,558	Federal National Mortgage Association, Series 2010-111-S (-1 x 1 Month LIBOR USD + 5.95%, 5.95% Cap)	5.86	% (f)(i)	10/25/2050	89,113
1,467,339	Federal National Mortgage Association, Series 2010-116-Z	4.00%		10/25/2040	1,579,866
627,318	Federal National Mortgage Association, Series 2010-117-SA (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	4.41	% (f)(i)	10/25/2040	44,258
1,139,364	Federal National Mortgage Association, Series 2010-120-KD	4.00%		10/25/2040	1,224,979
12,777,613	Federal National Mortgage Association, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 4.50% Cap)	4.41	% (f)(i)	10/25/2040	1,662,194
242,685	Federal National Mortgage Association, Series 2010-126-SU (-11 x 1 Month LIBOR USD + 55.00%, 55.00% Cap)	53.99	% (i)	11/25/2040	841,646
178,693	Federal National Mortgage Association, Series 2010-126-SX (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	14.72	% (i)	11/25/2040	269,843
2,307,068	Federal National Mortgage Association, Series 2010-128-HZ	4.00%		11/25/2040	2,523,759
1,724,255	Federal National Mortgage Association, Series 2010-132-Z	4.50%		11/25/2040	1,855,759
88,008	Federal National Mortgage Association, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 15.00% Cap)	14.72	% (i)	12/25/2040	121,397
6,202,227	Federal National Mortgage Association, Series 2010-142-AZ	4.00%		12/25/2040	6,782,711
4,689,423	Federal National Mortgage Association, Series 2010-148-SA (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.56	% (f)(i)	01/25/2026	393,627
11,901,665	Federal National Mortgage Association, Series 2010-150-ZA	4.00%		01/25/2041	12,767,573
5,323,162	Federal National Mortgage Association, Series 2010-16-SA (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.36	% (f)(i)	03/25/2040	813,620
1,931,005	Federal National Mortgage Association, Series 2010-21-DZ	5.00%		03/25/2040	2,208,963
852,537	Federal National Mortgage Association, Series 2010-21-KS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.86	% (f)(i)	03/25/2040	77,473
207,730	Federal National Mortgage Association, Series 2010-2-GS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.36	% (f)(i)	12/25/2049	10,233
1,336,178	Federal National Mortgage Association, Series 2010-2-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.16	% (f)(i)	02/25/2050	297,458
948,943	Federal National Mortgage Association, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.91	% (f)(i)	04/25/2040	97,389
2,984,013	Federal National Mortgage Association, Series 2010-31-VZ	4.00%		04/25/2040	3,174,987
1,377,902	Federal National Mortgage Association, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 4.93% Cap)	4.84	% (f)(i)	04/25/2040	160,654
342,488	Federal National Mortgage Association, Series 2010-35-ES (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.36	% (f)(i)	04/25/2040	6,428
383,230	Federal National Mortgage Association, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.36	% (f)(i)	04/25/2040	57,642
697,079	Federal National Mortgage Association, Series 2010-46-MS (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.86	% (f)(i)	05/25/2040	101,722
5,163,649	Federal National Mortgage Association, Series 2010-49-ZW	4.50%		05/25/2040	5,458,320

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,465,290	Federal National Mortgage Association, Series 2010-4-SK (-1 x 1 Month LIBOR USD + 6.23%, 6.23% Cap)	6.14	% (f)(i)	02/25/2040	234,654
432,157	Federal National Mortgage Association, Series 2010-58-ES (-3 x 1 Month LIBOR USD + 12.47%, 12.47% Cap)	12.24	% (i)	06/25/2040	489,985
4,330,192	Federal National Mortgage Association, Series 2010-59-MS (-1 x 1 Month LIBOR USD + 5.77%, 5.77% Cap)	5.68	% (f)(i)	06/25/2040	885,330
4,677,255	Federal National Mortgage Association, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 5.00% Cap)	4.91	% (f)(i)	01/25/2040	706,199
380,050	Federal National Mortgage Association, Series 2010-60-VZ	5.00%		10/25/2039	434,848
330,189	Federal National Mortgage Association, Series 2010-61-EL	4.50%		06/25/2040	352,209
4,631,831	Federal National Mortgage Association, Series 2010-64-EZ	5.00%		06/25/2040	5,281,316
10,797,940	Federal National Mortgage Association, Series 2010-64-FC (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	0.59%		06/25/2040	10,961,860
13,538,815	Federal National Mortgage Association, Series 2010-76-ZK	4.50%		07/25/2040	15,150,483
2,978,667	Federal National Mortgage Association, Series 2010-79-CZ	4.00%		07/25/2040	3,211,903
11,614,422	Federal National Mortgage Association, Series 2010-79-VZ	4.50%		07/25/2040	12,999,237
1,389,796	Federal National Mortgage Association, Series 2010-84-ZC	4.50%		08/25/2040	1,508,433
2,779,586	Federal National Mortgage Association, Series 2010-84-ZD	4.50%		08/25/2040	3,016,859
4,928,216	Federal National Mortgage Association, Series 2010-84-ZG	4.50%		08/25/2040	5,414,140
295,582	Federal National Mortgage Association, Series 2010-90-SA (-1 x 1 Month LIBOR USD + 5.85%, 5.85% Cap)	5.76	% (f)(i)	08/25/2040	39,463
1,094,970	Federal National Mortgage Association, Series 2010-94-Z	4.50%		08/25/2040	1,199,840
6,150,452	Federal National Mortgage Association, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 25.00% Cap)	24.54	% (i)	09/25/2040	10,061,985
995,583	Federal National Mortgage Association, Series 2010-9-DS (-1 x 1 Month LIBOR USD + 5.30%, 0.50% Floor, 5.30% Cap)	5.21	% (f)(i)	02/25/2040	119,092
21,637,897	Federal National Mortgage Association, Series 2011-106-LZ	3.50%		10/25/2041	23,589,577
520,021	Federal National Mortgage Association, Series 2011-110-LS (-2 x 1 Month LIBOR USD + 10.10%, 10.10% Cap)	9.92	% (i)	11/25/2041	651,621
3,173,489	Federal National Mortgage Association, Series 2011-111-CZ	4.00%		11/25/2041	3,475,083
6,706,660	Federal National Mortgage Association, Series 2011-111-EZ	5.00%		11/25/2041	7,597,380
1,546,665	Federal National Mortgage Association, Series 2011-111-VZ	4.00%		11/25/2041	1,714,614
30,000,000	Federal National Mortgage Association, Series 2011-131-PB	4.50%		12/25/2041	34,435,419
14,563,312	Federal National Mortgage Association, Series 2011-16-AL	3.50%		03/25/2031	15,712,338
29,600,875	Federal National Mortgage Association, Series 2011-17-NY	3.50%		03/25/2031	31,780,124
626,402	Federal National Mortgage Association, Series 2011-17-SA (-1 x 1 Month LIBOR USD + 6.47%, 6.47% Cap)	6.38	% (f)(i)	03/25/2041	95,244
4,063,858	Federal National Mortgage Association, Series 2011-25-KY	3.00%		04/25/2026	4,238,422
2,614,344	Federal National Mortgage Association, Series 2011-27-BS (-2 x 1 Month LIBOR USD + 9.00%, 9.00% Cap)	8.82	% (i)	04/25/2041	2,884,278
31,191,878	Federal National Mortgage Association, Series 2011-29-AL	3.50%		04/25/2031	33,378,946
4,463,965	Federal National Mortgage Association, Series 2011-2-GZ	4.00%		02/25/2041	4,908,028
10,428,294	Federal National Mortgage Association, Series 2011-32-ZG	4.00%		04/25/2041	11,094,549
2,625,564	Federal National Mortgage Association, Series 2011-36-VZ	4.50%		05/25/2041	2,795,889
5,168,148	Federal National Mortgage Association, Series 2011-37-Z	4.50%		05/25/2041	5,845,189
6,678,425	Federal National Mortgage Association, Series 2011-38-BZ	4.00%		05/25/2041	7,278,011
3,579,914	Federal National Mortgage Association, Series 2011-39-CB	3.00%		05/25/2026	3,735,335
5,922,037	Federal National Mortgage Association, Series 2011-39-ZD	4.00%		02/25/2041	6,511,706
2,412,582	Federal National Mortgage Association, Series 2011-40-LZ	4.50%		05/25/2041	2,648,237

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,256,563	Federal National Mortgage Association, Series 2011-42-MZ	4.50%		05/25/2041	3,514,453
18,293,097	Federal National Mortgage Association, Series 2011-45-ZA	4.00%		05/25/2031	19,798,013
4,203,234	Federal National Mortgage Association, Series 2011-45-ZB	4.50%		05/25/2041	4,431,098
14,605,195	Federal National Mortgage Association, Series 2011-51-FJ (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.54%		06/25/2041	14,776,666
970,793	Federal National Mortgage Association, Series 2011-59-MA	4.50%		07/25/2041	1,082,175
6,387,840	Federal National Mortgage Association, Series 2011-60-EL	3.00%		07/25/2026	6,664,502
10,055,674	Federal National Mortgage Association, Series 2011-64-DB	4.00%		07/25/2041	11,129,988
8,486,381	Federal National Mortgage Association, Series 2011-77-Z	3.50%		08/25/2041	8,879,397
30,989,910	Federal National Mortgage Association, Series 2011-99-CZ	4.50	% (j)	10/25/2041	36,049,831
51,716,173	Federal National Mortgage Association, Series 2011-99-DZ	5.00%		10/25/2041	58,818,252
14,027,139	Federal National Mortgage Association, Series 2012-104-Z	3.50	% (j)	09/25/2042	15,282,302
3,307,640	Federal National Mortgage Association, Series 2012-111-LB	3.50%		05/25/2041	3,569,573
18,641,156	Federal National Mortgage Association, Series 2012-111-MJ	4.00%		04/25/2042	20,990,774
12,669,677	Federal National Mortgage Association, Series 2012-122-AD	2.00%		02/25/2040	12,754,249
28,150,577	Federal National Mortgage Association, Series 2012-122-DB	3.00%		11/25/2042	29,447,007
33,488,651	Federal National Mortgage Association, Series 2012-125-LA	3.00%		11/25/2042	35,836,735
20,701,147	Federal National Mortgage Association, Series 2012-132-KH	1.75%		12/25/2032	21,414,316
20,835,182	Federal National Mortgage Association, Series 2012-144-PT	4.18	% (b)	11/25/2049	22,993,072
7,353,716	Federal National Mortgage Association, Series 2012-14-BZ	4.00%		03/25/2042	8,095,047
28,199,830	Federal National Mortgage Association, Series 2012-15-PZ	4.00	% (j)	03/25/2042	31,757,428
18,115,552	Federal National Mortgage Association, Series 2012-20-ZT	3.50%		03/25/2042	19,128,796
59,348,982	Federal National Mortgage Association, Series 2012-30-DZ	4.00%		04/25/2042	64,629,095
31,941,886	Federal National Mortgage Association, Series 2012-31-Z	4.00%		04/25/2042	35,250,523
12,917,855	Federal National Mortgage Association, Series 2012-70-FY (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.54%		07/25/2042	13,049,599
38,461,118	Federal National Mortgage Association, Series 2012-74-Z	4.00	% (j)	07/25/2042	42,636,181
1,803,785	Federal National Mortgage Association, Series 2012-80-EA	2.00%		04/25/2042	1,831,902
27,597,016	Federal National Mortgage Association, Series 2012-86-ZC	3.50	% (j)	08/25/2042	29,712,024
38,449,874	Federal National Mortgage Association, Series 2012-96-VZ	3.50	% (j)	09/25/2042	41,551,025
12,347,179	Federal National Mortgage Association, Series 2012-98-BG	4.50%		08/25/2040	13,838,269
23,616,391	Federal National Mortgage Association, Series 2012-99-QE	3.00%		09/25/2042	24,876,269
15,179,688	Federal National Mortgage Association, Series 2013-100-PJ	3.00%		03/25/2043	16,177,595
28,096,736	Federal National Mortgage Association, Series 2013-130-ZE	3.00	% (j)	01/25/2044	29,276,496
25,244,746	Federal National Mortgage Association, Series 2013-133-ZT	3.00	% (j)	01/25/2039	26,797,586
13,444,450	Federal National Mortgage Association, Series 2013-36-Z	3.00	% (j)	04/25/2043	14,627,331
10,463,466	Federal National Mortgage Association, Series 2013-41-ZH	3.00%		05/25/2033	11,002,366
8,813,235	Federal National Mortgage Association, Series 2013-51-HS (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.29	% (i)	04/25/2043	9,211,390
2,145,871	Federal National Mortgage Association, Series 2013-53-AB	1.50%		03/25/2028	2,193,028
1,588,414	Federal National Mortgage Association, Series 2013-58-SC (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.86	% (i)	06/25/2043	1,517,944
17,359,960	Federal National Mortgage Association, Series 2013-81-ZQ	3.00%		08/25/2043	17,279,553
11,140,667	Federal National Mortgage Association, Series 2013-82-SH (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.96	% (f)(i)	12/25/2042	1,240,416
1,971,229	Federal National Mortgage Association, Series 2013-8-Z	3.00%		02/25/2043	1,963,112
25,842,628	Federal National Mortgage Association, Series 2014-12-GZ	3.50	% (j)	03/25/2044	28,123,426

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
22,518,734	Federal National Mortgage Association, Series 2014-21-GZ	3.00%		04/25/2044	23,462,757
31,785,001	Federal National Mortgage Association, Series 2014-37-ZY	2.50	% (j)	07/25/2044	32,682,374
37,836,810	Federal National Mortgage Association, Series 2014-39-ZA	3.00%		07/25/2044	39,244,778
750,594	Federal National Mortgage Association, Series 2014-46-NZ	3.00%		06/25/2043	773,979
4,644,009	Federal National Mortgage Association, Series 2014-55-MA	3.00%		10/25/2039	4,668,143
62,085,250	Federal National Mortgage Association, Series 2014-60-EZ	3.00	% (j)	10/25/2044	67,064,723
43,825,106	Federal National Mortgage Association, Series 2014-61-ZV	3.00	% (j)	10/25/2044	47,093,082
36,957,722	Federal National Mortgage Association, Series 2014-64-NZ	3.00	% (j)	10/25/2044	39,663,552
15,728,010	Federal National Mortgage Association, Series 2014-65-CD	3.00%		06/25/2040	15,875,930
13,013,489	Federal National Mortgage Association, Series 2014-67-DZ	3.00	% (j)	10/25/2044	13,905,809
17,625,101	Federal National Mortgage Association, Series 2014-68-MA	3.00%		11/25/2040	17,834,625
41,602,045	Federal National Mortgage Association, Series 2014-68-MZ	3.00	% (j)	11/25/2044	44,704,177
28,883,706	Federal National Mortgage Association, Series 2014-6-Z	2.50	% (j)	02/25/2044	29,992,361
8,376,695	Federal National Mortgage Association, Series 2014-73-CQ	3.00%		06/25/2040	8,475,161
23,484,791	Federal National Mortgage Association, Series 2014-77-VZ	3.00	% (j)	11/25/2044	25,107,104
6,278,056	Federal National Mortgage Association, Series 2014-82-YA	3.00%		04/25/2041	6,382,334
30,160,637	Federal National Mortgage Association, Series 2014-84-KZ	3.00	% (j)	12/25/2044	32,358,735
24,441,034	Federal National Mortgage Association, Series 2014-95-NA	3.00%		04/25/2041	24,780,197
97,031,830	Federal National Mortgage Association, Series 2014-M11-1A	3.23	% (b)	08/25/2024	102,699,770
12,274,413	Federal National Mortgage Association, Series 2015-11-A	3.00%		05/25/2034	12,851,230
26,609,203	Federal National Mortgage Association, Series 2015-21-G	3.00%		02/25/2042	27,139,389
8,315,507	Federal National Mortgage Association, Series 2015-42-CA	3.00%		03/25/2044	8,546,479
31,568,679	Federal National Mortgage Association, Series 2015-49-A	3.00%		03/25/2044	32,323,587
12,352,437	Federal National Mortgage Association, Series 2015-88-AC	3.00%		04/25/2043	12,532,489
68,824,617	Federal National Mortgage Association, Series 2015-88-BA	3.00%		04/25/2044	70,378,167
22,315,619	Federal National Mortgage Association, Series 2015-8-AP	2.00%		03/25/2045	22,912,064
7,673,599	Federal National Mortgage Association, Series 2015-94-MA	3.00%		01/25/2046	8,001,213
36,684,640	Federal National Mortgage Association, Series 2015-9-HA	3.00%		01/25/2045	38,970,721
22,077,729	Federal National Mortgage Association, Series 2016-2-JA	2.50%		02/25/2046	23,083,535
49,327,187	Federal National Mortgage Association, Series 2016-32-LA	3.00%		10/25/2044	50,646,404
33,079,633	Federal National Mortgage Association, Series 2016-72-PA	3.00%		07/25/2046	34,235,997
15,441,819	Federal National Mortgage Association, Series 2016-74-PA	3.00%		12/25/2044	15,711,887
8,673,084	Federal National Mortgage Association, Series 2016-79-EP	3.00%		01/25/2044	8,842,221
22,563,427	Federal National Mortgage Association, Series 2016-81-PA	3.00%		02/25/2044	23,005,700
170,263	Federal National Mortgage Association, Series 2017-13-ML	3.00%		08/25/2041	170,047
1,957,461	Federal National Mortgage Association, Series 2017-51-EA	3.00%		11/25/2042	1,976,438
18,076,666	Federal National Mortgage Association, Series 2018-21-IO	3.00	% (f)	04/25/2048	1,770,145
29,856,582	Federal National Mortgage Association, Series 2018-21-PO	0.00	% (g)	04/25/2048	27,933,675
65,981,043	Federal National Mortgage Association, Series 2018-27-AO	0.00	% (g)	05/25/2048	61,024,461
19,242,795	Federal National Mortgage Association, Series 2018-27-JA	3.00%		12/25/2047	20,027,073
23,782,588	Federal National Mortgage Association, Series 2018-33-A	3.00%		05/25/2048	24,761,334
8,968,242	Federal National Mortgage Association, Series 2018-33-C	3.00%		05/25/2048	9,321,443
66,801,364	Federal National Mortgage Association, Series 2018-36-A	3.00%		06/25/2048	69,791,654
27,860,761	Federal National Mortgage Association, Series 2018-38-JB	3.00%		06/25/2048	29,182,827
87,140,969	Federal National Mortgage Association, Series 2018-39-AB	3.00%		06/25/2048	91,276,034
40,553,782	Federal National Mortgage Association, Series 2018-44-PZ	3.50	% (j)	06/25/2048	44,509,138

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
14,399,678	Federal National Mortgage Association, Series 2018-64-A	3.00%		09/25/2048	14,887,155
36,129,180	Federal National Mortgage Association, Series 2018-85-PO	0.00	% (g)	12/25/2048	33,893,351
34,952,980	Federal National Mortgage Association, Series 2019-12-BA	3.00%		04/25/2049	36,587,507
8,529,364	Federal National Mortgage Association, Series 2019-48-AZ	3.50	% (j)	09/25/2049	9,186,666
10,479,362	Federal National Mortgage Association, Series 2019-64-D	2.50%		11/25/2049	10,720,654
25,143,949	Federal National Mortgage Association, Series 2019-69-DS (-1 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	5.91	% (f)(i)	12/25/2049	4,907,035
231,593,306	Federal National Mortgage Association, Series 2019-M16-X	1.30	% (b)(f)	07/25/2031	20,150,424
498,023,732	Federal National Mortgage Association, Series 2019-M18-X	0.83	% (b)(f)	08/25/2029	26,834,963
27,991,461	Federal National Mortgage Association, Series 2019-M24-2A1	2.46%		03/25/2031	29,811,197
255,605,545	Federal National Mortgage Association, Series 2019-M24-2XA	1.28	% (b)(f)	03/25/2031	23,476,296
308,222,727	Federal National Mortgage Association, Series 2019-M24-XA	1.41	% (b)(f)	03/25/2029	26,485,332
16,000,000	Federal National Mortgage Association, Series 2020-13-HB	3.00%		03/25/2050	16,867,912
10,000,000	Federal National Mortgage Association, Series 2020-2-MB	2.00%		11/25/2059	9,687,817
22,989,056	Federal National Mortgage Association, Series 2020-2-MT	2.00%		11/25/2059	23,370,798
40,000,000	Federal National Mortgage Association, Series 2020-47-GL	2.00%		05/25/2046	41,713,960
48,500,000	Federal National Mortgage Association, Series 2020-47-KM	2.00%		12/25/2045	50,499,582
10,930,484	Federal National Mortgage Association, Series 2020-51-AZ	2.00	% (j)	07/25/2050	10,241,420
18,423,253	Federal National Mortgage Association, Series 2020-54-AS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.06	% (f)(i)	08/25/2050	4,089,255
501,239,194	Federal National Mortgage Association, Series 2020-M10-X2	1.82	% (b)(f)	12/25/2030	63,956,868
254,544,621	Federal National Mortgage Association, Series 2020-M10-X8	0.77	% (b)(f)	12/25/2027	9,246,079
101,475,106	Federal National Mortgage Association, Series 2020-M13-X2	1.40	% (b)(f)	09/25/2030	8,528,607
684,013,609	Federal National Mortgage Association, Series 2020-M15-X1	1.69	% (b)(f)	09/25/2031	87,636,371
26,537,840	Federal National Mortgage Association, Series 2020-M17-X1	1.44	% (b)(f)	01/25/2028	1,736,031
141,670,380	Federal National Mortgage Association, Series 2020-M27-X1	1.00	% (b)(f)	03/25/2031	8,296,699
173,915,435	Federal National Mortgage Association, Series 2020-M54-X	1.63	% (b)(f)	12/25/2033	18,965,704
53,591,372	Federal National Mortgage Association, Series 2020-M7-X2	1.33	% (b)(f)	03/25/2031	4,871,365
28,884,050	Federal National Mortgage Association, Series 2021-13-AK	2.00%		01/25/2049	29,752,362
20,880,788	Federal National Mortgage Association, Series 2021-21-DK	2.00%		07/25/2043	21,479,047
25,984,141	Federal National Mortgage Association, Series 2021-21-GI	4.00	% (f)	07/25/2043	4,425,227
56,100,300	Federal National Mortgage Association, Series 2021-21-GL	2.00%		07/25/2043	57,381,283
23,110,661	Federal National Mortgage Association, Series 2021-29-BA	1.25%		05/25/2041	23,181,255
6,518,939	Federal National Mortgage Association, Series 2021-29-CG	1.25%		05/25/2041	6,538,988
21,830,749	Federal National Mortgage Association, Series 2021-31-AB	2.00%		06/25/2041	22,418,359
11,320,000	Federal National Mortgage Association, Series 2021-M12-2A1	2.20	% (b)	05/25/2033	11,997,872
187,633,973	Federal National Mortgage Association, Series 2021-M3-X2	1.11	% (b)(f)	08/25/2033	14,280,634
23,685,965	Federal National Mortgage Association, Series 2021-M5-A1	1.51	% (b)	01/25/2033	24,069,531
4,651,048	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.36	% (f)(i)	11/25/2039	992,421
49,120,828	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	50,899,581
133,845,000	Government National Mortgage Association	0.97	% (b)(f)	06/16/2063	11,929,337
269,160,000	Government National Mortgage Association	0.92	% (b)(f)	08/16/2063	23,140,035
37,321,165	Government National Mortgage Association, Pool 785310	2.50%		02/20/2051	38,910,398
51,444,590	Government National Mortgage Association, Pool 785346	2.00%		03/20/2051	52,463,823
16,469,803	Government National Mortgage Association, Pool 785350	2.00%		01/20/2051	16,795,444
33,175,335	Government National Mortgage Association, Pool 785374	2.50%		03/20/2051	34,979,585

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
60,182,053	Government National Mortgage Association, Pool 785378	2.50%		03/20/2051	63,009,950
86,234,139	Government National Mortgage Association, Pool 785379	2.50%		03/20/2051	90,120,478
111,563,462	Government National Mortgage Association, Pool 785401	2.50%		10/20/2050	116,105,698
163,822,480	Government National Mortgage Association, Pool 785412	2.50%		03/20/2051	170,550,906
12,934,473	Government National Mortgage Association, Pool CB2017	2.50%		03/20/2051	13,493,458
12,116,039	Government National Mortgage Association, Pool CB4182	2.50%		03/20/2051	12,647,016
3,612,430	Government National Mortgage Association, Pool CB5487	2.50%		03/20/2051	3,743,308
10,838,121	Government National Mortgage Association, Pool CB9135	2.50%		04/20/2051	11,307,050
1,109,671	Government National Mortgage Association, Pool MA2511	3.50%		01/20/2045	1,150,610
7,465,941	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	6.17	% (f)(i)	08/20/2033	1,184,978
3,098,837	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	3,421,324
1,751,852	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	1,980,563
3,388,035	Government National Mortgage Association, Series 2004-83-CS (-1 x 1 Month LIBOR USD + 6.08%, 6.08% Cap)	5.99	% (f)(i)	10/20/2034	554,071
831,479	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	935,928
9,134,906	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	10,267,936
634,171	Government National Mortgage Association, Series 2006-24-CX (-7 x 1 Month LIBOR USD + 39.97%, 39.97% Cap)	39.28	% (i)	05/20/2036	1,138,446
3,647,473	Government National Mortgage Association, Series 2007-26-SJ (-1 x 1 Month LIBOR USD + 4.69%, 4.69% Cap)	4.60	% (f)(i)	04/20/2037	360,493
3,022,159	Government National Mortgage Association, Series 2008-2-SM (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	6.43	% (f)(i)	01/16/2038	572,444
5,357,170	Government National Mortgage Association, Series 2008-42-AI (-1 x 1 Month LIBOR USD + 7.69%, 7.69% Cap)	7.62	% (f)(i)	05/16/2038	1,335,975
2,068,566	Government National Mortgage Association, Series 2008-43-SH (-1 x 1 Month LIBOR USD + 6.34%, 6.34% Cap)	6.24	% (f)(i)	05/20/2038	248,826
2,352,196	Government National Mortgage Association, Series 2008-51-SC (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.16	% (f)(i)	06/20/2038	447,952
1,706,342	Government National Mortgage Association, Series 2008-51-SE (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.18	% (f)(i)	06/16/2038	283,102
722,536	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.96	% (f)(i)	09/20/2038	89,256
1,358,808	Government National Mortgage Association, Series 2008-83-SD (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	6.49	% (f)(i)	11/16/2036	175,014
5,122,017	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	5,689,994
3,895,068	Government National Mortgage Association, Series 2009-10-NS (-1 x 1 Month LIBOR USD + 6.65%, 6.65% Cap)	6.58	% (f)(i)	02/16/2039	759,943
1,045,998	Government National Mortgage Association, Series 2009-24-SN (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.01	% (f)(i)	09/20/2038	132,325
2,912,142	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	3,184,092
16,732,612	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	18,341,115
8,395	Government National Mortgage Association, Series 2009-41-ZQ	4.50	% (j)	06/16/2039	9,549
2,018,156	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	2,215,594
310,407	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	330,258
1,505,563	Government National Mortgage Association, Series 2009-69-TS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.13	% (f)(i)	04/16/2039	174,236
2,370,695	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	2,601,096
1,606,465	Government National Mortgage Association, Series 2009-87-IG (-1 x 1 Month LIBOR USD + 6.74%, 6.74% Cap)	6.65	% (f)(i)	03/20/2037	122,933

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,320,503	Government National Mortgage Association, Series 2010-106-PS (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.96	% (f)(i)	03/20/2040	1,545,503
4,260,928	Government National Mortgage Association, Series 2010-1-SA (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	5.68	% (f)(i)	01/16/2040	697,078
4,019,447	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	4,443,842
33,875,140	Government National Mortgage Association, Series 2010-26-QS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.16	% (f)(i)	02/20/2040	6,073,470
2,960,186	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	3,373,934
2,819,008	Government National Mortgage Association, Series 2010-42-ES (-1 x 1 Month LIBOR USD + 5.68%, 5.68% Cap)	5.59	% (f)(i)	04/20/2040	543,325
901,854	Government National Mortgage Association, Series 2010-61-AS (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.46	% (f)(i)	09/20/2039	150,037
8,952,410	Government National Mortgage Association, Series 2010-62-SB (-1 x 1 Month LIBOR USD + 5.75%, 5.75% Cap)	5.66	% (f)(i)	05/20/2040	1,577,513
8,553,626	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	9,851,741
4,340,955	Government National Mortgage Association, Series 2011-18-SN (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	9.31	% (i)	12/20/2040	4,718,050
4,344,322	Government National Mortgage Association, Series 2011-18-YS (-2 x 1 Month LIBOR USD + 9.50%, 9.50% Cap)	9.31	% (i)	12/20/2040	4,685,930
1,644,479	Government National Mortgage Association, Series 2011-51-UZ	4.50%		04/20/2041	1,838,601
1,199,566	Government National Mortgage Association, Series 2011-69-OC	0.00	% (g)	05/20/2041	1,127,025
12,340,435	Government National Mortgage Association, Series 2011-69-SB (-1 x 1 Month LIBOR USD + 5.35%, 5.35% Cap)	5.26	% (f)(i)	05/20/2041	2,188,904
12,098,857	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	13,490,564
4,690,609	Government National Mortgage Association, Series 2011-72-AS (-1 x 1 Month LIBOR USD + 5.38%, 5.38% Cap)	5.29	% (f)(i)	05/20/2041	762,424
3,887,541	Government National Mortgage Association, Series 2011-72-SK (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.06	% (f)(i)	05/20/2041	800,986
12,183,050	Government National Mortgage Association, Series 2013-116-LS (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.06	% (f)(i)	08/20/2043	2,314,904
16,987,266	Government National Mortgage Association, Series 2013-136-CS (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.13	% (f)(i)	09/16/2043	2,831,473
20,501,915	Government National Mortgage Association, Series 2013-182-WZ	2.50	% (j)	12/20/2043	21,678,005
63,198,218	Government National Mortgage Association, Series 2013-182-ZW	2.50	% (j)	12/20/2043	66,823,578
8,108,599	Government National Mortgage Association, Series 2013-186-SG (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.18	% (f)(i)	02/16/2043	1,060,836
8,399,375	Government National Mortgage Association, Series 2013-26-MS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.16	% (f)(i)	02/20/2043	1,625,531
10,994,537	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	11,383,105
15,386,829	Government National Mortgage Association, Series 2014-163-PS (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.51	% (f)(i)	11/20/2044	2,487,566
16,038,859	Government National Mortgage Association, Series 2014-167-SA (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.51	% (f)(i)	11/20/2044	3,050,403
26,490,100	Government National Mortgage Association, Series 2014-21-SE (-1 x 1 Month LIBOR USD + 5.55%, 5.55% Cap)	5.46	% (f)(i)	02/20/2044	5,249,238
15,881,709	Government National Mortgage Association, Series 2014-39-SK (-1 x 1 Month LIBOR USD + 6.20%, 6.20% Cap)	6.11	% (f)(i)	03/20/2044	3,191,007
15,979,507	Government National Mortgage Association, Series 2014-59-DS (-1 x 1 Month LIBOR USD + 6.25%, 6.25% Cap)	6.18	% (f)(i)	04/16/2044	3,208,458
15,908,925	Government National Mortgage Association, Series 2016-108-SM (-1 x 1 Month LIBOR USD + 6.10%, 6.10% Cap)	6.01	% (f)(i)	08/20/2046	3,390,512
9,070,053	Government National Mortgage Association, Series 2016-99-TL	2.00%		04/16/2044	8,894,211

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
14,573,294	Government National Mortgage Association, Series 2020-112-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.20%, 6.20% Cap)	6.19	% (f)(i)	08/20/2050	3,319,983
33,454,080	Government National Mortgage Association, Series 2020-112-MS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (f)(i)	08/20/2050	7,742,696
208,808,480	Government National Mortgage Association, Series 2020-140-ES (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (f)(i)	09/20/2050	54,242,242
57,646,625	Government National Mortgage Association, Series 2020-140-SG (-1 x 1 Month LIBOR USD + 6.35%, 6.35% Cap)	6.26	% (f)(i)	09/20/2050	12,453,297
79,504,216	Government National Mortgage Association, Series 2020-152-IO	0.72	% (b)(f)	12/16/2062	5,666,536
14,829,988	Government National Mortgage Association, Series 2020-160-IM	2.50	% (f)	10/20/2050	2,059,191
54,339,384	Government National Mortgage Association, Series 2020-162-QS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (f)(i)	10/20/2050	12,586,680
74,290,145	Government National Mortgage Association, Series 2020-166-SM (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (f)(i)	11/20/2050	16,101,089
20,767,697	Government National Mortgage Association, Series 2020-167-NS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (f)(i)	11/20/2050	4,391,531
43,315,009	Government National Mortgage Association, Series 2020-181-SA (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (f)(i)	12/20/2050	10,922,044
52,052,068	Government National Mortgage Association, Series 2020-188-NS (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.21	% (f)(i)	12/20/2050	11,940,047
25,425,898	Government National Mortgage Association, Series 2020-98-SA (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.06	% (f)(i)	07/20/2050	5,555,706
139,054,000	Government National Mortgage Association, Series 2021-110-IO	0.89	% (b)(f)	11/16/2063	11,913,591
33,989,000	Government National Mortgage Association, Series 2021-114-SB (-1 x 1 Month LIBOR USD + 2.60%, 2.60% Cap)	2.51	% (f)(i)	06/20/2051	2,464,203
294,743,557	Government National Mortgage Association, Series 2021-12-IO	0.98	% (b)(f)	03/16/2063	25,765,421
103,539,311	Government National Mortgage Association, Series 2021-1-EI	2.00	% (f)	01/20/2051	13,352,388
39,197,357	Government National Mortgage Association, Series 2021-20-IO	1.12	% (b)(f)	08/16/2062	3,701,936
15,777,915	Government National Mortgage Association, Series 2021-25-EI	2.50	% (f)	02/20/2051	1,943,435
73,733,491	Government National Mortgage Association, Series 2021-2-IO	0.92	% (b)(f)	06/16/2063	6,169,252
26,734,880	Government National Mortgage Association, Series 2021-30-IB	2.50	% (f)	02/20/2051	4,008,409
31,972,872	Government National Mortgage Association, Series 2021-35-IO	1.01	% (b)(f)	12/16/2062	2,959,946
655,637,215	Government National Mortgage Association, Series 2021-45-IO	0.84	% (b)(f)	04/16/2063	53,610,406
29,950,959	Government National Mortgage Association, Series 2021-52-IO	0.85	% (b)(f)	04/16/2063	2,375,695
229,076,298	Government National Mortgage Association, Series 2021-60-IO	0.84	% (b)(f)	05/16/2063	18,225,333
214,942,866	Government National Mortgage Association, Series 2021-70-IO	0.72	% (b)(f)	04/16/2063	16,090,129
176,022,091	Government National Mortgage Association, Series 2021-71-IO	0.90	% (b)(f)	10/16/2062	14,489,505
168,084,705	Government National Mortgage Association, Series 2021-72-IO	0.57	% (b)(f)	01/16/2061	10,927,119
67,827,217	Government National Mortgage Association, Series 2021-7-MI	2.50	% (f)	01/20/2051	10,092,134
22,796,124	Government National Mortgage Association, Series 2021-80-IO	0.91	% (b)(f)	12/16/2062	1,944,525
339,195,770	Government National Mortgage Association, Series 2021-85-IO	0.71	% (b)(f)	03/16/2063	25,197,090
85,896,000	Government National Mortgage Association, Series 2021-98-ST (-1 x Secured Overnight Financing Rate 30 Day Average + 2.73%, 2.73% Cap)	2.72	% (f)(i)	03/20/2051	7,086,420
75,520,862	Government National Mortgage Association, Series 2021-9-AI	2.00	% (f)	01/20/2051	9,515,221

Total US Government and Agency Mortgage Backed Obligations (Cost $18,402,045,913)					19,138,812,064

US Government and Agency Obligations - 11.5%
54,900,000	Tennessee Valley Authority	4.25%		09/15/2065	77,355,799

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
500,000,000	United States Treasury Notes	0.75%		05/31/2026	497,187,500
550,000,000	United States Treasury Notes	0.88%		06/30/2026	549,763,671
500,000,000	United States Treasury Notes	1.25%		05/31/2028	501,328,125
491,000,000	United States Treasury Notes	1.25%		06/30/2028	491,805,544
1,040,000,000	United States Treasury Notes	1.63%		05/15/2031	1,056,087,500
390,000,000	United States Treasury Notes	2.25%		05/15/2041	405,904,688
727,000,000	United States Treasury Notes	1.63%		11/15/2050	653,164,062
646,000,000	United States Treasury Notes	1.88%		02/15/2051	616,728,125
785,000,000	United States Treasury Notes	2.38%		05/15/2051	838,294,137

Total US Government and Agency Obligations (Cost $5,649,498,989)					5,687,619,151

Repurchase Agreements - 0.4%
224,482,985	Credit Suisse Freedom Mortgage (1 Month LIBOR USD + 2.75%, 0.5% LIBOR Floor) (Collateralized by Agency Mortgage Obligations, Value $1,038,148,640)	3.25	% (d)	03/01/2023	224,482,985

Total Repurchase Agreements (Cost $224,489,120)					224,482,985

Short Term Investments - 6.7%
1,103,326,662	First American Government Obligations Fund - Class U	0.03	% (k)		1,103,326,662
1,103,326,662	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (k)		1,103,326,662
1,103,326,662	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (k)		1,103,326,662

Total Short Term Investments (Cost $3,309,979,986)					3,309,979,986

Total Investments - 99.9% (Cost $49,341,065,607)					49,472,907,564
Other Assets in Excess of Liabilities - 0.1%					31,231,808

NET ASSETS - 100.0%					$49,504,139,372

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of period end.

(d)	Value determined using significant unobservable inputs.

(e)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(f)	Interest only security

(g)	Principal only security

(h)

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of period end.

(i)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(j)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(k)	Seven-day yield as of period end

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	38.6%
Non-Agency Residential Collateralized Mortgage Obligations	25.7%
US Government and Agency Obligations	11.5%
Non-Agency Commercial Mortgage Backed Obligations	9.0%
Short Term Investments	6.7%
Asset Backed Obligations	4.9%
Collateralized Loan Obligations	3.0%
Repurchase Agreements	0.4%
Electronics/Electric	0.1%
Other Assets and Liabilities	0.1%

100.0%

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$3,309,979,986	$278,899,141	$11,738,863	$2,906,330	$429,419,386	$35,785,718
Affiliated Mutual Funds	—	1,153,718,117	—	5,520,826	—	—
Common Stocks	—	2,065,771	1,416,685	—	553,839	15,807
Exchange Traded Funds	—	—	—	2,421,900	—	—
Mutual Funds	—	—	—	612,300	—	—
Real Estate Investment Trusts	—	—	—	1,494,420	—	—

Total Level 1	3,309,979,986	1,434,683,029	13,155,548	12,955,776	429,973,225	35,801,525
Level 2
US Government and Agency Mortgage Backed Obligations	$19,138,812,064	$1,522,988,533	$—	$5,678,345	$416,006,705	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,657,253,614	1,303,728,472	—	5,298,408	1,207,238,434	—
US Government and Agency Obligations	5,687,619,151	2,380,297,580	—	—	554,119,694	—
Non-Agency Commercial Mortgage Backed Obligations	4,442,331,423	959,090,311	—	—	1,110,919,238	—
Asset Backed Obligations	2,439,248,318	473,191,379	—	—	600,296,183	—
Collateralized Loan Obligations	1,465,619,365	382,040,512	—	—	1,197,530,827	5,991,294
Bank Loans	—	422,711,139	—	—	366,426,471	256,866,926
US Corporate Bonds	—	1,663,115,461	—	—	403,934,279	17,970,290
Foreign Corporate Bonds	—	890,229,715	569,323,827	—	869,544,763	1,141,154
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	266,027,923	289,540,415	—	111,536,943	—
Other Short Term Investments	—	—	—	2,998,999	—	—
Municipal Bonds	—	11,256,536	—	—	—	—

Total Level 2	45,830,883,935	10,274,677,561	858,864,242	13,975,752	6,837,553,537	281,969,664
Level 3
Repurchase Agreements	$224,482,985	$18,706,915	$—	$—	$—	$—
Non-Agency Residential Collateralized Mortgage Obligations	69,099,420	159,924	—	—	—	—
Bank Loans	37,992,400	6,601,819	—	—	—	482,887
Collateralized Loan Obligations	468,838	—	—	125,510	—	—
Common Stocks	—	1,525,897	—	—	—	1,150,389
Warrants	—	17,618	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—

Total Level 3	332,043,643	27,012,173	—	125,510	—	1,633,276

Total	$49,472,907,564	$11,736,372,763	$872,019,790	$27,057,038	$7,267,526,762	$319,404,465

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(177,214)	$—	$—

Total Level 1	—	—	—	(177,214)	—	—
Level 2
Excess Return Swaps	—	—	—	2,101,413	—	—

Total Level 2	—	—	—	2,101,413	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,924,199	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$362,304,364	$85,275,609	$2,758,725	$1,914,051	$11,874,081	$22,674,894
Affiliated Mutual Funds	200,148,954	47,401,257	—	—	—	—
Common Stocks	19,346	38,977	131,739	—	—	—

Total Level 1	562,472,664	132,715,843	2,890,464	1,914,051	11,874,081	22,674,894
Level 2
US Government and Agency Obligations	$1,540,397,159	$—	$—	$23,069,367	$—	$237,957,420
Collateralized Loan Obligations	1,284,440,466	246,292,757	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,112,715,911	285,696,590	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,010,843,998	188,380,057	—	—	—	—
Asset Backed Obligations	594,234,659	64,650,285	—	—	—	—
Bank Loans	566,899,177	111,626,664	—	—	—	—
Foreign Corporate Bonds	552,531,290	113,423,995	213,593,594	—	—	—
US Corporate Bonds	440,106,014	72,442,637	—	—	—	—
US Government and Agency Mortgage Backed Obligations	403,260,245	46,649,465	—	57,220,830	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	68,146,294	47,796,547	36,294,047	—	—	537,280,931
Other Short Term Investments	—	—	—	3,199,224	193,425,117	1,209,759

Total Level 2	7,573,575,213	1,176,958,997	249,887,641	83,489,421	193,425,117	776,448,110
Level 3
Repurchase Agreements	$24,051,749	$—	$—	$—	$—	$—
Non-Agency Commercial Mortgage Backed Obligations	6,215,292	1,179,075	—	—	—	—
Common Stocks	1,171,687	334,919	—	—	—	—
Bank Loans	491,827	131,853	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Asset Backed Obligations	—	14,397,808	—	—	—	—
Collateralized Loan Obligations	—	1,290,413	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Non-Agency Residential Collateralized Mortgage Obligations	$—	$9,837,172	$—	$—	$—	$—
Warrants	—	1,985	—	—	—	—

Total Level 3	31,930,555	27,173,225	—	—	—	—

Total	$8,167,978,432	$1,336,848,065	$252,778,105	$85,403,472	$205,299,198	$799,123,004

Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$1,273,613	$—	$—

Total Level 1	—	—	—	1,273,613	—	—
Level 2
Excess Return Swaps	1,535,598,308	—	—	—	(1,087,108)	—
Forward Currency Exchange Contracts	—	—	—	—	—	8,860

Total Level 2	1,535,598,308	—	—	—	(1,087,108)	8,860
Level 3	—	—	—	—	—	—

Total	$1,535,598,308	$—	$—	$1,273,613	$(1,087,108)	$8,860

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$20,502,428	$2,616,724	$4,470,900	$585,461	$41,695	$14,409,604
Affiliated Mutual Funds	—	—	5,362,761	—	—	—

Total Level 1	20,502,428	2,616,724	9,833,661	585,461	41,695	14,409,604
Level 2
Asset Backed Obligations	$264,794,595	$—	$511,705	$—	$—	$3,584,765
US Corporate Bonds	209,623,875	79,940,136	4,700,534	4,015,180	—	1,117,370
Foreign Corporate Bonds	75,017,485	54,298,819	4,816,178	600,479	1,576,964	—
Bank Loans	—	—	—	—	—	—
Commercial Paper	—	91,358,073	—	—	—	—
US Government and Agency Obligations	—	—	13,362,783	2,823,966	—	4,147,484
Collateralized Loan Obligations	—	—	13,509,632	3,001,746	—	21,933,569
Non-Agency Commercial Mortgage Backed Obligations	—	—	11,169,646	2,878,322	—	26,573,968
Non-Agency Residential Collateralized Mortgage Obligations	—	—	10,287,982	—	—	38,576,846
US Government and Agency Mortgage Backed Obligations	—	—	4,434,520	—	—	16,881,423
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	218,761	—	7,890,603	—
Other Short Term Investments	—	—	—	—	—	—

Total Level 2	549,435,955	225,597,028	63,011,741	13,319,693	9,467,567	112,815,425

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Level 3
Bank Loans	$5,998,800	$—	$—	$—	$—	$—
Foreign Corporate Bonds	2,546,318	—	—	—	—	—
Asset Backed Obligations	—	—	—	—	—	8,658,426
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,161,801

Total Level 3	8,545,118	—	—	—	—	9,820,227

Total	$578,483,501	$228,213,752	$72,845,402	$13,905,154	$9,509,262	$137,045,256

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Level 2
Excess Return Swaps	—	—	11,862,177	1,584,563	—	—
Forward Currency Exchange Contracts	—	—	(1,611,792)	—	—	—

Total Level 2	—	—	10,250,385	1,584,563	—	—
Level 3	—	—	—	—	—	—

Total	$—	$—	$10,250,385	$1,584,563	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$8,269,441
Money Market Funds	57,061

Total Level 1	8,326,502
Level 2
US Government and Agency Obligations	2,386,748

Total Level 2	2,386,748
Level 3

Total	$10,713,250

Other Financial Instruments
Level 1	$—

Level 2
Excess Return Swaps	295,211

Total Level 2	295,211
Level 3	—

Total	$295,211

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$—	$(690,253)	$—	$247,437	$—	$—	$—	$14,397,808	$(646,722)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	27,710	(62,508)	49,992	—	(238,953)	—	—	9,837,172	(46,499)
Collateralized Loan Obligations	1,227,488	—	62,823	102	—	—	—	—	1,290,413	62,823
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	—	(1,594)	2,419	—	—	—	—	1,179,075	(1,594)
Common Stocks	294,158	—	40,761	—	—	—	—	—	334,919	40,761
Bank Loans	136,307	1,455	(2,447)	992	—	(4,454)	—	—	131,853	(964)
Warrants	—	—	1,985	—	—	—	—	—	1,985	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$29,165	$(652,733)	$53,505	$247,437	$(243,407)	$—	$—	$27,173,225	$(593,695)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$14,397,808	Market Comparables	Market Quotes	$80.24 - $2,421.10 ($442.65)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,837,172	Market Comparables	Market Quotes	$94.91 ($94.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$1,290,413	Market Comparables	Market Quotes	$25.27 - $97.87 ($94.11)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,179,075	Market Comparables	Yields	25.56% (25.56%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Common Stocks	$334,919	Market Comparables	Market Quotes	$3.26 - $19.93 ($18.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$131,853	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Warrants	$1,985	Intrinsic Value	Underlying Equity Price	$0.00 - $0.96 ($0.96)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Bank Loans	$—	$—	$—	$—	$—	$—	$5,998,800	$—	$5,998,800	$—
Foreign Corporate Bonds	2,648,957	(51)	(94,268)	(182)	—	(8,138)	—	—	2,546,318	(93,262)

Total	$2,648,957	$(51)	$(94,268)	$(182)	$—	$(8,138)	$5,998,800	$—	$8,545,118	$(93,262)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Bank Loans	$5,998,800	Market Comparables	Market Quotes	$99.98 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$2,546,318	Market Comparables	Market Quotes	$109.00 ($109.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 6/30/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$—	$(315,022)	$(295)	$2,115,069	$(83,070)	$—	$—	$8,658,426	$(181,508)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	16,940	4,177	—	—	—	—	1,161,801	16,940

Total	$8,082,428	$—	$(298,082)	$3,882	$2,115,069	$(83,070)	$—	$—	$9,820,227	$(164,568)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,658,426	Market Comparables	Market Quotes	$74.28 - $14,576.55 ($2,908.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,161,801	Market Comparables	Yields	12.00% (12.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.